UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02405, 811-09739 and 811-21434

Name of Fund:   BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC , 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Balanced Capital Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Funds		Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC		$591,350,343
Master Total Return Portfolio of Master Bond LLC		353,134,980
Total Mutual Funds (Cost — $ 803,248,795) — 99.1%		944,485,323

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (a)(b)	10,092,397	10,092,397
Total Short-Term Securities (Cost — $ 10,092,397) — 1.0%		10,092,397

Value
Total Investments (Cost — $813,341,192) — 100.1%	$954,577,720
Liabilities in Excess of Other Assets — (0.1)%	(1,330,011)

Net Assets — 100.0%	$953,247,709

Notes to Schedule of Investments

(a)	Represents the current yield as of report date.

(b)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at June 30, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	11,246,786	(1,154,389)	10,092,397	$14,419	$2,283

BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objectives and strategies as the Fund. As of June 30, 2015, the value of the investments and the percentage owned by the Fund of Master Large Cap Core Portfolio and Master Total Return Portfolio was $591,350,343 and $353,134,980 , respectively and 25.1% and 4.8%, respectively.

The Fund records its investments in the Master Portfolios at fair value. The Fund’s investments in the Master Portfolios are valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolios.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolios’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolios’ most recent financial statements as contained in their semi-annual reports.

As of June 30, 2015, the Fund’s investment in the Master Portfolios was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK BALANCED CAPITAL FUND, INC.	JUNE 30, 2015	1

Schedule of Investments June 30, 2015 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Honeywell International, Inc.	34,400	$3,507,768
Raytheon Co.	225,920	21,616,026

		25,123,794
Air Freight & Logistics — 1.4%
FedEx Corp.	188,500	32,120,400
Airlines — 1.0%
Southwest Airlines Co.	310,000	10,257,900
United Continental Holdings, Inc. (a)	245,500	13,013,955

		23,271,855
Auto Components — 1.6%
The Goodyear Tire & Rubber Co.	229,800	6,928,470
Lear Corp.	269,600	30,265,296

		37,193,766
Banks — 12.5%
Bank of America Corp.	3,119,836	53,099,609
Citigroup, Inc.	1,098,618	60,687,658
JPMorgan Chase & Co.	1,151,524	78,027,266
SunTrust Banks, Inc.	765,640	32,937,833
U.S. Bancorp	1,347,625	58,486,925
Wells Fargo & Co.	209,930	11,806,463

		295,045,754
Beverages — 2.3%
Dr Pepper Snapple Group, Inc.	491,400	35,823,060
Molson Coors Brewing Co., Class B	263,100	18,367,011

		54,190,071
Biotechnology — 1.7%
Amgen, Inc.	264,700	40,636,744
Capital Markets — 1.4%
The Goldman Sachs Group, Inc.	158,880	33,172,555
Chemicals — 0.5%
Cabot Corp.	112,974	4,212,800
The Dow Chemical Co.	165,500	8,468,635

		12,681,435
Communications Equipment — 3.4%
Brocade Communications Systems, Inc.	1,684,342	20,009,983
Cisco Systems, Inc.	1,572,320	43,175,907
QUALCOMM, Inc.	255,690	16,013,865

		79,199,755
Construction & Engineering — 1.0%
AECOM (a)	694,800	22,983,984
Consumer Finance — 1.8%
Discover Financial Services	380,470	21,922,681
SLM Corp. (a)	2,106,040	20,786,615

		42,709,296

Common Stocks	Shares	Value
Containers & Packaging — 0.6%
Packaging Corp. of America	218,413	$13,648,628
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	33,370	2,145,691
Zebra Technologies Corp., Class A (a)	133,203	14,792,193

		16,937,884
Energy Equipment & Services — 2.7%
Atwood Oceanics, Inc.	570,500	15,084,020
Halliburton Co.	102,110	4,397,878
Schlumberger Ltd.	443,320	38,209,751
Weatherford International PLC (a)	593,890	7,287,030

		64,978,679
Food & Staples Retailing — 4.1%
CVS Health Corp.	744,025	78,033,342
The Kroger Co.	34,600	2,508,846
Wal-Mart Stores, Inc.	218,040	15,465,577

		96,007,765
Food Products — 0.6%
Pilgrim’s Pride Corp. (b)	184,100	4,228,777
Tyson Foods, Inc., Class A	210,300	8,965,089

		13,193,866
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	32,140	2,381,574
Health Care Providers & Services — 12.6%
Aetna, Inc.	475,300	60,581,738
Centene Corp. (a)	369,300	29,691,720
Cigna Corp.	284,100	46,024,200
Express Scripts Holding Co. (a)	82,500	7,337,550
Humana, Inc.	99,800	19,089,744
Laboratory Corp. of America Holdings (a)	214,040	25,945,929
McKesson Corp.	142,525	32,041,045
UnitedHealth Group, Inc.	337,100	41,126,200
Universal Health Services, Inc., Class B	247,450	35,162,645

		297,000,771
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	789,438	38,990,343
Las Vegas Sands Corp.	186,900	9,825,333

		48,815,676
Industrial Conglomerates — 1.9%
3M Co.	289,575	44,681,423
Insurance — 3.5%
American International Group, Inc.	980,400	60,608,328
The Travelers Cos., Inc.	228,830	22,118,708

		82,727,036

Portfolio Abbreviations

ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet & Catalog Retail — 0.5%
The Priceline Group, Inc. (a)	9,420	$10,845,905
Internet Software & Services — 3.7%
Facebook, Inc., Class A (a)	342,700	29,391,665
Google, Inc., Class A (a)	53,285	28,776,031
Google, Inc., Class C (a)	54,594	28,416,723

		86,584,419
IT Services — 4.5%
Alliance Data Systems Corp. (a)	15,640	4,565,942
Amdocs Ltd.	341,279	18,630,421
Cognizant Technology Solutions Corp., Class A (a)	276,700	16,903,603
DST Systems, Inc.	46,044	5,800,623
MasterCard, Inc., Class A	479,160	44,791,877
Total System Services, Inc.	349,354	14,592,517

		105,284,983
Machinery — 1.4%
Parker-Hannifin Corp.	147,266	17,131,454
WABCO Holdings, Inc. (a)	129,000	15,959,880

		33,091,334
Media — 3.1%
Comcast Corp., Class A	1,055,900	63,501,826
Omnicom Group, Inc.	130,500	9,068,445

		72,570,271
Multiline Retail — 0.7%
Macy’s, Inc.	258,400	17,434,248
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	234,600	9,215,088
Oil, Gas & Consumable Fuels — 4.1%
BP PLC — ADR	678,410	27,109,264
Exxon Mobil Corp.	90,770	7,552,064
Hess Corp.	231,552	15,486,198
Marathon Petroleum Corp.	220,106	11,513,745
PBF Energy, Inc., Class A	176,240	5,008,741
Suncor Energy, Inc.	842,310	23,180,371
Tesoro Corp.	71,893	6,068,488

		95,918,871
Paper & Forest Products — 0.6%
Domtar Corp.	360,100	14,908,140
Pharmaceuticals — 3.6%
AstraZeneca PLC — ADR	348,800	22,222,048
Johnson & Johnson	80,095	7,806,059
Merck & Co., Inc.	103,243	5,877,624
Pfizer, Inc.	72,690	2,437,296
Teva Pharmaceutical Industries Ltd. — ADR	796,536	47,075,278

		85,418,305
Road & Rail — 0.2%
Union Pacific Corp.	60,700	5,788,959
Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	1,315,170	40,000,895
Micron Technology, Inc. (a)	1,155,870	21,776,591
NVIDIA Corp.	479,900	9,650,789

		71,428,275
Software — 2.2%
Microsoft Corp.	652,340	28,800,811
Oracle Corp.	574,350	23,146,305

		51,947,116
Specialty Retail — 4.8%
The Home Depot, Inc.	389,900	43,329,587

Common Stocks	Shares	Value
Specialty Retail (concluded)
Lowe’s Cos., Inc.	840,800	$56,308,376
Ross Stores, Inc.	276,358	13,433,762

		113,071,725
Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	270,870	33,973,870
EMC Corp.	1,040,470	27,458,003
Hewlett-Packard Co.	564,766	16,948,628
Western Digital Corp.	449,110	35,219,206

		113,599,707
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. (a)	29,200	2,101,524
Fossil Group, Inc. (a)	105,300	7,303,608

		9,405,132
Tobacco — 0.7%
Altria Group, Inc.	321,706	15,734,640
Total Common Stocks — 97.3%		2,290,949,829

Investment Companies — 0.3%
Utilities Select Sector SPDR Fund	188,000	7,794,480
Total Long-Term Investments (Cost — $1,745,555,589) — 97.6%		2,298,744,309

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	56,986,880	56,986,880
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (c)(d)(e)	$4,345	4,344,659
Total Short-Term Securities
(Cost — $61,331,539) — 2.6%		61,331,539
Total Investments (Cost — $1,806,887,128*) — 100.2%		2,360,075,848
Liabilities in Excess of Other Assets — (0.2)%		(4,688,822)

Net Assets — 100.0%		$2,355,387,026

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,810,480,851

Gross unrealized appreciation	$615,252,075
Gross unrealized depreciation	(65,657,078)

Net unrealized appreciation	$549,594,997

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at June 30, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	11,267,596	45,719,284	56,986,880	$25,696		$6,359
BlackRock Liquidity Series, LLC, Money Market Series	—	$4,344,659	$4,344,659	$37,014	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$2,290,949,829	—	—	$2,290,949,829
Investment Companies	7,794,480	—	—	7,794,480
Short-Term Securities	56,986,880	$4,344,659	—	61,331,539

Total	$2,355,731,189	$4,344,659	—	$2,360,075,848

[1]	See above Schedule of Investments for values in each industry.

The Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, collateral on securities loaned at value of $(4,344,659) is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	3

Consolidated Schedule of Investments June 30, 2015 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1AR, Class BR,
2.60%, 9/20/23 (a)(b)	USD	4,020	$4,012,057
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 0.91%, 12/25/33 (b)		581	525,995
Series 2006-CW1, Class A2C, 0.32%, 7/25/36 (b)		1,260	911,752
Series 2006-CW1, Class A2D, 0.44%, 7/25/36 (b)		13,114	7,361,286
ALM V Ltd., Series 2012-5A, Class A1R, 1.51%, 2/13/23 (a)(b)		3,400	3,396,632
ALM VII R Ltd., Series 2013-7RA, Class A2,
2.13%, 4/24/24 (a)(b)		2,253	2,252,994
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2,
2.13%, 4/24/24 (a)(b)		3,187	3,175,012
ALM XIV Ltd., Series 2014-14A, Class A1,
1.71%, 7/28/26 (a)(b)		4,625	4,600,985
ALME Loan Funding II Ltd.:
Series 2X, Class A, 1.48%, 8/15/27 (b)	EUR	870	967,782
Series 2X, Class E, 5.18%, 8/15/27 (b)		395	427,524
Series 2X, Class F, 5.93%, 8/15/27 (b)		250	254,842
American Homes 4 Rent:
Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)	USD	2,161	2,153,619
Series 2014-SFR2, Class A, 3.79%, 10/17/36 (a)		1,859	1,912,636
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class A1, 1.82%, 4/15/27 (a)(b)		2,020	2,021,010
Series 2015-6A, Class B, 2.33%, 4/15/27 (a)(b)		250	247,675
Apidos CDO, Series 2012-9AR, Class BR,
2.13%, 7/15/23 (a)(b)		3,035	3,035,000
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.07%, 6/16/27 (b)	EUR	338	364,758
Series 2014-1X, Class F, 5.76%, 6/16/27 (b)		336	336,720
Arianna SPV Srl, Series 1, Class A, 3.60%, 10/20/30		1,702	1,968,967
Auto ABS, Series 2012-2, Class A, 2.80%, 4/27/25		470	525,758
Avoca CLO XI Ltd., Series 11X, Class A, 1.41%, 7/15/27 (b)		1,300	1,449,310
Avoca CLO XIII Ltd., Series 13X, Class E, 5.49%, 1/21/28 (a)(b)		430	479,386

Asset-Backed Securities		Par (000)	Value
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.81%, 7/12/28	USD	300	$326,930
Series 14X, Class F, 5.81%, 7/12/28		300	312,716
Series 14X, Class SUB, 0.00%, 7/12/28		1,100	1,122,099
B2R Mortgage Trust, Series 2015-1, Class A1,
2.52%, 5/15/48 (a)		1,036	1,030,240
Battalion CLO IV Ltd., Series 2013-4A, Class A1,
1.68%, 10/22/25 (a)(b)		4,715	4,711,544
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.19%, 5/28/39 (a)(b)		9,000	6,974,754
Bayview Opportunity Master Fund IIA Trust, Series 2012-4NR3, Class A, 3.72%, 2/28/35 (a)(b)		1,343	1,346,107
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		2,186	2,185,701
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		2,113	2,117,715
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		1,704	924,699
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		1,581	886,181
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		2,708	1,603,912
Bear Stearns Asset Backed Securities I Trust, Series 2007-FS1, Class 1A3, 0.35%, 5/25/35 (b)		1,297	1,040,275
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 22A, 0.32%, 12/25/36-3/25/37 (b)		5,522	4,297,329
Series 2006-HE7, Class 1A2, 0.35%, 9/25/36-1/25/37 (b)		8,006	6,542,978
Series 2007-HE1, Class 21A2, 0.34%, 1/25/37 (b)		1,296	1,167,833
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.38%, 12/25/36 (a)(b)		1,200	1,112,497
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.48%, 7/15/24 (a)(b)		2,090	2,071,713
BlueMountain CLO Ltd.:
Series 2012-2A, Class B1, 2.23%, 11/20/24 (a)(b)		3,150	3,149,981
Series 2013-1A, Class A1, 1.36%, 5/15/25 (a)(b)		1,025	1,018,258

Portfolio Abbreviations

ABS	Asset-Backed Security	COP	Columbian Peso	MYR	Malaysian Ringgit
AKA	Also Known As	ETF	Exchange-Traded Fund	MXN	Mexican Peso
AMBAC	American Municipal Bond Assurance Corporation	EUR	Euro	OTC	Over-the-counter
AUD	Australian Dollar	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-kind
BRL	Brazilian Real	FKA	Formerly Known As	PLN	Polish Zloty
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	GBP	British Pound	RB	Revenue Bonds
CAD	Canadian Dollar	GO	General Obligation	RUB	Russian Ruble
CDO	Collateralized Debt Obligation	HKD	Hong Kong Dollar	SGD	Singapore Dollar
CHF	Swiss Franc	IDR	Indonesian Rupiah	S&P	Standard & Poor’s
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	TBA	To-be-announced
CLP	Chilean Peso	KRW	South Korean Won	TRY	Turkish Lira
CNH	Chinese Yuan Offshore	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
CNY	Chinese Yuan	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	ZAR	South African Rand

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	0

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Canyon Capital CLO Ltd., Series 2015-1A, Class B, 2.47%, 4/15/27 (a)(b)	USD	250	$246,846
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.67%, 1/20/25 (a)(b)		6,630	6,627,969
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.42%, 8/25/36 (b)		2,003	1,256,312
Series 2006-NC5, Class A3, 0.33%, 1/25/37 (b)		7,250	4,475,106
Series 2006-NC5, Class A4, 0.40%, 1/25/37 (b)		803	492,758
Series 2007-FRE1, Class A2, 0.38%, 2/25/37 (b)		4,242	3,962,058
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		2,951	2,958,763
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		1,240	1,240,351
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		1,285	1,284,463
Series 2014-AA, Class B, 1.76%, 8/15/19 (a)		1,435	1,431,094
Series 2014-AA, Class C, 2.28%, 11/15/19 (a)		1,850	1,846,997
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.58%, 1/19/23 (a)(b)		19,513	19,491,939
Series 2012-2A, Class A1R, 1.63%, 12/05/24 (a)(b)		4,000	3,996,409
Series 2012-3A, Class A1L, 1.66%, 1/29/25 (a)(b)		5,000	4,987,666
Series 2012-3A, Class A2L, 2.53%, 1/29/25 (a)(b)		4,480	4,480,526
Series 2014-2A, Class A1L, 1.76%, 5/24/26 (a)(b)		2,365	2,354,012
Series 2014-5A, Class A1, 1.82%, 1/17/27 (a)(b)		4,565	4,571,340
Series 2015-3A, Class B, 2.38%, 10/19/27 (a)(b)		2,610	2,560,687
Citigroup Mortgage Loan Trust, Series 2006-WFH3, Class M2, 0.48%, 10/25/36 (b)		5,000	3,913,905
Colombo Srl, Series 1, Class B, 0.23%, 8/28/26 (b)	EUR	376	412,897
Colony American Homes, Series 2015-1A, Class A, 1.39%, 7/17/32 (a)(b)	USD	8,470	8,377,702
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.81%, 9/25/33 (b)		672	619,286
Series 2004-5, Class A, 1.09%, 10/25/34 (b)		752	738,236
Series 2006-12, Class 2A2, 0.33%, 12/25/36-3/25/47 (b)		2,374	2,207,094
Series 2006-8, Class 2A3, 0.34%, 1/25/46 (b)		2,204	1,982,335
Series 2006-S10, Class A3, 0.51%, 10/25/36 (b)		14,221	11,398,332
Series 2006-S3, Class A4, 6.44%, 1/25/29 (c)		889	864,047
Series 2006-SPS1, Class A, 0.41%, 12/25/25 (b)		442	1,284,933
CT CDO IV Ltd., Series 2006-4A, Class A1,
0.50%, 10/20/43 (a)(b)		2,547	2,541,865
CVC Cordatus Loan Fund III Ltd., Series 3X,
Class A1, 1.52%, 7/08/27 (b)	EUR	1,640	1,828,406
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35	USD	1,150	1,110,108
Series 2006-S5, Class A5, 6.16%, 6/25/35		712	644,603

Asset-Backed Securities		Par (000)	Value
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.48%, 12/15/33 (a)(b)	USD	2,176	$1,756,214
DCP Rights LLC, Series 2014-1A, Class A,
5.46%, 10/25/44 (a)		8,228	8,254,734
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.66%, 1/15/25 (a)(b)		2,000	1,998,637
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.37%, 8/15/25 (a)(b)		2,090	2,068,447
ECP CLO Ltd., Series 2012-4A, Class A1, 1.62%, 6/19/24 (a)(b)		4,910	4,896,019
Euro-Galaxy IV CLO:
Series 2015-4X, Class D, 3.42%, 7/30/28		270	297,849
Series 2015-4X, Class E, 4.57%, 7/30/28		365	386,982
Series 2015-4X, Class F, 6.32%, 7/30/28		380	402,038
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 0.40%, 4/25/33 (b)		5	4,506
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A1R, 1.58%, 4/20/23 (a)(b)		8,150	8,150,000
Series 2012-7A, Class A2R, 2.78%, 4/20/23 (a)(b)		3,500	3,500,000
Series 2012-7A, Class BR, 3.28%, 4/20/23 (a)(b)		2,020	2,020,000
GFT Mortgage Loan Trust, Series 2015-GFT1, Class A, 3.72%, 1/25/55 (a)(c)		2,553	2,556,443
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.26%, 3/25/36 (b)		25	14,563
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.55%, 10/28/24 (a)(b)		5,105	5,080,574
Harvest CLO:
Series 11X, Class A1, 1.34%, 3/26/29 (b)	EUR	1,730	1,925,608
Series 11X, Class E, 5.34%, 3/26/29 (b)	USD	970	1,076,543
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		4,040	3,893,260
Highbridge Loan Management Ltd., Series 2012-1AR, Class A2R, 2.53%, 9/20/22 (a)(b)		3,010	3,009,709
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.55%, 4/15/36 (b)		2,201	1,944,887
ING IM CLO Ltd., Series 2012-1 2.14%, 3/14/22 (a)(b)		1,300	1,298,697
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 1.43%, 4/25/25 (a)(b)		1,815	1,799,720
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.40%, 12/17/30 (a)(b)		2,774	2,761,911
Series 2014-SFR1, Class A, 1.18%, 6/17/31 (a)(b)		1,730	1,710,093
Series 2014-SFR2, Class A, 1.29%, 9/17/31 (a)(b)		3,079	3,047,764
Series 2014-SFR3, Class A, 1.39%, 12/17/31 (a)(b)		2,517	2,493,660
Series 2015-SFR1, Class A, 1.64%, 3/17/32 (a)(b)		697	699,055
Series 2015-SFR2, Class A, 1.54%, 6/17/32 (a)(b)		1,568	1,563,146
Series 2015-SFR3, Class A, 1.48%, 8/17/32 (a)(b)		9,500	9,490,757
Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, 6.24%, 2/25/36 (a)(c)		1,845	1,906,692
Jubilee BV, Series 2014-11X, Class A, 1.47%, 4/15/27 (b)		1,330	1,483,357
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 5.17%, 1/15/24 (b)	EUR	880	464,082

1	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.43%, 7/15/25 (a)(b)	USD	4,515	$4,458,563
Lehman XS Trust, Series 2007-1, Class 2A1,
5.51%, 2/25/37 (b)		5,295	4,956,306
Litigation Fee Residual Funding LLC,
Series 2015-1, Class A, 3.50%, 10/01/27 (a)		6,851	6,851,000
Long Beach Mortgage Loan Trust:
Series 2005-WL1, Class M4, 1.23%, 6/25/35 (b)		1,960	1,556,630
Series 2006-1, Class 1A, 0.40%, 2/25/36-11/25/36 (b)		6,258	4,635,911
Series 2006-10, Class 2A3, 0.34%, 11/25/36-12/25/36 (b)		9,577	5,275,375
Series 2006-3, Class 2A3, 0.36%, 5/25/46 (b)		2,112	904,989
Series 2006-3, Class 2A4, 0.45%, 5/25/46 (b)		1,273	554,978
Madison Park Funding IX Ltd., Series 2012-9AR,
Class AR, 1.57%, 8/15/22 (a)(b)		2,366	2,364,703
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.79%, 12/25/34 (b)		820	779,961
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL, 0.35%, 4/15/49 (b)		297	296,182
MSCC Heloc Trust, Series 2007-1, Class A,
0.28%, 12/25/31 (b)		342	326,722
Muir Woods CLO Ltd., Series 2012-1A, Class B,
2.84%, 9/14/23 (a)(b)		500	500,143
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (a)		8,210	8,250,672
Series 2014-AA, Class A2B, 1.44%, 2/15/29 (a)(b)		8,100	8,211,561
Series 2014-AA, Class A3, 1.79%, 10/15/31 (a)(b)		8,500	8,584,320
Series 2014-AA, Class B, 3.50%, 8/15/44 (a)		6,000	5,520,432
Series 2014-CTA, Class B, 1.94%, 10/17/44 (a)(b)		8,550	8,386,413
Series 2015-AA, Class A2A, 2.65%, 12/15/28 (a)		18,636	18,583,689
Series 2015-AA, Class A2B, 1.38%, 12/15/28 (a)(b)		18,203	18,402,541
Series 2015-AA, Class A3, 1.89%, 11/15/30 (a)(b)		4,476	4,554,115
NextGear Floorplan Master Owner Trust,
Series 2014-1A, Class A, 1.92%, 10/15/19 (a)		7,655	7,680,912
North Westerly CLO BV, Series IV-X, Class A-1,
1.79%, 1/15/26 (b)	EUR	2,500	2,790,012
Northwoods Capital IX Ltd., Series 2012-9A,
Class A, 1.70%, 1/18/24 (a)(b)	USD	4,300	4,289,812
Oaktree EIF II Ltd., Series 2014-A2, Class B,
2.57%, 11/15/25 (a)(b)		1,900	1,899,957
OCP CLO Ltd.:
Series 2015-8A, Class A1, 1.80%, 4/17/27 (a)(b)		420	419,928
Series 2015-8A, Class A2A, 2.37%, 4/17/27 (a)(b)		540	538,220
Octagon Investment Partners XIX Ltd.,
Series 2014-1A, Class A, 1.80%, 4/15/26 (a)(b)		1,500	1,499,371
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A, 1.39%, 7/17/25 (a)(b)		5,195	5,142,011

Asset-Backed Securities		Par (000)	Value
OHA Loan Funding Ltd., Series 2013-2A,
Class A, 1.55%, 8/23/24 (a)(b)	USD	5,315	$5,290,560
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		8,825	8,874,420
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		1,340	1,348,060
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		7,417	7,456,384
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		1,030	1,038,024
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		12,400	12,510,980
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		9,790	9,929,116
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		5,857	6,015,490
Series 2015-1A, Class C, 5.12%, 3/18/26 (a)		1,536	1,584,092
Series 2015-1A, Class D, 6.63%, 3/18/26 (a)		2,135	2,223,325
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		7,810	7,815,936
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		9,619	9,648,819
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		4,590	4,590,000
Series 2015-2A, Class D, 5.64%, 7/18/25 (a)		2,270	2,270,000
Option One Mortgage Acceptance Corp. Asset
Back Certificates, Series 2003-4, Class A2,
0.83%, 7/25/33 (b)		1,294	1,207,098
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 1/25/37 (c)		2,530	2,368,953
OZLM Funding III Ltd., Series 2013-3A,
Class A1, 1.61%, 1/22/25 (a)(b)		1,000	997,100
OZLM Funding IV Ltd., Series 2013-4A,
Class A1, 1.43%, 7/22/25 (a)(b)		8,895	8,800,713
OZLM Funding Ltd., Series 2012-2A, Class A1,
1.76%, 10/30/23 (a)(b)		7,530	7,525,690
OZLM XI Ltd., Series 2015-11A, Class A1A,
1.82%, 1/30/27 (a)(b)		9,258	9,257,793
OZLM XII Ltd., Series 2015-12A, Class A1,
6.94%, 4/30/27 (a)(b)		570	568,301
PFS Financing Corp.:
Series 2013-AA, Class B, 1.29%, 2/16/18 (a)(b)		420	420,565
Series 2014-BA, Class A, 0.79%, 10/15/19 (a)(b)		18,000	17,926,830
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.59%, 2/17/32 (a)(b)		3,011	3,001,955
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		1,750	1,736,597
Race Point VIII CLO Ltd., Series 2013-8A,
Class A, 1.53%, 2/20/25 (a)(b)		1,665	1,660,421
RASC Trust, Series 2003-KS5, Class AIIB,
0.76%, 7/25/33 (b)		538	472,108
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 5/26/20 (a)(c)		9,038	9,037,656
SACO I Trust, Series 2006-9, Class A1, 0.48%, 8/25/36 (b)		1,392	1,765,642
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		429	429,261

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	2

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2014-S2, Class R, 1.43%, 11/16/18-4/16/19 (a)	USD	1,658	$1,663,304
Series 2014-S3, Class R, 1.44%, 2/19/19 (a)		484	485,101
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		931	934,009
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		1,197	1,199,704
SASCO Mortgage Loan Trust, Series 2005-GEL2,
Class A, 0.74%, 4/25/35 (b)		117	115,564
Scholar Funding Trust, Series 2011-A, Class A,
1.18%, 10/28/43 (a)(b)		2,925	2,944,611
Silvermore CLO Ltd., Series 2014-1A, Class A1,
1.72%, 5/15/26 (a)(b)		3,700	3,688,160
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.45%, 7/15/36 (b)		6,141	6,105,593
Series 2006-A, Class C, 0.73%, 7/15/36 (b)		2,010	1,780,291
Series 2010-B, Class A2, 3.69%, 7/15/42 (a)(b)		2,551	2,653,249
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.84%, 12/16/30 (b)		3,423	3,376,843
Series 2004-A, Class A3, 0.69%, 6/15/33 (b)		4,515	4,326,097
Series 2004-B, Class A2, 0.49%, 6/15/21 (b)		2,053	2,041,988
Series 2004-B, Class A3, 0.62%, 3/15/24 (b)		17,980	17,240,806
Series 2005-B, Class A2, 0.47%, 3/15/23 (b)		3,003	2,987,573
Series 2006-A, Class A4, 0.48%, 12/15/23 (b)		12,890	12,752,542
Series 2006-B, Class A5, 0.56%, 12/15/39 (b)		830	726,862
Series 2006-C, Class A4, 0.46%, 3/15/23 (b)		808	796,726
Series 2007-A, Class A2, 0.41%, 9/15/25 (b)		2,128	2,106,692
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.69%, 1/15/43 (a)(b)		4,425	4,698,673
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,420	1,491,234
Series 2011-B, Class A3, 2.44%, 6/16/42 (a)(b)		2,817	2,977,586
Series 2011-C, Class A2A, 3.46%, 10/17/44 (a)(b)		2,920	3,126,748
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		4,120	4,424,534
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		10,954	11,545,626
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		12,975	13,326,765
Series 2013-A, Class A2B, 1.24%, 5/17/27 (a)(b)		11,170	11,252,122
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		620	599,931
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		18,000	17,855,136
Series 2013-B, Class A2B, 1.29%, 6/17/30 (a)(b)		1,400	1,414,853
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		2,095	2,052,771
Series 2014-A, Class A2A, 2.59%, 1/15/26 (a)		500	507,965

Asset-Backed Securities		Par (000)	Value
SLM Student Loan Trust, Series 2013-C,
Class A2B, 1.59%, 10/15/31 (a)(b)	USD	500	$506,229
SMB Private Education Loan Trust, Series 2014-A, Class A2B, 1.33%, 5/15/26 (a)(b)		3,405	3,395,847
SoFi Professional Loan Program, Series 2014-A,
Class A2, 3.02%, 10/25/27 (a)		2,913	2,971,554
SoFi Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/25/29 (a)		1,248	1,252,648
Series 2015-A, Class A2, 2.42%, 3/25/30 (a)		7,524	7,526,826
Series 2015-B, Class A1, 1.31%, 4/25/35 (a)(b)		2,900	2,900,000
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)		5,530	5,528,894
Sorrento Park CLO Ltd., Series 1X, Class E,
6.24%, 11/16/27		340	358,771
Sound Point CLO IV Ltd., Series 2013-3A,
Class A, 1.65%, 1/21/26 (a)(b)		1,865	1,856,896
Sound Point CLO Ltd., Series 2014-3A, Class A,
1.79%, 1/23/27 (a)(b)		6,225	6,218,775
Sound Point CLO VI Ltd., Series 2014-2A,
Class A1, 1.64%, 10/20/26 (a)(b)		1,250	1,243,125
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		8,681	8,735,229
Series 2014-AA, Class B, 4.61%, 10/25/27 (a)		8,236	8,423,163
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (a)		2,335	2,343,796
Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		16,237	16,429,620
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		3,952	3,993,788
St. Pauls CLO, Series 4X, Class A1, 1.40%, 4/25/28 (b)	EUR	2,000	2,231,479
Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 0.66%, 9/25/35 (b)	USD	1,388	1,238,046
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (a)		792	769,066
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-23XS,
Class 2A1, 0.48%, 1/25/35 (b)		1,333	1,231,412
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (a)(c)		2,507	2,497,213
SWAY Residential Trust, Series 2014-1, Class A,
1.49%, 1/17/20 (a)(b)		9,913	9,912,994
Symphony CLO XII Ltd., Series 2013-12A,
Class A, 1.58%, 10/15/25 (a)(b)		3,000	2,988,868
Symphony CLO XV Ltd., Series 2014-15A,
Class B1, 2.47%, 10/17/26 (a)(b)		6,230	6,237,906
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18	EUR	1,698	1,918,356
TICP CLO I Ltd., Series 2015-1A, Class A,
1.88%, 7/20/27 (a)(b)	USD	1,000	999,313
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.82%, 1/20/27 (a)(b)		1,960	1,959,052
Series 2014-3A, Class B1, 2.63%, 1/20/27 (a)(b)		374	374,443

3	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.44%, 5/17/32 (a)(b)	USD	1,170	$1,160,346
U.S. Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 1/27/35- 2/27/35 (a)		10,472	10,472,445
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.85%, 1/15/26 (a)(b)		1,940	1,944,601
Venture XX CLO Ltd., Series 2015-20A, Class B1, 2.38%, 4/15/27 (a)(b)		250	250,025
Venture XXI CLO Ltd., Series 2015-21A, Class A, 1.77%, 7/15/27 (a)(b)		2,630	2,628,493
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.75%, 7/17/24 (a)(b)		13,740	13,740,000
Series 2012-1A, Class A2, 2.67%, 7/17/24 (a)(b)		2,600	2,607,722
Voya CLO Ltd.:
Series 2012-2RA, Class BR, 2.22%, 10/15/22 (a)(b)		2,470	2,470,395
Series 2012-3AR, Class AR, 1.61%, 10/15/22 (a)(b)		1,700	1,698,514
Series 2012-4A, Class A1, 1.67%, 10/15/23 (a)(b)		1,210	1,209,647
Series 2013-3A, Class A1, 1.73%, 1/18/26 (a)(b)		2,685	2,678,627
Series 2014-4A, Class A1, 1.78%, 10/14/26 (a)(b)		4,740	4,737,838
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.31%, 7/25/37 (a)(b)		695	614,633
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,113,793
Series 2012-C, Class C, 4.55%, 8/15/22		5,030	5,240,093
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,655,708
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,789,999
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.86%, 10/17/26 (a)(b)		12,445	12,462,423
Total Asset-Backed Securities — 11.9%			883,175,742

Common Stocks		Shares	Value
Airlines — 0.1%
Delta Air Lines, Inc.		61,140	2,511,631
United Continental Holdings, Inc. (d)		28,691	1,520,910

			4,032,541
Automobiles — 0.0%
Volkswagen AG, Preference Shares		6,887	1,598,330
Banks — 0.0%
Banco de Sabadell SA		197,559	478,526
Barclays PLC		130,245	533,825
Commerzbank AG (e)		10,828	138,421
Intesa Sanpaolo SpA		141,084	512,345

			1,663,117
Building Products — 0.0%
Wienerberger AG		31,439	494,953
Commercial Services & Supplies — 0.0%
AA PLC		50,050	291,676
Diversified Financial Services — 0.0%
Concrete Investment II SCA - Stapled (f)		12,471	—
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA		906,430	1,151,904

Common Stocks		Shares	Value
Energy Equipment & Services — 0.0%
Vantage Drilling Co. (e)		311,000	$58,810
Independent Power and Renewable Electricity Producers — 0.0%
Abengoa Yield PLC		20,144	630,910
Media — 0.1%
CBS Corp., Class B, Non-Voting Shares		38,621	2,143,466
Comcast Corp., Class A		37,193	2,236,787

			4,380,253
Metals & Mining — 0.0%
Northern Graphite Corp.		99,612	46,257
Oil, Gas & Consumable Fuels — 0.1%
Concho Resources, Inc.		3,078	350,461
Matador Resources Co.		12,712	317,800
Tesoro Corp.		7,705	650,379
Valero Energy Corp.		12,375	774,675
Whiting Petroleum Corp.		10,160	341,376
The Williams Cos., Inc.		9,300	533,727

			2,968,418
Real Estate Investment Trusts (REITs) — 0.0%
American Realty Capital Properties, Inc.		248,763	2,022,443
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc. (d)		26,001	3,261,175
Trading Companies & Distributors — 0.0%
United Rentals, Inc.		32,369	2,836,172
Wireless Telecommunication Services — 0.0%
Tim Participacoes SA		29,977	490,424
Vodafone Group PLC		266,995	973,964

			1,464,388
Total Common Stocks — 0.4%			26,901,347

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
The Boeing Co., 2.55%, 10/30/21	USD	1,552	1,552,729
Lockheed Martin Corp.:
2.90%, 3/01/25		1,059	1,017,273
3.60%, 3/01/35		2,117	1,957,888
4.07%, 12/15/42		2,100	1,984,271
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)		2,254	2,411,780
7.38%, 7/15/39 (a)		150	161,250
6.25%, 1/15/40 (a)		1,890	1,814,400
Northrop Grumman Corp., 3.85%, 4/15/45		4,660	4,100,222
Raytheon Co., 3.15%, 12/15/24		1,143	1,133,622
TA MFG Ltd., 3.63%, 4/15/23	EUR	350	379,639
United Technologies Corp., 4.15%, 5/15/45	USD	2,411	2,302,177

			18,815,251
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		5,078	5,264,302
3.90%, 2/01/35		392	362,398
4.10%, 2/01/45		2,759	2,478,228
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	250	285,319
XPO Logistics, Inc.:
5.75%, 6/15/21		575	630,817
6.50%, 6/15/22 (a)	USD	775	758,531

			9,779,595

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	4

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)	USD	3,144	$3,041,820
American Airlines Pass-Through Trust,
Series 2015-1, Class A, 3.38%, 5/01/27		9,031	8,918,113
Southwest Airlines Co., 2.75%, 11/06/19		1,486	1,507,697
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%, 3/15/27 (a)		2,020	2,009,900
United Airlines Pass-Through Trust,
Series 2014-1, Class B, 4.75%, 10/11/23		528	537,240

			16,014,770
Auto Components — 0.2%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	1,975	3,084,580
BorgWarner, Inc., 3.38%, 3/15/25	USD	2,992	2,944,098
Faurecia, 3.13%, 6/15/22	EUR	377	402,226
FTE Verwaltungs GmbH, 9.00%, 7/15/20		520	615,231
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	877	882,481
4.88%, 3/15/19		1,195	1,203,963
6.00%, 8/01/20		1,415	1,460,988
Mahle GmbH, 2.50%, 5/14/21	EUR	325	370,725
Samvardhana Motherson Automotive Systems
Group BV, 4.13%, 7/15/21		433	487,076
Schaeffler Finance BV, 3.25%, 5/15/25		875	921,264
ZF North America Capital, Inc.:
2.25%, 4/26/19		700	774,543
2.75%, 4/27/23		1,300	1,368,146

			14,515,321
Automobiles — 0.4%
Daimler Finance North America LLC:
2.25%, 3/02/20 (a)	USD	14,598	14,421,306
2.45%, 5/18/20 (a)		6,605	6,562,338
Volkswagen International Finance NV:
5.50%, 11/09/15 (g)	EUR	3,800	5,237,508
5.50%, 11/09/15 (a)(g)		400	551,317

			26,772,469
Banks — 5.7%
Abbey National Treasury Services PLC, 2.38%, 3/16/20		9,834	9,800,604
Allied Irish Banks PLC, 2.75%, 4/16/19		3,550	4,091,282
Banca Monte dei Paschi di Siena SpA:
3.63%, 4/01/19		1,570	1,765,651
2.88%, 4/16/22		1,475	1,783,777
2.88%, 7/16/24		5,250	6,213,786
Banco Popolare SC, 3.50%, 3/14/19		8,406	9,627,099
Bank of America Corp.:
2.60%, 1/15/19	USD	5,536	5,596,287
2.25%, 4/21/20		16,414	16,115,265
3.30%, 1/11/23		7,777	7,659,077
4.00%, 4/01/24		3,761	3,827,100
4.00%, 1/22/25		6,901	6,723,603
3.95%, 4/21/25		16,492	15,884,929
4.88%, 4/01/44		901	915,168
Bank of Ireland:
3.25%, 1/15/19	EUR	1,930	2,266,318
1.25%, 4/09/20		2,250	2,432,257
4.25%, 6/11/24 (b)		8,266	9,216,178
The Bank of Nova Scotia:
1.30%, 7/21/17	USD	16,100	16,103,301
2.80%, 7/21/21		8,240	8,288,509

Corporate Bonds		Par (000)	Value
Banks (continued)
Bankia SA:
3.50%, 1/17/19	EUR	3,100	$3,598,734
4.00%, 5/22/24 (b)		8,400	9,093,460
Barclays Bank PLC, 7.63%, 11/21/22	USD	226	257,369
Barclays PLC:
2.75%, 11/08/19		6,130	6,085,839
2.88%, 6/08/20		5,892	5,850,261
3.65%, 3/16/25		4,131	3,907,092
BB&T Corp., 2.45%, 1/15/20		4,200	4,209,408
BNP Paribas SA, 2.63%, 10/14/27 (b)	EUR	1,300	1,420,530
Branch Banking & Trust Co., 2.30%, 10/15/18	USD	1,855	1,883,291
CaixaBank SA:
4.50%, 11/22/16 (g)	EUR	1,200	1,214,743
5.00%, 11/14/23 (b)		1,300	1,541,002
Citigroup, Inc.:
1.80%, 2/05/18	USD	6,961	6,944,224
2.50%, 9/26/18		8,073	8,163,918
2.50%, 7/29/19		10,612	10,627,568
2.40%, 2/18/20		12,298	12,145,726
3.50%, 5/15/23		4,389	4,285,108
3.88%, 3/26/25		4,740	4,540,470
Commerzbank AG, 7.75%, 3/16/21	EUR	6,900	9,171,858
Commonwealth Bank of Australia, 2.30%, 3/12/20	USD	8,965	8,956,340
Deutsche Bank AG, 4.50%, 4/01/25		4,325	4,117,448
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		15,610	15,797,320
HSBC USA, Inc., 2.35%, 3/05/20		18,380	18,229,707
Intesa Sanpaolo SpA:
3.50%, 1/17/22	EUR	790	954,467
6.63%, 9/13/23		2,575	3,410,447
2.86%, 4/23/25		100	101,909
3.93%, 9/15/26		1,980	2,187,598
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	9,255	9,263,080
2.35%, 1/28/19		11,083	11,125,703
2.20%, 10/22/19		3,691	3,658,479
2.25%, 1/23/20		13,101	12,874,143
2.75%, 6/23/20		12,754	12,736,629
3.88%, 9/10/24		8,950	8,805,959
KeyBank N.A., 2.25%, 3/16/20		3,021	2,995,364
Macquarie Bank Ltd., 1.60%, 10/27/17 (a)		5,790	5,787,377
Novo Banco SA:
2.63%, 5/08/17	EUR	400	433,677
4.75%, 1/15/18		1,400	1,583,106
4.00%, 1/21/19		3,300	3,660,837
Royal Bank of Canada, 2.15%, 3/06/20	USD	9,247	9,231,964
Societe Generale SA:
2.63%, 2/27/25	EUR	2,000	2,077,478
4.25%, 4/14/25 (a)	USD	1,632	1,534,504
Standard Chartered PLC, 2.25%, 4/17/20 (a)		6,868	6,745,818
Swedbank AB, 2.20%, 3/04/20 (a)		13,437	13,347,268
U.S. Bancorp, 2.95%, 7/15/22		7,244	7,130,175
UniCredit SpA:
3.25%, 1/14/21	EUR	1,850	2,195,094
5.75%, 10/28/25 (b)		7,540	9,018,545
Unione di Banche Italiane SCpA, 2.88%, 2/18/19		1,175	1,357,573
United Overseas Bank Ltd., 3.75%, 9/19/24 (b)	USD	600	611,706
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17		200	208,000

5	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (concluded)
Wells Fargo & Co.:
1.50%, 7/01/15	USD	2,575	$2,575,000
3.30%, 9/09/24		2,739	2,696,984
3.00%, 2/19/25		5,159	4,940,975
3.90%, 5/01/45		6,888	6,198,876
Woori Bank, 4.75%, 4/30/24		1,800	1,866,647

			421,666,989
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		1,513	1,335,834
Molson Coors Brewing Co., 5.00%, 5/01/42		1,111	1,081,572

			2,417,406
Biotechnology — 0.4%
Amgen, Inc.:
2.13%, 5/01/20		4,058	3,973,565
3.13%, 5/01/25		4,783	4,525,392
5.65%, 6/15/42		4,010	4,457,191
4.40%, 5/01/45		2,374	2,187,612
Baxalta, Inc., 4.00%, 6/23/25 (a)		3,850	3,821,368
Celgene Corp.:
2.25%, 5/15/19		3,542	3,548,907
3.25%, 8/15/22		4,371	4,322,600
Gilead Sciences, Inc.:
2.35%, 2/01/20		1,209	1,213,333
4.50%, 2/01/45		2,446	2,436,573

			30,486,541
Building Products — 0.0%
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	1,413	1,624,514
Capital Markets — 1.8%
The Bank of New York Mellon Corp.:
2.10%, 1/15/19	USD	6,780	6,799,845
3.00%, 2/24/25		5,773	5,593,084
Credit Suisse, 3.00%, 10/29/21		2,841	2,818,846
Credit Suisse AG, 5.75%, 9/18/25 (b)	EUR	315	389,731
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20 (a)	USD	7,681	7,584,626
4.88%, 5/15/45 (a)		5,270	5,070,652
Deutsche Bank AG:
1.88%, 2/13/18	USD	4,427	4,413,453
2.75%, 2/17/25	EUR	1,250	1,307,317
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16	USD	4,147	4,214,177
2.63%, 1/31/19		10,208	10,334,334
2.55%, 10/23/19		15,409	15,445,119
2.60%, 4/23/20		5,099	5,073,449
3.50%, 1/23/25		3,983	3,862,689
3.75%, 5/22/25		14,203	14,016,117
4.80%, 7/08/44		1,798	1,774,863
5.15%, 5/22/45		1,623	1,565,754
Jefferies Group LLC, 6.50%, 1/20/43		1,239	1,210,514
Mediobanca SpA, 2.25%, 3/18/19	EUR	1,175	1,335,846
Morgan Stanley:
2.80%, 6/16/20	USD	17,229	17,247,314
3.75%, 2/25/23		5,956	6,022,350
3.70%, 10/23/24		6,314	6,288,435
4.30%, 1/27/45		8,440	7,886,311
UBS AG:
4.75%, 5/22/23 (b)		1,340	1,350,672
5.13%, 5/15/24		1,050	1,037,976

			132,643,474

Corporate Bonds		Par (000)	Value
Chemicals — 0.4%
Agrium, Inc.:
3.15%, 10/01/22	USD	2,908	$2,819,504
4.13%, 3/15/35		2,135	1,909,064
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (a)		630	674,888
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 2.45%, 5/01/20 (a)		4,815	4,784,232
The Dow Chemical Co.:
4.38%, 11/15/42		1,370	1,248,077
4.63%, 10/01/44		2,072	1,934,034
Eastman Chemical Co., 4.80%, 9/01/42		2,205	2,114,950
Ecolab, Inc., 2.25%, 1/12/20		2,950	2,920,344
Formosa Group Cayman Ltd., 3.38%, 4/22/25		800	760,640
INEOS Group Holdings SA, 5.75%, 2/15/19	EUR	150	168,900
LYB International Finance BV, 4.00%, 7/15/23	USD	4,973	5,089,110
Monsanto Co., 3.60%, 7/15/42		2,845	2,258,648
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	181	203,887
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	USD	2,875	2,993,594
The Sherwin-Williams Co., 4.00%, 12/15/42		971	900,912

			30,780,784
Commercial Services & Supplies — 0.2%
The ADT Corp., 4.88%, 7/15/42		909	695,385
Bilbao Luxembourg SA, 10.69% (10.50% Cash or 11.25% PIK), 12/01/18 (h)	EUR	756	900,940
GCL Holdings SCA, 9.38%, 4/15/18		290	337,074
Republic Services, Inc., 3.20%, 3/15/25	USD	4,801	4,617,631
Transfield Services Ltd., 8.38%, 5/15/20 (a)		200	213,000
Verisure Holding AB, 8.75%, 12/01/18	EUR	300	354,188
Waste Management, Inc.:
3.13%, 3/01/25	USD	2,270	2,202,256
3.90%, 3/01/35		2,526	2,316,102

			11,636,576
Communications Equipment — 0.2%
Cisco Systems, Inc., 2.13%, 3/01/19		1,915	1,928,317
Harris Corp., 2.70%, 4/27/20		1,299	1,282,407
Juniper Networks, Inc., 3.30%, 6/15/20		2,728	2,747,331
QUALCOMM, Inc., 4.65%, 5/20/35		5,222	5,054,906
Virgin Media Finance PLC, 6.38%, 4/15/23 (a)		600	620,250

			11,633,211
Construction & Engineering — 0.1%
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	3,126	3,223,720
Abengoa Greenfield SA, 5.50%, 10/01/19		450	461,549
Obrascon Huarte Lain SA, 5.50%, 3/30/23		1,315	1,202,145
Pratama Agung Pte. Ltd., 6.25%, 2/24/20	USD	800	773,990
Stork Technical Services Holdco BV, 11.00%, 8/15/17	EUR	247	267,658

			5,929,062
Construction Materials — 0.1%
Cemex Finance LLC, 5.25%, 4/01/21		1,150	1,314,324
Cemex SAB de CV:
4.75%, 1/11/22		665	743,564
4.38%, 3/05/23		679	727,651
Kerneos Corporate SAS, 5.75%, 3/01/21		244	277,573
Xefin Lux SCA, 3.74%, 6/01/19 (b)		880	982,384

			4,045,496

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	6

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Consumer Finance — 1.7%
Ally Financial, Inc.:
3.50%, 1/27/19	USD	2,300	$2,282,750
4.13%, 3/30/20		1,200	1,197,744
4.13%, 2/13/22		7,180	6,892,800
5.13%, 9/30/24		4,205	4,215,513
American Express Credit Corp.:
1.13%, 6/05/17		10,032	9,994,230
2.25%, 8/15/19		6,261	6,271,544
2.38%, 5/26/20		10,044	9,971,954
Capital One N.A., 2.95%, 7/23/21		10,874	10,718,545
Discover Bank, 3.10%, 6/04/20		7,022	7,015,013
Discover Financial Services, 3.75%, 3/04/25		2,633	2,514,065
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		24,350	24,223,575
2.15%, 1/09/18		5,342	5,363,993
4.25%, 9/20/22		4,430	4,613,566
General Motors Financial Co., Inc.:
2.75%, 5/15/16		3,270	3,309,070
2.63%, 7/10/17		6,640	6,712,256
4.75%, 8/15/17		4,115	4,342,617
3.45%, 4/10/22		3,344	3,276,622
4.00%, 1/15/25		6,362	6,242,585
Synchrony Financial, 2.70%, 2/03/20		1,986	1,961,801
Toyota Motor Credit Corp., 2.75%, 5/17/21		6,048	6,135,986

			127,256,229
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC, 9.25%, 10/15/20	EUR	146	172,535
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22		1,456	1,611,083
ProGroup AG, 5.13%, 5/01/22		290	329,773
Reynolds Group Issuer, Inc., 6.88%, 2/15/21	USD	3,810	3,971,925
Sealed Air Corp., 4.50%, 9/15/23	EUR	250	282,127
SGD Group SAS, 5.63%, 5/15/19		526	594,475

			6,961,918
Distributors — 0.1%
Rhino Bondco SpA, 7.25%, 11/15/20		2,668	3,166,871
VWR Funding, Inc., 7.25%, 9/15/17	USD	4,651	4,807,971

			7,974,842
Diversified Consumer Services — 0.0%
Massachusetts Institute of Technology, 3.96%, 7/01/38		1,385	1,379,554
Diversified Financial Services — 0.9%
Altice Financing SA:
5.25%, 2/15/23	EUR	1,626	1,821,813
6.63%, 2/15/23 (a)	USD	350	347,480
Annington Finance No. 4 PLC, 1.54%, 1/10/23 (b)	GBP	662	1,040,789
BP Capital Markets PLC, 2.24%, 5/10/19	USD	8,103	8,164,161
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	9,900	10,762,986
FGA Capital Ireland PLC, 2.63%, 4/17/19		525	604,319
General Electric Capital Corp.:
3.15%, 9/07/22	USD	5,637	5,659,723
3.10%, 1/09/23		8,196	8,173,412
Moody’s Corp., 4.50%, 9/01/22		3,239	3,450,108
Santander Issuances SAU, 2.50%, 3/18/25	EUR	2,200	2,289,277
Shell International Finance BV:
2.13%, 5/11/20	USD	9,462	9,441,685
4.13%, 5/11/35		8,405	8,227,814
3.63%, 8/21/42		2,135	1,867,175
4.38%, 5/11/45		4,500	4,441,824
Southwest Securities International Securities Ltd., 6.45%, 5/28/18	CNY	2,000	321,407

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
Woodside Finance Ltd., 3.65%, 3/05/25 (a)	USD	2,364	$2,270,319

			68,884,292
Diversified Telecommunication Services — 1.6%
AT&T Inc.:
2.38%, 11/27/18		3,181	3,208,843
2.30%, 3/11/19		7,718	7,724,221
2.45%, 6/30/20		10,481	10,274,199
3.88%, 8/15/21		4,529	4,671,469
3.00%, 6/30/22		17,777	17,164,831
3.40%, 5/15/25		3,195	3,047,097
4.30%, 12/15/42		4,827	4,136,966
4.75%, 5/15/46		1,887	1,717,121
Orange SA, 5.50%, 2/06/44		2,305	2,440,511
Telecom Italia Capital SA:
6.38%, 11/15/33		709	726,725
6.00%, 9/30/34		595	579,000
7.72%, 6/04/38		400	450,000
Telecom Italia Finance SA:
6.13%, 11/15/16 (g)	EUR	3,400	5,513,278
7.75%, 1/24/33		785	1,133,593
Telecom Italia SpA:
3.25%, 1/16/23		1,440	1,610,995
5.88%, 5/19/23	GBP	650	1,074,093
Telefonica SA, 6.00%, 7/24/17 (g)	EUR	1,200	1,617,093
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		100	119,986
6.75%, 8/15/24		200	243,840
Verizon Communications, Inc.:
2.63%, 2/21/20	USD	8,455	8,435,993
3.45%, 3/15/21		6,374	6,497,190
5.05%, 3/15/34		2,196	2,210,775
4.40%, 11/01/34		9,689	8,969,679
3.85%, 11/01/42		6,499	5,363,586
4.86%, 8/21/46		5,028	4,705,786
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	1,571	2,567,808
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	4,643	5,163,317
Ziggo Bond Finance BV, 4.63%, 1/15/25		2,725	3,007,592

			114,375,587
Electric Utilities — 1.0%
Alabama Power Co., 2.80%, 4/01/25	USD	852	816,655
CE Energy AS, 7.00%, 2/01/21	EUR	735	848,096
The Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (g)(i)	JPY	20,000	173,224
0.00%, 3/25/20 (g)(i)		10,000	88,757
Commonwealth Edison Co., 4.70%, 1/15/44	USD	2,501	2,632,180
Duke Energy Carolinas LLC:
4.25%, 12/15/41		5,237	5,152,318
3.75%, 6/01/45		2,111	1,925,105
Duke Energy Corp., 3.75%, 4/15/24		1,246	1,269,563
Duke Energy Florida, Inc., 3.85%, 11/15/42		2,111	1,951,489
Entergy Arkansas, Inc., 3.70%, 6/01/24		6,698	6,991,513
Exelon Corp., 2.85%, 6/15/20		1,691	1,700,813
Florida Power & Light Co., 3.80%, 12/15/42		1,591	1,484,580
Georgia Power Co., 3.00%, 4/15/16		10,948	11,141,112
PacifiCorp.:
3.60%, 4/01/24		9,368	9,671,617
3.35%, 7/01/25		6,745	6,749,708
Progress Energy, Inc., 4.88%, 12/01/19		810	884,530
Public Service Co. of Colorado, 2.50%, 3/15/23		4,114	3,951,201
Puget Sound Energy, Inc., 4.30%, 5/20/45		4,431	4,406,191

7	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
Southern California Edison Co., 1.25%, 11/01/17	USD	1,306	$1,304,810
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		6,547	6,503,410
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	716	798,035

			70,444,907
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	400	413,995
Rockwell Automation, Inc., 2.88%, 3/01/25		3,443	3,339,032
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	305	351,081

			4,104,108
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23		676	779,113
TPK Holding Co. Ltd., 0.00%, 4/08/20 (g)(i)	USD	500	490,000

			1,269,113
Energy Equipment & Services — 0.0%
Ensco PLC, 5.75%, 10/01/44		773	688,871
Transocean, Inc.:
6.50%, 11/15/20		800	741,000
6.80%, 3/15/38		673	503,068

			1,932,939
Food & Staples Retailing — 0.1%
Brakes Capital, 7.13%, 12/15/18	GBP	350	563,704
CVS Health Corp., 5.30%, 12/05/43	USD	1,855	2,021,366
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		2,800	2,703,520
4.00%, 4/11/43		2,020	1,927,448

			7,216,038
Food Products — 0.0%
CP Foods Holdings Ltd., 0.50%, 1/15/19 (g)	USD	200	211,000
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	173	283,461
Boparan Finance PLC:
4.38%, 7/15/21	EUR	124	126,422
5.50%, 7/15/21	GBP	208	296,669
Kraft Foods Group, Inc., 6.88%, 1/26/39	USD	1,260	1,544,019

			2,461,571
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories:
2.55%, 3/15/22		6,678	6,524,393
2.95%, 3/15/25		4,344	4,176,130
Baxter International, Inc., 2.40%, 8/15/22		3,367	3,190,411
Becton Dickinson and Co.:
1.45%, 5/15/17		3,756	3,753,251
1.80%, 12/15/17		1,530	1,530,187
2.68%, 12/15/19		5,222	5,225,948
3.13%, 11/08/21		2,674	2,650,886
4.69%, 12/15/44		703	680,252
Boston Scientific Corp.:
2.65%, 10/01/18		3,738	3,791,846
2.85%, 5/15/20		4,165	4,135,616
3.85%, 5/15/25		4,671	4,532,042
Medtronic, Inc.:
2.50%, 3/15/20 (a)		3,561	3,566,947
3.13%, 3/15/22		3,261	3,304,479
3.63%, 3/15/24		4,123	4,226,673
4.63%, 3/15/44		4,795	4,833,681
4.63%, 3/15/45 (a)		2,698	2,731,318

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (concluded)
Zimmer Holdings, Inc.:
3.55%, 4/01/25	USD	1,625	$1,570,054
4.25%, 8/15/35		3,827	3,537,151

			63,961,265
Health Care Providers & Services — 1.2%
Aetna, Inc.:
4.50%, 5/15/42		2,824	2,626,882
4.13%, 11/07/42		1,329	1,177,673
AmerisourceBergen Corp.:
1.15%, 5/15/17		10,061	10,043,826
3.25%, 3/01/25		1,185	1,139,997
4.25%, 3/01/45		1,185	1,075,731
Anthem, Inc.:
1.88%, 1/15/18 (j)		9,949	9,931,679
2.30%, 7/15/18		14,113	14,196,958
3.30%, 1/15/23		6,719	6,457,604
4.65%, 8/15/44		1,902	1,739,655
Care UK Health & Social Care PLC, 5.57%, 7/15/19 (b)	GBP	300	457,231
Cigna Corp., 3.25%, 4/15/25	USD	7,074	6,785,522
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	300	327,164
Express Scripts Holding Co.:
1.25%, 6/02/17	USD	4,006	3,987,232
3.90%, 2/15/22		2,292	2,353,584
HCA, Inc.:
5.38%, 2/01/25		7,180	7,297,034
5.25%, 4/15/25		4,205	4,373,200
IDH Finance PLC, 6.00%, 12/01/18	GBP	309	491,339
Laboratory Corp. of America Holdings, 2.63%, 2/01/20	USD	2,946	2,923,169
Tenet Healthcare Corp., 4.75%, 6/01/20		1,977	2,007,891
UnitedHealth Group, Inc.:
2.88%, 12/15/21		3,138	3,137,658
3.95%, 10/15/42		4,264	3,858,020
Voyage Care Bondco PLC, 11.00%, 2/01/19	GBP	1,800	2,998,152

			89,387,201
Hotels, Restaurants & Leisure — 0.3%
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	2,114	2,274,545
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	252	414,760
International Game Technology PLC:
6.25%, 2/15/22 (a)	USD	900	859,500
6.50%, 2/15/25 (a)		350	323,750
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	2,800	2,662,713
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		1,575	1,738,333
McDonald’s Corp., 4.60%, 5/26/45	USD	1,081	1,054,631
PortAventura Entertainment Barcelona BV,
7.25%, 12/01/20	EUR	1,986	2,306,504
Punch Taverns Finance PLC, 0.57%, 7/15/21 (b)	GBP	868	1,239,617
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19		400	628,496
The Unique Pub Finance Co. PLC:
Series M, 7.40%, 3/28/24		650	1,041,732
Series A4, 5.66%, 6/30/27		3,362	5,388,126
Series N, 6.46%, 3/30/32		1,173	1,640,309
Vougeot Bidco PLC, 7.88%, 7/15/20		1,800	2,998,039

			24,571,055

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	8

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Household Durables — 0.2%
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)	USD	4,285	$4,370,700
Newell Rubbermaid, Inc., 2.88%, 12/01/19		6,986	7,060,701

			11,431,401
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		7,287	7,270,211
2.65%, 3/01/25		1,546	1,494,408

			8,764,619
Independent Power and Renewable Electricity Producers — 0.0%
Abengoa Yield PLC, 7.00%, 11/15/19 (a)		210	216,300
Greenko Dutch BV, 8.00%, 8/01/19		800	744,000

			960,300
Industrial Conglomerates — 0.2%
CITIC Ltd., 6.80%, 1/17/23		1,000	1,156,100
Eaton Corp., 2.75%, 11/02/22		5,673	5,517,719
General Electric Co., 4.50%, 3/11/44		6,027	6,120,961
Tong Jie Ltd., 0.00%, 2/18/18 (g)(i)	HKD	4,000	536,667

			13,331,447
Insurance — 1.3%
Achmea BV, 6.00%, 4/04/43 (b)	EUR	769	955,647
Aflac, Inc., 3.63%, 6/15/23	USD	2,069	2,090,851
The Allstate Corp., 3.15%, 6/15/23		2,343	2,346,004
American International Group, Inc.:
3.38%, 8/15/20		4,216	4,363,847
3.88%, 1/15/35		2,099	1,895,886
4.50%, 7/16/44		2,823	2,685,365
4.38%, 1/15/55		1,911	1,702,005
Aon PLC, 4.75%, 5/15/45		807	777,858
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		1,940	1,877,623
Lincoln National Corp., 3.35%, 3/09/25		1,219	1,182,448
Loews Corp., 2.63%, 5/15/23		2,343	2,240,309
Manulife Financial Corp., 3.40%, 9/17/15		3,420	3,437,510
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		5,857	5,916,630
MetLife, Inc., 4.05%, 3/01/45		5,016	4,607,151
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		24,105	24,159,477
2.30%, 4/10/19 (a)		11,289	11,359,229
Nippon Life Insurance Co., 5.10%, 10/16/44 (b)		570	596,363
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	225	351,962
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	9,169	9,239,941
4.60%, 5/15/44		5,738	5,547,762
The Travelers Cos., Inc., 4.60%, 8/01/43		3,289	3,403,299
XLIT Ltd., 2.30%, 12/15/18		3,195	3,216,522

			93,953,689
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		5,173	5,205,404
Internet Software & Services — 0.0%
United Group BV, 7.88%, 11/15/20	EUR	575	676,374
IT Services — 0.1%
MasterCard, Inc., 3.38%, 4/01/24	USD	4,708	4,805,738
Rolta Americas LLC, 8.88%, 7/24/19		200	165,000

			4,970,738

Corporate Bonds		Par (000)	Value
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	USD	3,287	$3,248,154
Machinery — 0.3%
Caterpillar, Inc., 4.75%, 5/15/64		4,668	4,569,286
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	730	817,708
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		1,300	1,333,537
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/01/20	USD	3,162	3,148,204
John Deere Capital Corp., 3.35%, 6/12/24		5,867	5,979,928
Schaeffler Holding Finance BV:
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (h)	EUR	955	1,121,591
6.75% (6.75% Cash or 7.25% PIK), 11/15/22	USD	6,740	7,270,775

			24,241,029
Media — 1.8%
21st Century Fox America, Inc.:
3.70%, 9/15/24		2,097	2,112,658
4.75%, 9/15/44		1,468	1,435,369
Altice SA:
7.25%, 5/15/22	EUR	1,733	1,951,359
6.25%, 2/15/25		1,616	1,711,521
7.63%, 2/15/25 (a)	USD	200	188,000
Altice U.S. Finance I Corp., 5.38%, 7/15/23		3,850	3,753,750
CBS Corp., 2.30%, 8/15/19		4,291	4,240,821
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		5,914	6,157,953
Comcast Corp.:
3.38%, 8/15/25		3,797	3,746,906
4.40%, 8/15/35		5,694	5,653,983
4.75%, 3/01/44		3,855	3,913,380
4.60%, 8/15/45		3,187	3,159,643
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		10,051	10,707,793
6.38%, 3/01/41		1,994	2,144,936
5.15%, 3/15/42		2,387	2,245,694
Discovery Communications LLC, 3.45%, 3/15/25	USD	2,326	2,182,588
The Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		2,564	2,622,644
3.75%, 2/15/23		1,814	1,794,830
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	3,586	4,441,022
The McClatchy Co., 9.00%, 12/15/22	USD	1,100	1,047,750
NBCUniversal Media LLC, 4.45%, 1/15/43		3,047	2,928,460
Numericable-SFR SAS:
5.38%, 5/15/22	EUR	3,436	3,888,091
5.63%, 5/15/24		2,933	3,294,385
Omnicom Group, Inc., 3.65%, 11/01/24	USD	1,543	1,515,231
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		5,548	5,559,839
Time Warner Cable, Inc.:
5.00%, 2/01/20		2,900	3,130,878
4.13%, 2/15/21		8,314	8,583,748
4.00%, 9/01/21		2,399	2,462,900
5.50%, 9/01/41		4,050	3,777,301
Time Warner, Inc.:
2.10%, 6/01/19		9,144	9,083,924
3.60%, 7/15/25		4,338	4,219,490
4.65%, 6/01/44		3,643	3,463,214

9	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.13%, 1/21/23	EUR	90	$105,859
5.63%, 4/15/23		180	215,975
4.00%, 1/15/25		2,974	3,381,881
6.25%, 1/15/29		370	463,542
UPCB Finance IV Ltd., 4.00%, 1/15/27		2,400	2,515,106
Viacom, Inc.:
2.75%, 12/15/19	USD	3,111	3,110,751
4.50%, 3/01/21		3,389	3,585,159

			130,498,334
Metals & Mining — 0.3%
APERAM, 0.63%, 7/08/21 (g)	USD	1,000	1,170,300
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	300	325,760
Freeport-McMoRan, Inc.:
4.00%, 11/14/21	USD	5,083	4,991,379
5.40%, 11/14/34		2,447	2,110,897
Newmont Mining Corp., 3.50%, 3/15/22		3,651	3,484,299
Novelis, Inc., 8.75%, 12/15/20		8,380	8,861,850
Nucor Corp., 5.20%, 8/01/43		1,640	1,677,959
Steel Dynamics, Inc., 6.38%, 8/15/22		1,345	1,407,206

			24,029,650
Multiline Retail — 0.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	180	278,526
Hema Bondco I BV:
5.24%, 6/15/19 (b)	EUR	675	618,538
6.25%, 6/15/19		1,400	1,295,458
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34	USD	2,664	2,556,023
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	600	921,061
Target Corp.:
3.50%, 7/01/24	USD	1,756	1,792,516
4.00%, 7/01/42		2,364	2,233,902

			9,696,024
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		2,045	2,036,047
3.50%, 2/01/25		2,049	2,040,443
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		1,838	1,890,528
CMS Energy Corp., 3.88%, 3/01/24		6,478	6,586,636
Consumers Energy Co., 3.95%, 5/15/43		1,730	1,650,164
Dominion Resources, Inc.:
1.95%, 8/15/16		4,599	4,634,569
2.50%, 12/01/19		4,927	4,941,727
DTE Electric Co., 3.95%, 6/15/42		2,111	2,005,575
DTE Energy Co.:
2.40%, 12/01/19		1,502	1,501,877
3.50%, 6/01/24		5,649	5,656,790
NiSource Finance Corp., 3.85%, 2/15/23		3,599	3,703,321
Pacific Gas & Electric Co.:
4.75%, 2/15/44		2,305	2,376,342
4.30%, 3/15/45		1,509	1,449,369
PG&E Corp., 2.40%, 3/01/19		3,154	3,158,094
Sempra Energy, 2.88%, 10/01/22		1,766	1,712,277
Virginia Electric & Power Co.:
3.45%, 2/15/24		1,227	1,242,911
4.45%, 2/15/44		1,674	1,681,053
4.20%, 5/15/45		3,498	3,380,257

			51,647,980
Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.: 7.95%, 6/15/39		2,217	2,901,607

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
4.50%, 7/15/44	USD	2,215	$2,035,696
Apt Pipelines Ltd., 4.20%, 3/23/25		600	587,100
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15		1,800	1,134,000
Chesapeake Energy Corp., 4.88%, 4/15/22		400	347,000
Chevron Corp.:
2.19%, 11/15/19		1,569	1,577,706
1.96%, 3/03/20		8,352	8,283,522
China Energy Reserve and Chemicals Group Overseas Co. Ltd., 5.25%, 5/11/18		700	707,420
Continental Resources, Inc.:
3.80%, 6/01/24		2,254	2,057,449
4.90%, 6/01/44		3,485	2,935,091
Devon Energy Corp., 5.60%, 7/15/41		2,315	2,423,698
Energy Transfer Partners LP:
4.15%, 10/01/20		2,754	2,830,451
4.65%, 6/01/21		8,088	8,301,070
4.90%, 3/15/35		2,472	2,230,508
6.63%, 10/15/36		1,698	1,790,003
5.15%, 2/01/43		2,126	1,893,303
Enterprise Products Operating LLC:
3.90%, 2/15/24		2,635	2,645,943
3.70%, 2/15/26		2,060	1,994,622
4.45%, 2/15/43		5,999	5,421,704
EOG Resources, Inc., 3.90%, 4/01/35		4,472	4,233,410
Exxon Mobil Corp., 1.82%, 3/15/19		7,393	7,402,581
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		24,071	23,734,054
3.95%, 9/01/22		2,176	2,127,930
5.63%, 9/01/41		2,150	2,016,261
4.70%, 11/01/42		3,488	2,913,537
Kinder Morgan, Inc., 3.05%, 12/01/19		8,732	8,722,334
Laredo Petroleum, Inc., 7.38%, 5/01/22		655	689,388
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		4,880	3,818,600
Marathon Petroleum Corp., 4.75%, 9/15/44		1,852	1,690,313
MEG Energy Corp.:
6.50%, 3/15/21 (a)		910	875,875
7.00%, 3/31/24		1,538	1,474,558
MIE Holdings Corp., 7.50%, 4/25/19		400	302,000
Noble Energy, Inc., 4.15%, 12/15/21		4,289	4,468,139
Occidental Petroleum Corp., 3.13%, 2/15/22		4,068	4,078,174
Peabody Energy Corp., 6.00%, 11/15/18		614	294,720
Phillips 66, 4.88%, 11/15/44		1,973	1,884,477
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		8,773	8,735,794
2.85%, 1/31/23		7,820	7,339,508
5.15%, 6/01/42		1,698	1,641,924
4.90%, 2/15/45		2,065	1,946,927
Reliance Holding USA, Inc., 5.40%, 2/14/22		250	269,959
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		4,890	4,987,800
5.63%, 4/15/23		1,053	1,049,378
Sabine Pass LNG LP, 7.50%, 11/30/16		6,105	6,425,574
Spectra Energy Partners LP, 3.50%, 3/15/25		4,895	4,687,780
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		4,383	4,147,913
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		2,030	2,043,418
2.50%, 8/01/22		2,481	2,353,494
4.63%, 3/01/34		4,744	4,703,690
Valero Energy Corp., 3.65%, 3/15/25		7,898	7,679,549
Western Gas Partners LP, 4.00%, 7/01/22		3,843	3,856,320
Williams Partners LP:
4.00%, 11/15/21		8,146	8,222,271

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	10

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
4.50%, 11/15/23	USD	1,368	$1,374,319
4.90%, 1/15/45		2,418	2,074,741

			196,364,603
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24		2,748	2,708,451
4.80%, 6/15/44		1,913	1,773,934

			4,482,385
Pharmaceuticals — 1.6%
AbbVie, Inc.:
2.50%, 5/14/20		6,302	6,237,348
2.90%, 11/06/22		5,173	5,009,016
4.50%, 5/14/35		5,720	5,595,893
4.40%, 11/06/42		4,490	4,248,362
Actavis Funding SCS:
2.35%, 3/12/18		26,395	26,534,339
3.00%, 3/12/20		26,388	26,447,848
Bristol-Myers Squibb Co., 4.50%, 3/01/44		2,433	2,518,595
Eli Lilly & Co.:
2.75%, 6/01/25		794	767,052
3.70%, 3/01/45		1,793	1,626,615
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		3,380	3,350,395
Merck & Co., Inc., 3.70%, 2/10/45		5,948	5,313,753
Mylan, Inc., 3.13%, 1/15/23 (a)		4,668	4,454,140
Novartis Capital Corp., 4.40%, 4/24/20		4,997	5,515,039
Pfizer, Inc.:
4.30%, 6/15/43		2,474	2,417,481
4.40%, 5/15/44		1,945	1,918,785
Roche Holdings, Inc., 2.88%, 9/29/21 (a)		3,372	3,399,792
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,237	1,260,741
Valeant Pharmaceuticals International, Inc.:
4.50%, 5/15/23	EUR	3,725	4,021,595
6.13%, 4/15/25 (a)	USD	5,294	5,446,203
Zoetis, Inc., 3.25%, 2/01/23		2,248	2,177,878

			118,260,870
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,326	1,578,936
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.45%, 9/15/21	USD	2,787	2,773,564
3.50%, 1/31/23		783	752,119
5.00%, 2/15/24		785	829,856
ARC Properties Operating Partnership LP, 2.00%, 2/06/17		920	892,400
ERP Operating LP, 3.38%, 6/01/25		2,090	2,046,503
HCP, Inc., 4.00%, 6/01/25		4,420	4,327,193
Iron Mountain, Inc., 5.75%, 8/15/24		500	500,313
KWG Property Holdings Ltd., 8.25%, 8/05/19		600	598,380
Omega Healthcare Investors, Inc., 4.50%, 4/01/27 (a)		1,662	1,594,242
Simon Property Group LP:
3.38%, 10/01/24		3,162	3,141,665
4.25%, 10/01/44		2,545	2,416,793
Ventas Realty LP, 3.75%, 5/01/24		3,817	3,761,440

			23,634,468
Real Estate Management & Development — 0.2%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (h)	GBP	266	521,844
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 (g)	EUR	2,600	3,081,228
3.00%, 12/09/21		1,300	1,348,001

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (concluded)
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	600	$589,500
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		200	196,922
China New Town Finance I Ltd., 5.50%, 5/06/18	CNY	3,500	563,681
CIFI Holdings Group Co. Ltd.:	USD	200	204,008
8.88%, 1/27/19
7.75%, 6/05/20		650	633,718
Country Garden Holdings Co. Ltd., 7.50%, 3/09/20		1,000	1,031,863
Double Rosy Ltd., 3.63%, 11/18/19		1,400	1,408,750
Fantasia Holdings Group Co. Ltd.:
13.75%, 9/27/17		400	414,240
10.63%, 1/23/19		1,000	939,558
Filinvest Development, 4.25%, 4/02/20		600	593,580
Greenland Global Investment Ltd., 5.88%, 7/03/24		1,000	1,013,556
Jababeka International BV, 7.50%, 9/24/19		200	196,888
Lodha Developers International Ltd., 12.00%, 3/13/20		550	554,840
Sparkle Assets Ltd., 6.88%, 1/30/20		600	629,683
Times Property Holdings Ltd., 12.63%, 3/21/19		400	427,904
Trillion Chance Ltd., 8.50%, 1/10/19		1,000	982,500
Vingroup JSC, 11.63%, 5/07/18		1,210	1,246,300
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		800	863,815
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		200	206,270

			17,648,649
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		3,295	3,219,142
4.15%, 4/01/45		1,419	1,308,751
CSX Corp., 4.10%, 3/15/44		2,187	2,002,754
EC Finance PLC, 5.13%, 7/15/21	EUR	300	347,747
Norfolk Southern Corp., 4.45%, 6/15/45	USD	2,169	2,081,062
Penske Truck Leasing Co. LP/PTL Finance Corp.,
3.38%, 2/01/22 (a)		5,152	4,994,055
Ryder System, Inc., 2.45%, 9/03/19		6,160	6,147,390
Union Pacific Corp.:
3.38%, 2/01/35		1,864	1,657,070
3.88%, 2/01/55		5,096	4,481,336
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		3,240	3,227,544

			29,466,851
Semiconductors & Semiconductor Equipment — 0.0%
Global A&T Electronics Ltd., 10.00%, 2/01/19		905	814,500
Micron Technology, Inc., 5.63%, 1/15/26 (a)		1,300	1,200,875
Semiconductor Manufacturing International Corp., 4.13%, 10/07/19		1,000	1,003,050

			3,018,425
Software — 0.6%
Adobe Systems, Inc., 3.25%, 2/01/25		2,383	2,300,658
First Data Corp.:
7.38%, 6/15/19 (a)		2,715	2,822,243
8.75%, 1/15/22		6,670	7,091,044
Microsoft Corp.:
3.50%, 2/12/35		5,373	4,911,975
3.75%, 2/12/45		2,802	2,526,398
Oracle Corp.:
2.80%, 7/08/21		12,117	12,264,573

11	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Software (concluded)
4.30%, 7/08/34	USD	4,223	$4,164,482
4.38%, 5/15/55		6,687	6,213,540

			42,294,913
Specialty Retail — 0.2%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	265	279,187
The Home Depot, Inc.:
5.40%, 9/15/40	USD	1,262	1,437,554
4.40%, 3/15/45		1,162	1,160,326
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	491	804,730
Lion/Seneca France 2, 7.88%, 4/15/19	EUR	690	662,515
Lowe’s Cos., Inc., 4.25%, 9/15/44	USD	2,007	1,940,562
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	1,092	1,681,461
Series A7, 5.27%, 3/30/24		830	1,232,943
Punch Taverns Finance PLC, 6.07%, 10/15/27 (a)(b)		1,055	1,566,487
QVC, Inc.:
3.13%, 4/01/19	USD	1,999	1,985,563
5.13%, 7/02/22		3,332	3,431,217
THOM Europe SAS, 7.38%, 7/15/19	EUR	1,094	1,268,434

			17,450,979
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
2.10%, 5/06/19 (k)	USD	12,160	12,282,403
2.00%, 5/06/20		22,854	22,721,538
3.45%, 2/09/45		1,934	1,639,111
Hewlett-Packard Co., 3.75%, 12/01/20		9,090	9,367,300

			46,010,352
Tobacco — 0.4%
Altria Group, Inc.:
2.63%, 1/14/20		3,443	3,429,617
2.85%, 8/09/22		2,241	2,154,074
4.25%, 8/09/42		1,312	1,164,401
Philip Morris International, Inc.:
1.13%, 8/21/17		6,573	6,561,333
4.13%, 3/04/43		2,099	1,936,525
4.88%, 11/15/43		3,354	3,470,196
Reynolds American, Inc.:
2.30%, 6/12/18		2,460	2,478,391
3.25%, 6/12/20		1,939	1,964,017
3.25%, 11/01/22		3,236	3,116,773
4.45%, 6/12/25		3,050	3,107,404
4.75%, 11/01/42		2,099	1,904,175
RJ Reynolds Tobacco Co., 3.75%, 5/20/23		1,101	1,070,093

			32,356,999
Trading Companies & Distributors — 0.2%
Air Lease Corp., 3.75%, 2/01/22		4,035	4,032,579
Aircastle Ltd., 6.25%, 12/01/19		2,565	2,779,691
GATX Corp., 2.60%, 3/30/20		2,962	2,922,650
Noble Group Ltd., 6.75%, 1/29/20		200	206,500
United Rentals North America, Inc.:
7.38%, 5/15/20		4,315	4,604,062
7.63%, 4/15/22		1,874	2,028,605
5.50%, 7/15/25		1,184	1,144,040

			17,718,127
Transportation Infrastructure — 0.1%
Pelabuhan Indonesia II PT, 4.25%, 5/05/25		600	563,940
Deutsche Raststaetten Gruppe IV GmbH,
6.75%, 12/30/20	EUR	207	246,929
gategroup Finance Luxembourg SA, 6.75%, 3/01/19		214	249,647

Corporate Bonds		Par (000)	Value
Transportation Infrastructure (concluded)
Goodman HK Finance, 4.38%, 6/19/24	USD	400	$399,464
Silk Bidco AS, 7.50%, 2/01/22	EUR	2,310	2,630,034

			4,090,014
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,225	8,328,799
Crown Castle International Corp.,
5.25%, 1/15/23		2,730	2,749,793
Orange SA, 4.00%, 12/31/49 (b)	EUR	575	651,457
Play Finance 1 SA, 6.50%, 8/01/19		905	1,051,589
Play Finance 2 SA, 5.25%, 2/01/19		710	812,838
Sprint Communications, Inc.,
9.00%, 11/15/18 (a)	USD	13,015	14,697,319
Sprint Corp., 7.88%, 9/15/23		3,895	3,798,793
T-Mobile USA, Inc.:
6.63%, 4/28/21		1,230	1,276,125
6.73%, 4/28/22		1,180	1,230,150
Vodafone Group PLC, 2.50%, 9/26/22		2,525	2,316,066

			36,912,929
Total Corporate Bonds — 31.2%			2,304,886,721

Floating Rate Loan Interests (b)		Par (000)	Value
Capital Markets — 0.0%
Yellow Maple Holding BV:
Facility B3, 5.06%, 9/23/21	GBP	320	501,987
Term Loan B (First Lien), 4.02%, 9/17/21	EUR	560	623,537

			1,125,524
Chemicals — 0.0%
INEOS Finance PLC, 2020 Euro Term Loan,,
4.00%, 12/15/20		2,484	2,721,570
Construction Materials — 0.0%
Xella International SA, Facility G,,
3.75%, 3/31/19		1,280	1,427,011
Containers & Packaging — 0.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging
Finance SA), New Term Loan, 4.00%, 12/17/19	USD	504	501,893
Constantia Flexibles Group GmbH (AKA
Constantinople Acquisition GmbH), Term Loan
B1 Euro, 3.75%, 4/29/22	EUR	1,735	1,940,793
Constantinople Luxembourg I S.à r.l., Facility B2
(EUR),, 4.75%, 4/30/22		259	289,723
Kleopatra Holdings 2 SCA:
Initial Erste Euro Term Loan,, 5.00%, 6/30/20		480	535,763
Initial GmbH Euro Term Loan,, 5.00%, 4/28/20		425	474,127

			3,742,299
Diversified Consumer Services — 0.1%
Nelson Bidco Ltd.:
Initial Term Loan (First Lien),
5.28% - 5.43%, 12/10/21	GBP	1,458	2,287,494
Initial Term Loan (Second Lien), 8.25%, 12/09/22		730	1,153,463

			3,440,957
Diversified Financial Services — 0.0%
Altice Financing SA, Euro Denominated Tranche
Loan, 5.25%, 2/04/22	EUR	1,785	1,991,663
Diversified Telecommunication Services — 0.4%
Intelsat Jackson Holdings SA, Tranche B-2 Term
Loan, 3.75%, 6/30/19	USD	12,002	11,899,941

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	12

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20	USD	8,090	$8,087,492
Telenet International Finance SA, Term Loan AA,, 3.50%, 6/30/23		2,050	2,034,297
Virgin Media Investment Holdings Ltd., E Facility, 4.25%, 6/30/23	GBP	810	1,263,159
Ziggo BV:
EUR B1 Facility, 3.75%, 1/15/22	EUR	631	698,430
EUR B2 Facility, 3.50% - 3.75%, 1/15/22		407	449,938
EUR B3 Facility, 2.75% - 3.75%, 1/15/22		1,142	1,264,170

			25,697,427
Food & Staples Retailing — 0.0%
Bestway UK Holdco Ltd., Facility B, 5.26%, 10/06/21	GBP	700	1,101,705
Food Products — 0.0%
Charger OpCo BV, Term B-1 EUR Loan, 0.00% - 3.50%, 7/23/21	EUR	1,470	1,641,225
Iglo Foods Holdco Ltd. (FKA BEIG Holdco Ltd.), Facility C2,, 4.76%, 6/30/20		258	405,199

			2,046,424
Health Care Equipment & Supplies — 0.0%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B1 (EUR), 5.50%, 1/17/22	EUR	678	757,860
BSN Medical Luxembourg Finance Holding S.à r.l., Term Loan C2,, 3.00%, 8/29/19		830	922,727
ConvaTec, Inc., Euro Term Loan,, 3.25%, 6/09/20		750	835,303

			2,515,890
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20	USD	5,698	5,154,044
Household Products — 0.0%
Spectrum Brands, Inc., Euro Term Loan,, 2.75%, 6/16/22		720	800,350
Insurance — 0.0%
Saga Mid Co. Ltd., Facility A, 2.81%, 4/25/19	GBP	534	812,208
Internet Software & Services — 0.0%
Nassa Midco AS, Facility B (EUR), 4.25%, 7/09/21	EUR	1,300	1,444,076
Leisure Products — 0.0%
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		1,000	998,138
Machinery — 0.1%
Onex Wizard Acquisition Co. II SCA, Initial Euro Term Loan, 5.25%, 3/11/22		5,706	6,360,439
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-EUR, 4.25%, 5/15/20		774	860,583

			7,221,022
Media — 0.1%
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20		915	1,020,536
Springer Science+Business Media Deutschland GmbH, Term Loan B8, 4.75%, 8/14/20		3,062	3,416,190

			4,436,726

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.0%
Kunlun Energy Co. Ltd., , 5/13/25	USD	1,000	$967,520
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		1,273	1,272,751

			2,240,271
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.04% - 4.40%, 10/10/16		82	81,146
Road & Rail — 0.1%
Car Rentals Subsidiary SLU (AKA Goldcar), Facility B, 6.50%, 6/18/20	EUR	3,580	3,881,413
Software — 0.1%
First Data Corp., 2018 New Dollar Term Loan, 3.69%, 3/23/18	USD	6,090	6,064,862
Specialty Retail — 0.1%
Action Holding BV (FKA Peer Holdings BV), Term B (A2), 4.78%, 1/13/21	EUR	1,029	1,145,476
Douglas Holding AG, Term Loan B,, 5.00%, 6/15/22		1,890	2,096,535
Staples Inc., Term Loan (First Lien),, 2.75%, 4/15/21		5,300	5,287,863

			8,529,874
Textiles, Apparel & Luxury Goods — 0.0%
Vivarte, Term Loan, 4.00%, 10/20/19		1,000	1,145,510
Trading Companies & Distributors — 0.1%
Antelope Bidco SA, Facility B (First Lien),, 5.00%, 4/01/22		5,010	5,508,609
Total Floating Rate Loan Interests — 1.3%			94,128,719

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.0%
Petrobras Global Finance BV:
6.25%, 12/14/26	GBP	400	557,286
5.38%, 10/01/29		185	235,241
6.63%, 1/16/34		530	707,326
7.25%, 3/17/44	USD	2,187	2,030,323

			3,530,176
British Virgin Islands — 0.0%
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		300	314,402
China — 0.1%
Bluestar Finance Holdings Ltd., 4.38%, 6/11/20		750	751,125
CDBL Funding 1, 4.25%, 12/02/24		1,400	1,367,380
China Construction Bank Corp., 3.88%, 5/13/25 (b)		800	796,680
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		400	398,424
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 4/26/45		550	505,670

			3,819,279
Germany — 0.1%
HSH Nordbank AG:
0.79%, 2/14/17 (b)	EUR	4,090	3,323,598
0.83%, 2/14/17 (b)		1,993	1,621,987

			4,945,585

13	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value
Indonesia — 0.0%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45	USD	200	$175,050
Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 3/09/23		1,800	1,581,750
Mongolia — 0.0%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		500	490,000
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		1,000	1,065,780

			1,555,780
Norway — 0.1%
Eksportfinans ASA, 5.50%, 6/26/17		275	291,415
Statoil ASA, 2.90%, 11/08/20		6,595	6,756,980

			7,048,395
Singapore — 0.0%
BOC Aviation Pte. Ltd., 3.00%, 3/30/20		400	393,620
South Korea — 0.0%
Minera y Metalurgica del Boleo SA de CV, 2.88%, 5/07/19		1,000	1,009,462
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		400	392,000
Total Foreign Agency Obligations — 0.3%			24,765,499

Foreign Government Obligations		Par (000)	Value
Brazil — 0.4%
Federative Republic of Brazil:
4.25%, 1/07/25		25,405	24,528,527
5.63%, 1/07/41		2,785	2,659,675

			27,188,202
Colombia — 0.2%
Republic of Colombia, 4.00%, 2/26/24		12,450	12,387,750
Germany — 0.8%
Deutsche Bundesrepublik Inflation Linked Bonds:
0.10%, 4/15/23	EUR	1,800	2,218,157
0.10%, 4/15/26		47,229	57,100,648

			59,318,805
Greece — 0.0%
Hellenic Republic:
3.00%, 2/24/23 (c)		47	23,267
3.00%, 2/24/24 (c)		759	359,118
3.00%, 2/24/25 (c)		47	21,918
3.00%, 2/24/26 (c)		47	21,092
3.00%, 2/24/27 (c)		47	20,801
3.00%, 2/24/28 (c)		47	21,040
3.00%, 2/24/29 (c)		47	20,694
3.00%, 2/24/30 (c)		47	20,629
3.00%, 2/24/31 (c)		47	20,585
3.00%, 2/24/32 (c)		47	20,257
3.00%, 2/24/33 (c)		47	19,718
3.00%, 2/24/34 (c)		47	20,193
3.00%, 2/24/35 (c)		47	19,767
3.00%, 2/24/36 (c)		47	20,006
3.00%, 2/24/37 (c)		47	20,266
3.00%, 2/24/38 (c)		47	20,218
3.00%, 2/24/39 (c)		47	19,793
3.00%, 2/24/40 (c)		47	20,169
3.00%, 2/24/41 (c)		47	20,115

Foreign Government Obligations		Par (000)	Value
Greece (concluded)
3.00%, 2/24/42 (c)	EUR	47	$20,247

			749,893
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III:
4.33%, 5/28/25		3,432	3,342,082
4.33%, 5/28/25	USD	240	233,712
Republic of Indonesia:
5.38%, 10/17/23 (a)		3,730	4,014,413
5.88%, 1/15/24 (a)		6,109	6,750,445
4.13%, 1/15/25		1,200	1,179,180
6.63%, 2/17/37		1,497	1,691,610

			17,211,442
Italy — 0.3%
Buoni Poliennali Del Tesoro:
5.50%, 9/01/22	EUR	3,750	5,182,457
5.50%, 11/01/22		3,280	4,526,728
4.50%, 3/01/24		2,640	3,471,398
1.50%, 6/01/25		3,530	3,658,193
3.10%, 9/15/26		1,800	2,507,570

			19,346,346
Mexico — 1.1%
United Mexican States:
4.75%, 6/14/18	MXN	263,900	16,858,454
8.50%, 12/13/18		147,000	10,429,420
5.00%, 12/11/19		49,600	3,129,646
4.00%, 10/02/23	USD	38,265	39,317,287
8.00%, 12/07/23	MXN	105,000	7,549,037
6.05%, 1/11/40	USD	312	354,120
4.75%, 3/08/44		3,762	3,573,900
5.55%, 1/21/45		1,058	1,125,448

			82,337,312
Mongolia — 0.0%
Mongolian People’s Republic, 7.50%, 6/30/18	CNY	2,000	319,851
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25	USD	6,920	9,030,600
Portugal — 0.0%
Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/25	EUR	1,000	1,104,662
Republic of Portugal, 5.13%, 10/15/24	USD	875	892,570

			1,997,232
Russia — 0.1%
Russian Federation:
7.60%, 7/20/22	RUB	54,585	832,845
7.00%, 8/16/23		289,925	4,174,058

			5,006,903
Slovenia — 0.2%
Republic of Slovenia:
4.13%, 2/18/19 (a)	USD	1,556	1,618,240
2.25%, 3/25/22	EUR	1,445	1,649,508
5.50%, 10/26/22 (a)	USD	3,599	3,991,111
5.25%, 2/18/24 (a)		2,954	3,219,860
4.63%, 9/09/24	EUR	2,220	2,931,564

			13,410,283
Spain — 0.1%
Kingdom of Spain:
5.40%, 1/31/23		4,340	6,010,623
4.40%, 10/31/23		907	1,188,146

			7,198,769

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	14

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Sri Lanka — 0.0%
Republic of Sri Lanka:
6.25%, 10/04/20	USD	700	$716,660
6.25%, 7/27/21		200	203,750

			920,410
Turkey — 0.3%
Republic of Turkey, 5.75%, 3/22/24		22,110	23,934,075
United Kingdom — 0.2%
United Kingdom, 3.50%, 1/22/45	GBP	8,882	16,144,783
Total Foreign Government Obligations — 4.0%			296,502,656

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.0%
Adjustable Rate Mortgage Trust, Series 2005-12, Class 4A1, 3.26%, 3/25/36 (b)	USD	2,952	2,212,959
Berica 8 Residential Mbs Srl, Series 8, Class A, 0.29%, 3/31/48 (b)	EUR	403	441,016
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.40%, 12/25/35 (a)(b)(l)	USD	7	7,134
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		145	136,053
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		4	3,943
Countrywide Alternative Loan Trust:
Series 2005-56, Class 4A1, 0.49%, 11/25/35 (b)		3,898	3,248,326
Series 2005-72, Class A3, 0.48%, 1/25/36 (b)		1,341	1,083,763
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		2,926	2,477,126
Series 2006-23CB, Class 2A5, 0.58%, 8/25/36 (b)		10,462	5,224,718
Series 2006-OA14, Class 1A1, 1.88%, 11/25/46 (b)		6,686	5,641,249
Series 2006-OA21, Class A1, 0.38%, 3/20/47 (b)		18,744	14,760,400
Series 2006-OA6, Class 1A2, 0.39%, 7/25/46 (b)		7,397	6,408,459
Series 2007-22, Class 2A16, 6.50%, 9/25/37		19,124	15,175,912
Series 2007-OA3, Class 1A1, 0.32%, 4/25/47 (b)		2,021	1,684,070
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.72%, 2/25/35 (b)		676	638,598
Series 2006-OA4, Class A1, 1.12%, 4/25/46 (b)		2,238	1,282,172
Credit Suisse Commercial Mortgage Trust, Series 2014-4R, Class 16A3, 0.78%, 2/27/36 (a)(b)		830	693,496
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.53%, 1/27/36 (a)(b)		5,689	5,621,827
Series 2011-2R, Class 1A1, 2.43%, 3/27/37 (a)(b)		2,489	2,446,750
Series 2011-5R, Class 3A1, 2.90%, 9/27/47 (a)(b)		3,569	3,474,203
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		3,645	3,530,016
Series 2015-5R, Class 3A1, 4.45%, 1/29/37		3,498	3,497,508

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2015-6R, Class 5A1, 4.75%, 1/27/37 (a)	USD	1,848	$1,718,640
Series 2015-6R, Class 5A2, 0.48%, 10/27/36 (a)		2,773	1,474,217
Series 2015-PR1, Class A-1, 3.50%, 2/25/55 (a)(c)		3,060	2,945,235
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1B, 0.31%, 8/25/47 (b)		1,364	1,132,335
Series 2007-RMP1, Class A2, 0.33%, 12/25/36 (b)		4,198	3,574,598
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.68%, 1/27/37 (a)(b)		1,245	1,986,881
Grifonas Finance PLC, Series 1, Class A, 0.39%, 8/28/39 (b)	EUR	1,661	953,824
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.46%, 10/25/35 (b)	USD	9,375	8,291,416
Series 2006-2, Class A1, 0.37%, 12/25/36 (b)		4,771	4,126,733
Impac CMB Trust, Series 2005-7, Class A1, 0.70%, 11/25/35 (b)		5,854	4,870,526
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.98%, 11/25/34 (b)		705	698,023
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, 0.39%, 3/25/37 (b)		3,022	2,000,000
Series 2007-A2, Class 2A1, 3.58%, 5/25/37 (b)		788	645,789
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.28%, 9/01/21 (a)(b)		6,597	6,605,083
Series 2014-2, Class A, 2.18%, 12/01/21 (a)(b)		8,195	8,102,973
Series 2015-1, Class A, 2.18%, 1/01/20 (a)(b)		3,365	3,328,765
Series 2015-2, Class A, 2.18%, 1/01/20 (a)(b)		2,352	2,325,778
Series 2015-3, Class A, 2.18%, 3/01/20 (a)(b)		4,026	3,975,906
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.62%, 8/25/37 (a)(b)		2,998	2,140,178
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 5.38%, 5/25/36 (b)		4,895	4,569,535
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.46%, 1/15/39 (b)		459	421,295
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 0.52%, 6/25/35 (a)(b)		1,239	1,087,726
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A, 0.46%, 2/25/36 (b)		2,272	1,844,566
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 6/25/47 (b)		2,694	2,604,079

			151,113,799

15	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 5.6%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 3.72%, 4/14/33 (a)(b)	USD	3,020	$2,663,927
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		7,569	7,798,530
Series 2007-3, Class A1A, 5.75%, 6/10/49 (b)		5,989	6,393,901
Series 2007-3, Class A4, 5.75%, 6/10/49 (b)		2,730	2,884,562
Series 2007-3, Class AJ, 5.75%, 6/10/49 (b)		1,765	1,829,802
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		2,030	2,135,069
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-FL1, Class A, 1.59%, 12/15/31 (a)(b)		2,840	2,843,655
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-3, Class AM, 4.73%, 7/10/43		2,265	2,269,728
Series 2005-4, Class A5B, 5.00%, 7/10/45 (b)		300	299,828
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.39%, 2/15/28 (a)(b)		2,030	2,019,257
Series 2015-VFM, Class A2, 3.38%, 3/15/36 (a)(b)		2,460	2,446,224
Bayview Commercial Asset Trust, Series 2008-4, Class A3, 2.94%, 7/25/38 (a)(b)		2,368	2,344,624
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		4,367	4,585,463
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)		3,071	3,288,820
Series 2007-PW18, Class A1A, 5.60%, 6/11/50		170	182,299
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		4,033	4,395,345
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.68%, 7/05/33 (a)(b)		2,075	2,062,440
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR, 2.35%, 5/15/29 (a)(b)		1,260	1,231,576
Series 2015-JWRZ, Class GL, 2.35%, 5/15/29 (a)(b)		1,920	1,826,849
Carefree Portfolio Trust:
Series 2014-CARE, Class A, 1.51%, 11/15/19 (a)(b)		1,190	1,192,961
Series 2014-CARE, Class D, 3.44%, 11/15/19 (a)(b)		2,510	2,519,930
Series 2014-CARE, Class E, 4.19%, 11/15/19 (a)(b)		5,000	5,024,435
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.59%, 12/15/27 (a)(b)		4,271	4,272,512
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class D, 5.04%, 9/10/45 (a)(b)		3,637	3,616,080
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)		2,200	1,982,836
Series 2013-GC11, Class D, 4.46%, 4/10/46 (a)(b)		4,685	4,391,560
Series 2014-388G, Class A, 0.94%, 6/15/33 (a)(b)		2,344	2,331,321
Series 2014-388G, Class E, 2.52%, 6/15/33 (a)(b)		2,200	2,183,375

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-SSHP, Class A, 1.33%, 9/15/27 (a)(b)	USD	4,370	$4,368,991
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)		640	695,114
COBALT CMBS Commercial Mortgage Trust:
Series 2007-C3, Class AJ, 5.96%, 5/15/46 (b)		3,000	3,085,791
Series 2007-C3, Class AM, 5.96%, 5/15/46 (b)		3,819	4,080,968
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 0.88%, 12/10/49 (a)(b)		4,460	4,333,015
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		2,870	3,078,505
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,260	2,365,420
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		3,755	3,716,909
Series 2013-FL3, Class A, 1.70%, 10/13/28 (a)(b)		5,007	5,005,831
Series 2013-FL3, Class RRI1, 3.44%, 11/13/28 (a)(b)		4,850	4,852,168
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		3,196	3,239,450
Series 2014-277P, Class A, 3.73%, 8/10/49 (a)(b)		5,639	5,746,011
Series 2014-CR20, Class A4, 3.59%, 11/10/47		336	342,879
Series 2014-FL4, Class D, 2.64%, 7/13/31 (a)(b)		1,080	1,075,054
Series 2014-FL5, Class D, 4.00%, 10/15/31 (a)(b)		3,095	2,864,729
Series 2014-KYO, Class F, 3.69%, 6/11/27 (a)(b)		5,390	5,395,083
Series 2015-3BP, Class A, 3.18%, 2/10/35 (a)		1,230	1,207,247
Series 2015-CR22, Class A5, 3.31%, 3/10/48		2,850	2,835,379
Series 2015-CR23, Class A4, 3.50%, 5/10/48		1,200	1,211,020
Series 2015-DC1, Class A5, 3.35%, 2/04/48		1,340	1,337,258
Series 2015-LC21, Class A4, 3.71%, 7/10/48		1,890	1,937,687
Core Industrial Trust:
Series 2015-CALW, Class A, 3.04%, 2/10/34 (a)		1,620	1,626,085
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		2,970	2,973,632
Credit Suisse Commercial Mortgage Trust:
Series 2006-C5, Class AM, 5.34%, 12/15/39		9,446	9,913,356
Series 2007-C4, Class A1AM, 6.15%, 9/15/39 (b)		3,146	3,370,187
Series 2014-SURF, Class E, 3.29%, 2/15/29 (a)(b)		2,060	2,059,030
Series 2014-TIKI, Class E, 3.34%, 9/15/38 (a)(b)		730	726,403
Series 2015-DEAL, Class A, 1.51%, 4/15/29 (a)(b)		4,060	4,034,377
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		103	103,136
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.81%, 6/15/38 (b)		3,122	3,241,420

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	16

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)	USD	4,730	$4,943,607
Series 2015-DEAL, Class D, 3.29%, 4/15/29 (a)(b)		1,740	1,731,740
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 6/15/57		600	610,061
Series 2015-C2, Class ASB, 3.22%, 9/15/24		1,000	1,021,270
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.19%, 3/15/18 (a)(b)		2,388	2,388,716
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		3,400	3,561,282
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		3,850	3,862,366
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.48%, 12/15/16 (a)(b)		6,000	5,999,094
Series 2015-NRF, Class GFX, 3.49%, 12/15/34 (a)(b)		7,142	6,377,935
German Residential Funding Ltd., Series 2013-1, Class E, 4.14%, 8/27/24 (b)	EUR	1,117	1,289,054
GS Mortgage Securities Trust:
Series 2006-GG6, Class AJ, 5.71%, 4/10/38 (b)	USD	1,440	1,462,625
Series 2006-GG8, Class AM, 5.59%, 11/10/39		735	769,615
Series 2010-C1, Class A1, 3.68%, 8/10/43 (a)		1,129	1,169,849
Series 2013-GC16, Class A4, 4.27%, 11/10/46		1,330	1,434,976
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		5,763	5,840,910
Impac CMB Trust:
Series 2004-11, Class 1A2, 0.70%, 3/25/35 (b)		3,163	2,341,274
Series 2005-6, Class 1A1, 0.68%, 10/25/35 (b)		2,147	1,771,027
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class B, 3.99%, 3/15/25 (b)		3,000	2,948,979
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP7, Class A4, 6.10%, 4/15/45 (b)		6,677	6,829,290
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		2,000	2,068,448
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (b)		4,323	4,334,132
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		11,429	11,942,756
Series 2007-CB20, Class AM, 5.88%, 2/12/51 (b)		1,000	1,085,660
Series 2007-CB20, Class B, 6.38%, 2/12/51 (a)(b)		2,145	2,159,653
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		5,463	5,647,562
Series 2008-C2, Class A4FL, 1.69%, 2/12/51 (b)		2,301	2,267,111
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		1,136	1,185,045
Series 2014-C21, Class D, 4.82%, 8/15/47 (a)(b)		1,250	1,137,900

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-C26, Class A4, 3.49%, 1/15/48	USD	1,247	$1,260,221
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		885	915,938
Series 2014-DSTY, Class D, 3.93%, 6/10/27 (a)(b)		2,680	2,603,960
Series 2014-FL6, Class A, 1.59%, 11/15/31 (a)(b)		3,670	3,667,985
Series 2015-CSMO, Class A, 1.44%, 1/15/32 (a)(b)		5,400	5,381,024
Series 2015-CSMO, Class D, 3.49%, 1/15/32 (a)(b)		2,900	2,906,151
Series 2015-CSMO, Class E, 4.14%, 1/15/32 (a)(b)		2,000	2,005,374
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AJ, 6.05%, 6/15/38 (b)		985	1,016,547
Series 2007-C1, Class AJ, 5.48%, 2/15/40		5,220	5,408,228
Series 2007-C7, Class A1A, 5.68%, 9/15/45 (b)		590	638,598
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 6.00%, 12/15/30 (a)		2,606	2,584,631
Merrill Lynch Mortgage Trust:
Series 2005-CIP1, Class AJ, 5.14%, 7/12/38 (b)		556	555,606
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (b)		4,160	4,191,221
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		2,554	2,667,460
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class ASB, 5.64%, 9/12/49		8,007	8,003,700
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2, 3.10%, 12/15/47		1,152	1,194,042
Morgan Stanley Capital I Trust:
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (b)		1,500	1,540,047
Series 2007-HQ11, Class AMFL, 0.36%, 2/12/44 (b)		746	731,510
Series 2007-HQ12, Class A2FX, 5.59%, 4/12/49 (b)		185	184,758
Series 2007-HQ12, Class AM, 5.86%, 4/12/49 (b)		6,695	7,067,711
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		1,547	1,632,498
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		2,227	2,371,180
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (b)		7,480	7,955,721
Morgan Stanley Re-REMIC Trust:
Series 2009-GG10 5.79%, 8/12/45 (a)(b)		6,666	7,100,955
Series 2010-GG10, Class A4B, 5.79%, 8/15/45 (a)(b)		6,998	7,446,152
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(i)		1,436	1,356,709
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		1,663	1,658,552
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		2,465	2,464,178
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.15%, 2/16/51 (a)(b)		13,883	14,300,272
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		2,667	2,725,188
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.24%, 4/15/32 (a)(b)		2,645	2,631,452

17	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
SCG Trust, Series 2013-SRP1, Class AJ, 2.14%, 11/15/26 (a)(b)	USD	2,775	$2,783,217
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		2,885	2,856,387
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		3,480	3,158,100
Taurus IT Srl, Series 2015-IT1, Class A, 1.49%, 2/18/27 (b)	EUR	285	316,606
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.08%, 1/10/45 (a)(b)		2,568	2,830,373
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)	USD	1,036	1,055,096
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		35	35,011
Series 2006-C29, Class AM, 5.34%, 11/15/48		955	1,003,386
Series 2006-WL7A, Class H, 0.59%, 9/15/21 (a)(b)		3,690	3,604,835
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		3,263	3,462,911
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		1,772	1,831,945
Series 2007-C33, Class B, 6.15%, 2/15/51 (b)		200	200,881
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.20%, 10/25/46 (b)		8,285	7,613,871
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 2.94%, 1/15/27 (a)(b)		8,224	8,165,198
Series 2015-C27, Class A5, 3.45%, 2/15/48		2,016	2,029,124
Series 2015-C27, Class C, 3.89%, 2/15/48		1,402	1,304,704
Series 2015-C28, Class A4, 3.54%, 5/15/48		1,360	1,380,781
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		1,307	1,306,599
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 3/15/47 (a)(b)		513	465,505

			411,593,080
Interest Only Commercial Mortgage-Backed Securities — 0.4%
BWAY Mortgage Trust, Series 2015-1740, Class XA, 1.02%, 1/10/35 (a)(b)		56,320	3,095,910
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.66%, 3/10/46 (b)		31,619	1,881,120
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		150,000	1,261,500
Series 2015-CR22, Class XA, 1.17%, 3/10/48 (b)		28,932	1,960,279
Series 2015-CR23, Class XA, 1.16%, 5/10/48 (b)		30,820	2,094,959
Series 2015-LC21, Class XA, 0.89%, 7/10/48 (b)		83,500	4,716,831
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.38%, 2/10/48 (b)		40,110	3,513,701
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		12,909	583,100
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)		8,900	675,510
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22		95,629	514,391

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.10%, 11/05/30 (a)(b)	USD	54,590	$21,781
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24, Class XA, 1.24%, 11/15/47 (b)		29,900	1,927,332
Series 2015-C28, Class XA, 1.35%, 10/15/48 (b)		7,600	573,440
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.73%, 4/15/46 (b)		4,570	176,745
Series 2015-C27, Class XA, 1.54%, 2/15/48 (b)		38,197	3,297,143
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.31%, 12/15/47 (b)		14,482	1,026,816
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.80%, 5/25/36 (a)(b)		418	4,821
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.15%, 2/15/48 (b)		12,769	908,106
Series 2015-NXS1, Class XA, 1.35%, 5/15/48 (b)		8,260	662,379
Series 2015-NXS1, Class XB, 0.50%, 5/15/48 (b)		3,210	124,699
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class XA, 2.35%, 8/15/45 (a)(b)		1,185	111,989
Series 2014-C24, Class XA, 1.13%, 11/15/47 (b)		26,416	1,734,524
Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)		23,392	1,856,238

			32,723,314
Total Non-Agency Mortgage-Backed Securities — 8.0%			595,430,193

Other Interests (m)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (e)(n)		1,888	189
Lehman Brothers Holdings, Inc. (e)(n)		7,360	736
Total Other Interests — 0.0%			925

Preferred Securities
Capital Trusts		Par (000)	Value
Aerospace & Defense — 0.1%
United Technologies Corp., 1.78%, 5/04/18 (c)		8,656	8,682,617
Automobiles — 0.1%
Volkswagen International Finance NV, 3.50%, 12/31/70 (b)(o)	EUR	4,085	4,169,981
Banks — 0.4%
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(o)		1,800	1,994,160
7.00% (b)(o)		1,400	1,562,744
9.00% (b)(o)	USD	1,200	1,290,000

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	18

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value
Banks (concluded)
Banco Popular Espanol SA:
8.25% (b)(o)	EUR	1,800	$1,986,666
11.50% (b)(o)		1,100	1,363,687
Banco Santander SA, 6.25% (b)(o)		1,600	1,752,101
Bank of America Corp., 6.10% (b)(o)	USD	4,233	4,180,087
Bank of Ireland, 7.38% (b)(o)	EUR	875	970,618
Citigroup, Inc.:
5.90% (b)(o)	USD	1,741	1,714,885
5.95% (b)(o)		2,879	2,778,811
HSH Nordbank AG, 7.25% (b)(o)		1,871	505,170
ICICI Bank Ltd., 6.38%, 4/30/22 (b)		700	719,537
Industrial & Commercial Bank of China Ltd., 6.00% (b)(o)		1,200	1,241,160
JPMorgan Chase & Co., 5.30% (b)(o)		4,097	4,066,682
Lloyds Banking Group PLC, 6.38% (b)(o)	EUR	1,266	1,453,745
National Bank of Abu Dhabi PJSC, 5.25% (b)(o)	USD	800	810,600
Santander UK Group Holdings PLC, 7.38% (b)(o)	GBP	1,310	2,047,545
Swedbank AB, 5.50% (b)(o)	USD	400	391,375
UniCredit SpA, 6.75% (b)(o)	EUR	545	588,306
Woori Bank, 5.00%, 6/10/45 (b)	USD	200	197,319

			31,615,198
Capital Markets — 0.2%
Credit Suisse Group AG, 6.25% (a)(b)(o)		2,200	2,109,250
The Goldman Sachs Group, Inc., 5.38% (b)(o)		3,065	3,027,913
State Street Capital Trust IV, 1.29%, 6/01/77 (b)		1,048	914,380
UBS Group AG:
5.75% (b)(o)	EUR	2,525	2,856,241
7.00% (b)(o)		1,200	1,223,400

			10,131,184
Construction & Engineering — 0.0%
CCCI Treasure Ltd., 3.50% (b)(o)	USD	1,200	1,190,880
CRCC Yupeng Ltd., 3.95% (b)(o)		1,200	1,222,980
Dianjian Haixing Ltd., 4.05% (b)(o)		200	204,180

			2,618,040
Consumer Finance — 0.1%
Capital One Financial Corp., 5.55% (b)(o)		3,558	3,526,867
Diversified Financial Services — 0.0%
Far East Horizon Ltd., 5.55% (b)(o)		800	819,764
HBOS Capital Funding LP, 6.85% (o)		346	353,106
Volvo Treasury AB, 4.20%, 6/10/75 (b)	EUR	875	976,959

			2,149,829
Diversified Telecommunication Services — 0.0%
Orange SA:
4.25% (b)(o)		128	147,874
5.00% (b)(o)		1,950	2,239,202

			2,387,076
Electric Utilities — 0.2%
Electricite de France SA:
5.00% (b)(o)		1,600	1,857,344
5.88% (b)(o)	GBP	1,500	2,345,076
Enel SpA:
6.50%, 1/10/74 (b)		700	850,560
5.00%, 1/15/75 (b)		1,119	1,303,658
Gas Natural Fenosa Finance BV:
3.38% (b)(o)		3,600	3,637,205
4.13% (b)(o)		2,600	2,881,647
SSE PLC, 3.88% (b)(o)		950	1,444,166

			14,319,656

Capital Trusts		Par (000)	Value
Industrial Conglomerates — 0.0%
CITIC Ltd., 8.63% (b)(o)	USD	200	$229,000
Insurance — 0.1%
AXA SA, 3.88% (b)(o)	EUR	650	715,596
BNP Paribas Cardif SA, 4.03% (b)(o)		1,100	1,177,338
China Life Insurance Co. Ltd., 4.00%, 7/03/75 (b)	USD	1,250	1,236,313
Credit Agricole Assurances SA, 4.25% (b)(o)	EUR	2,700	2,889,697
MetLife, Inc., 5.25% (b)(o)	USD	1,787	1,771,364

			7,790,308
Media — 0.0%
Bertelsmann SE & Co. KGaA, 3.50%, 4/23/75 (b)	EUR	700	713,477
Multiline Retail — 0.0%
Shinsegae Co. Ltd., 2.63%, 5/08/45 (b)	USD	450	445,523
Multi-Utilities — 0.1%
Centrica PLC:
5.25%, 4/10/40 (b)	GBP	950	1,451,310
3.00%, 4/10/50 (b)	EUR	1,900	2,025,017

			3,476,327
Oil, Gas & Consumable Fuels — 0.0%
TOTAL SA:
2.25% (b)(o)		900	970,497
2.63% (b)(o)		355	367,764

			1,338,261
Pharmaceuticals — 0.0%
Merck KGaA, 2.63%, 12/12/74 (b)		775	844,677
Real Estate Management & Development — 0.0%
Deutsche Annington Finance BV, 4.00% (b)(o)		900	998,177
Thrifts & Mortgage Finance — 0.0%
Coventry Building Society, 6.38% (b)(o)	GBP	250	379,022
Transportation Infrastructure — 0.0%
Royal Capital BV, 6.25% (b)(o)	USD	550	578,188
Wireless Telecommunication Services — 0.1%
Telefonica Europe BV:
4.20% (b)(o)	EUR	1,200	1,359,562
5.00% (b)(o)		700	811,686
5.88% (b)(o)		1,600	1,886,376
6.50% (b)(o)		300	366,145

			4,423,769
Total Capital Trusts — 1.4%			100,817,177

Preferred Stocks		Shares
Banks — 0.0%
Royal Bank of Scotland Group PLC, 6.13%		1,919	47,131
Royal Bank of Scotland Group PLC, 6.60%		9,596	239,324
Santander Finance Preferred SAU, 4.00%		25,000	567,750

			854,205
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00% (e)		12,471	1,835,238
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(o)		3,770,000	4,010,337
Total Preferred Stocks — 0.1%			6,699,780

19	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Trust Preferreds		Shares	Value
Banks — 0.0%
RBS Capital Funding Trust V, Series E, 5.90% (o)		85,558	$2,073,070
Consumer Finance — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40 (b)		359,913	9,350,540
Diversified Financial Services — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40		349,440	9,071,462
RBS Capital Funding Trust VII, Series G, 6.08% (o)		102,687	2,508,643

			11,580,105
Total Trust Preferreds — 0.3%			23,003,715
Total Preferred Securities — 1.8%			130,520,672

Taxable Municipal Bonds		Par (000)	Value
Alachua County Health Facilities Authority RB, 5.00%, 12/01/44	USD	1,270	1,341,234
American Municipal Power, Inc. RB, 5.00%, 2/15/34		3,520	3,932,509
Bay Area Toll Authority RB, 5.00%, 10/01/54		5,000	5,353,550
Board of Governors of Colorado State University System RB, 5.00%, 3/01/45		660	731,445
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		1,500	1,169,025
California Educational Facilities Authority RB, 5.00%, 10/01/32		1,750	2,172,993
California Statewide Communities Development Authority RB, 5.50%, 12/01/54		4,000	4,297,840
Casino Reinvestment Development Authority RB, 5.25%, 11/01/44		975	1,000,994
Central Texas Turnpike System RB, 5.00%, 8/15/37		1,250	1,348,688
Chicago Board of Education GO, 5.00%, 12/01/42		1,715	1,493,868
Chicago Midway International Airport RB, 5.00%, 1/01/41		1,860	1,939,794
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/40		1,300	1,449,565
City of Chicago, IL GO, 5.00%, 1/01/40		1,455	1,346,675
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		700	791,854
City of Portland, OR Sewer System Revenue RB, 5.00%, 10/01/23		655	795,452
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		1,530	1,581,316
Commonwealth of Massachusetts RB, 5.00%, 6/15/26		4,435	5,311,356
County of Fairfax, VA GO, 5.00%, 10/01/24		3,330	4,101,128
County of Miami-Dade, FL Aviation Revenue RB:
5.00%, 10/01/36		1,320	1,425,402
5.00%, 10/01/38 (p)		3,285	3,544,515
County of Miami-Dade, FL Aviation Revenue RB, CIFG, 5.00%, 10/01/38		8,770	8,873,486
County of Miami-Dade, FL Transit System Sales Surtax Revenue RB, 5.00%, 7/01/42		750	814,965
County of Miami-Dade, FL Water & Sewer System Revenue RB, 5.00%, 10/01/42		3,000	3,259,860
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		1,285	1,384,125
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		5,000	5,237,200
Series A, 5.00%, 11/01/43		5,000	5,223,200
5.00%, 11/01/45		4,170	4,352,062
5.00%, 11/01/45		2,650	2,771,211
District of Columbia GO:
5.00%, 6/01/30		835	961,995
5.00%, 6/01/32		2,705	3,091,436

Taxable Municipal Bonds		Par (000)	Value
5.00%, 6/01/38	USD	4,740	$5,319,181
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/27		1,155	1,356,952
Florida Department of Environmental Protection RB, 5.00%, 7/01/23		450	536,549
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 1/01/44		2,270	2,516,794
Illinois Finance Authority RB, 5.00%, 8/01/38		1,375	1,504,058
Kansas Development Finance Authority RB, 5.00%, 6/01/46		955	1,032,393
Las Vegas Valley Water District GO, 5.00%, 6/01/39		2,500	2,760,600
Los Angeles Community College District/CA GO, 6.60%, 8/01/42		1,860	2,482,747
Los Angeles Department of Water & Power RB, 5.00%, 7/01/44		125	139,066
Los Angeles Unified School District GO:
5.00%, 7/01/21		5,000	5,937,950
5.00%, 7/01/22		3,250	3,888,917
Lower Colorado River Authority RB:
5.00%, 5/15/24		850	1,004,573
5.00%, 5/15/26		875	1,013,679
5.00%, 5/15/36		980	1,067,220
Maryland Health & Higher Educational Facilities Authority RB:
5.00%, 7/01/20		685	779,229
5.00%, 7/01/21		965	1,106,546
5.25%, 7/01/27		815	929,067
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22 (p)		3,580	3,964,456
Metropolitan Transportation Authority RB:
0.00%, 11/15/30 (i)		1,785	1,024,179
5.87%, 11/15/39		735	861,618
6.67%, 11/15/39		350	451,679
6.81%, 11/15/40		860	1,123,194
5.25%, 11/15/55		5,820	6,346,128
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 5.00%, 10/01/53		1,390	1,437,969
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		2,000	2,189,520
Michigan Finance Authority RB, 5.00%, 6/01/39		840	902,471
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		1,610	1,930,664
New Jersey Economic Development Authority RB:
5.00%, 6/15/27		1,160	1,214,392
5.00%, 6/15/29		740	764,265
5.00%, 6/15/30		690	709,044
5.00%, 6/15/31		975	999,034
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 7/01/44		680	722,004
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		2,329	3,234,306
New Jersey Transportation Trust Fund Authority RB:
5.00%, 6/15/42		5,000	5,065,950
Series B, 5.00%, 6/15/42		835	844,644
New Jersey Transportation Trust Fund Authority RB, AMBAC, 0.00%, 12/15/28 (i)		1,715	871,923
New York City Water & Sewer System RB:
6.01%, 6/15/42		665	838,811
5.38%, 6/15/43		4,410	5,140,031
5.50%, 6/15/43		5,285	6,208,607
5.88%, 6/15/44		1,195	1,495,112
New York State Dormitory Authority RB:
5.00%, 3/15/32		1,380	1,587,800
5.00%, 3/15/36		1,380	1,560,711

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	20

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value
5.00%, 3/15/37	USD	830	$934,663
5.00%, 3/15/37		1,140	1,273,699
5.00%, 3/15/38		1,240	1,391,379
5.00%, 3/15/39		1,840	2,063,155
5.39%, 3/15/40		1,470	1,715,916
New York State Thruway Authority RB, 5.00%, 1/01/31		1,300	1,472,211
New York State Urban Development Corp. RB:
5.00%, 3/15/23		1,500	1,791,540
5.00%, 3/15/44		1,250	1,376,813
North Carolina Medical Care Commission RB:
5.00%, 6/01/40		1,300	1,407,757
5.00%, 6/01/45		1,300	1,405,547
Orange County Sanitation District RB:
5.00%, 2/01/29		1,250	1,476,938
5.00%, 2/01/34		1,000	1,158,000
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,055	1,200,326
5.00%, 12/31/38		1,500	1,579,155
Philadelphia Authority for Industrial Development RB, 5.00%, 7/01/42		925	1,018,592
Port Authority of New York & New Jersey RB:
5.00%, 10/15/44		1,025	1,108,794
4.96%, 8/01/46		1,970	2,089,461
4.93%, 10/01/51		1,045	1,097,804
Private Colleges & Universities Authority RB, 5.00%, 4/01/44		745	789,350
Richland County School District No. 2/SC GO, 5.00%, 2/01/22		1,610	1,909,074
Sales Tax Asset Receivable Corp. RB:
5.00%, 10/15/24		3,890	4,785,595
5.00%, 10/15/25		990	1,206,602
5.00%, 10/15/28		2,460	2,926,687
5.00%, 10/15/29		1,890	2,231,429
South Carolina State Public Service Authority RB:
5.00%, 12/01/46		5,180	5,598,026
5.00%, 12/01/48		2,090	2,242,465
South Carolina Transportation Infrastructure Bank RB:
5.00%, 10/01/23 (p)		1,370	1,629,547
5.00%, 10/01/24 (p)		1,300	1,554,176
State of California GO:
5.00%, 10/01/25		1,250	1,494,688
5.00%, 10/01/37		1,180	1,331,748
7.55%, 4/01/39		2,550	3,687,121
7.60%, 11/01/40		6,115	9,060,657
5.00%, 12/01/43		5,000	5,535,000
State of Connecticut GO:
5.00%, 3/01/26		1,140	1,317,760
5.00%, 11/15/29		750	856,613
State of Connecticut Special Tax Revenue RB:
5.00%, 9/01/24		1,205	1,456,303
5.00%, 9/01/33		865	983,427
State of Georgia GO, 5.00%, 2/01/22 (p)		2,500	2,985,825
State of Illinois GO:
5.00%, 5/01/24		9,335	10,059,769
5.10%, 6/01/33		8,190	7,601,549
State of Maryland GO, 5.00%, 8/01/21		1,705	2,030,178
State of Minnesota GO, 5.00%, 8/01/24		1,790	2,190,369
State of Mississippi GO, 5.00%, 10/01/26		1,260	1,516,423
State of New Jersey GO:
5.00%, 6/01/27		2,565	2,925,459
5.00%, 6/01/32		3,250	3,609,450
State of North Carolina RB, 5.00%, 5/01/27		1,250	1,476,075

Taxable Municipal Bonds		Par (000)	Value
State of Texas GO:
5.00%, 10/01/23	USD	1,340	$1,619,457
5.00%, 4/01/30		680	787,379
State of Washington GO:
5.00%, 7/01/31		3,275	3,775,060
5.00%, 7/01/32		3,210	3,688,739
University of Arizona RB, 5.00%, 8/01/39		1,285	1,421,223
University of California RB, 4.86%, 5/15/12		1,415	1,278,424
University of Kentucky RB: 5.00%, 10/01/21		500	590,475
5.00%, 10/01/27		2,610	3,095,147
University of Massachusetts Building Authority RB, 5.00%, 11/01/44		6,000	6,675,840
University of North Carolina at Chapel Hill RB, 3.85%, 12/01/34		1,385	1,373,685
Utah Transit Authority RB, 5.00%, 6/15/24		1,250	1,524,275
Washington Health Care Facilities Authority RB, 5.00%, 10/01/38		3,420	3,729,100
Wisconsin Health & Educational Facilities
Authority RB, 5.00%, 8/15/39		1,250	1,339,788
Total Taxable Municipal Bonds — 4.2%			307,414,483

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.3%
Fannie Mae, 6.63%, 11/15/30 (q)		1,450	2,049,162
Freddie Mac:
3.75%, 3/27/19		3,650	3,965,466
4.38%, 7/17/15		7,950	7,965,137
4.88%, 6/13/18		4,300	4,775,722

			18,755,487
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		13	14,252
Series 2013-C01, Class M2, 5.43%, 10/25/23 (b)		5,505	5,977,048
Series 2014-C01, Class M2, 4.58%, 1/25/24 (b)		2,112	2,174,441

			8,165,741
Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		3,540	4,014,702
Series 2014-M13, Class A2, 3.02%, 8/25/24 (b)		950	956,065
Series 2015-M10, Class A2, 3.09%, 4/25/27		1,000	989,950
Series 2015-M3, Class A2, 2.72%, 10/25/24		5,000	4,936,530
Freddie Mac, Series K045, Class A2, 3.02%, 1/25/25		2,880	2,897,721

			13,794,968
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.48%, 1/25/22 (b)		12,525	1,315,190
Series 2014-M13, Class X2, 0.24%, 2/25/24 (b)		126,903	1,524,865
Series 2015-M4, Class X2, 0.68%, 7/25/22		44,252	1,397,470

21	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Freddie Mac:
Series K038, Class X1, 1.35%, 3/25/24 (b)	USD	33,840	$2,782,525
Series K718, Class X1, 0.77%, 1/25/22		31,735	1,172,997
Ginnie Mae:
Series 2012-120, Class IO, 0.93%, 2/16/53 (b)		21,554	1,463,536
Series 2014-40, Class AI, 1.00%, 2/16/39		14,232	403,767
Series 2014-52, Class AI, 0.83%, 8/16/41		11,493	325,707

			10,386,057
Mortgage-Backed Securities — 60.2%
Fannie Mae:
4.00%, 6/01/42-4/01/45		17,562	18,762,060
4.50%, 1/01/39-9/01/41		14,371	15,553,769
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		3,463	3,600,594
2.50%, 7/01/30 (r)		87,167	88,222,932
3.00%, 1/01/29-7/01/45 (r)		646,884	655,828,424
3.16%, 12/01/40 (b)		2,833	2,999,109
3.50%, 12/01/25-7/01/45 (r)		364,339	380,141,173
4.00%, 1/01/25-7/01/45 (r)		735,946	780,172,670
4.50%, 2/01/25-7/01/45 (r)		408,847	442,201,743
5.00%, 5/01/23-7/01/45 (r)		109,194	120,940,947
5.50%, 12/01/32-7/01/45 (r)		62,874	70,852,819
6.00%, 2/01/34-7/01/45 (r)		35,328	40,219,821
6.50%, 5/01/40		8,312	9,545,360
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/30 (r)		44,900	45,419,156
2.91%, 6/01/42 (b)		3,661	3,811,375
3.00%, 7/01/30-7/01/45 (r)		183,341	185,119,076
3.50%, 2/01/29-7/01/45 (r)		187,724	194,768,291
4.00%, 7/01/30-7/01/45 (r)		182,364	192,898,809
4.50%, 2/01/39-7/01/45 (r)		52,761	57,011,502
5.00%, 7/01/35-7/01/45 (r)		35,403	39,197,813
5.50%, 10/01/39-7/01/45 (r)		12,040	13,478,543
6.00%, 7/01/45		7,800	8,835,629
Ginnie Mae Mortgage-Backed Securities:
1.63%, 5/20/34 (b)		933	969,894
3.00%, 7/15/45 (r)		118,800	119,920,662
3.50%, 2/15/42-7/15/45 (r)		383,537	398,653,374
4.00%, 9/20/40-7/15/45 (q)		437,584	463,941,176
4.50%, 5/20/41-7/15/45		60,439	65,640,976
5.00%, 12/15/38-7/15/45		24,100	26,706,659
5.50%, 7/15/45 (r)		5,800	6,438,906

			4,451,853,262
Total U.S. Government Sponsored Agency Securities — 60.9%			4,502,955,515

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 3.00%, 5/15/45		326,489	319,959,122
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		12,957	11,835,468
U.S. Treasury Inflation Indexed Notes:
0.13%, 7/15/24		3,941	3,857,050
0.25%, 1/15/25 (s)		199,424	195,607,312

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes:
0.63%, 5/31/17-6/30/17	USD	430,797	$430,666,680
1.00%, 5/15/18		2,415	2,417,642
1.13%, 6/15/18		510,811	512,726,541
1.63%, 6/30/20		546,675	546,632,359
1.88%, 5/31/22		134,034	132,546,829
2.13%, 6/30/22		131,490	132,044,756
U.S. Treasury Strips, 0.00%, 5/15/36 (t)		14,105	7,277,052
Total U.S. Treasury Obligations — 31.0%			2,295,570,811
Total Long-Term Investments (Cost — $11,536,828,640) — 155.0%			11,462,253,283

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 1.4%(u)
Barclays Bank PLC, (0.30)%, Open (v) (Purchased on 12/17/14 to be repurchased at EUR 3,366,958, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 2,600,000 and $3,446,071, respectively)	EUR	3,372	3,759,770
Barclays Bank PLC, 0.45%, Open (v) (Purchased on 6/11/15 to be repurchased at GBP 6,980,300, collateralized by United Kingdom Gilt Inflation Linked Bond, 0.13% due at 3/22/44, par and fair value of GBP 5,344,000 and $11,176,665, respectively)	GBP	6,979	10,964,986
Barclays Capital, Inc., (0.75)%, Open (v) (Purchased on 5/01/15 to be repurchased at $3,268,341, collateralized by Rio Tinto Finance USA PLC, 4.13% due at 8/21/42, par and fair value of USD 3,400,000 and $3,056,916, respectively)	USD	3,273	3,272,500
Barclays Capital, Inc., (0.10)%, Open (v) (Purchased on 6/26/15 to be repurchased at $887,488, collateralized by Chesapeake Energy Corp., 4.88% due at 4/15/22, par and fair value of USD 1,000,000 and $867,500, respectively)		888	887,500
BNP Paribas Securities Corp., (0.32)%, Open (v) (Purchased on 6/04/15 to be repurchased at $4,453,837, collateralized by U.S. Treasury Notes, 2.00% due at 2/15/25, par and fair value of USD 4,575,000 and $4,444,896, respectively)		4,455	4,454,906
Citigroup Global Markets, Inc., (0.75)%, Open (v)		4,175	4,175,000
(Purchased on 3/19/15 to be repurchased at $4,165,954, collateralized by AT&T Inc., 3.90% due at 3/11/24, par and fair value of USD 4,000,000 and $4,033,920, respectively)
Citigroup Global Markets, Inc., (0.25)%, Open (v)		996	995,531
(Purchased on 3/04/15 to be repurchased at $994,709, collateralized by T-Mobile USA, Inc., 6.84% due at 4/28/23, par and fair value of USD 925,000 and $972,406, respectively)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	22

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (u)
Citigroup Global Markets, Inc., (0.15)%, Open (v)	USD	1,035	$1,035,450
(Purchased on 6/01/15 to be repurchased at $1,035,321, collateralized by Time Warner Cable, Inc., 4.50% due at 9/15/42, par and fair value of USD 1,180,000 and $962,528, respectively) Citigroup Global Markets, Inc., (0.10)%, Open (v)		2,804	2,803,700
(Purchased on 1/16/15 to be repurchased at $2,802,407, collateralized by Calpine Corp., 5.88% due at 1/15/24, par and fair value of USD 2,645,000 and $2,797,088, respectively) Citigroup Global Markets, Inc., (0.10)%, Open (v)		3,528	3,528,000
(Purchased on 4/14/15 to be repurchased at $3,527,236, collateralized by ConocoPhillips Co., 4.30% due at 11/15/44, par and fair value of USD 3,200,000 and $3,059,261, respectively) Citigroup Global Markets, Inc., (0.10)%, Open (v)		3,476	3,475,875
(Purchased on 4/30/15 to be repurchased at $3,475,276, collateralized by BHP Billiton Finance USA Ltd., 5.00% due at 9/30/43, par and fair value of USD 3,100,000 and $3,217,905, respectively) Citigroup Global Markets, Inc., (0.10)%, Open (v)		1,391	1,391,000
(Purchased on 5/29/15 to be repurchased at $1,390,872, collateralized by Virgin Media Finance PLC, 6.38% due at 4/15/23, par and fair value of USD 1,300,000 and $1,343,875, respectively) Citigroup Global Markets, Inc., (0.10)%, Open (v)		1,158	1,157,610
(Purchased on 6/18/15 to be repurchased at $1,157,568, collateralized by Iron Mountain, Inc., 5.75% due at 8/15/24, par and fair value of USD 1,128,000 and $1,128,706, respectively) Deutsche Bank Securities, Inc., 0.00%, Open (v)		830	830,419
(Purchased on 6/25/15 to be repurchased at $830,419, collateralized by U.S. Treasury Bonds, 2.50% due at 2/15/45, par and fair value of USD 945,000 and $831,676, respectively) Deutsche Bank Securities, Inc., 0.08%, 7/20/15		7,498	7,497,551
(Purchased on 5/18/15 to be repurchased at $7,498,551, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 13,601,000 and $7,377,590, respectively) J.P. Morgan Securities LLC, 0.00%, 7/15/15		11,745	11,745,000
(Purchased on 6/11/15 to be repurchased at $11,745,000, collateralized by U.S. Treasury Notes, 2.13% due at 5/15/25, par and fair value of USD 12,000,000 and $11,782,500, respectively) J.P. Morgan Securities LLC, 0.00%, 7/15/15		13,703	13,702,500
(Purchased on 6/12/15 to be repurchased at $13,702,500, collateralized by U.S. Treasury Notes, 2.13% due at 5/15/25, par and fair value of USD 14,000,000 and $13,746,250, respectively)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded) (u)
JPMorgan Chase Bank N.A., (0.50)%, Open (v) (Purchased on 6/15/15 to be repurchased at EUR 736,535, collateralized by Portugal Obrigacoes do Tesouro OT, 4.35% due at 10/16/17, par and fair value of EUR 600,000 and $723,227, respectively)	EUR	737	$821,287
JPMorgan Chase Bank N.A., (0.18)%, Open (v)		474	527,899
(Purchased on 12/16/14 to be repurchased at EUR 473,053, collateralized by Bundesrepublik Deutschland, 2.50% due at 1/04/21, par and fair value of EUR 404,000 and $507,534, respectively) JPMorgan Chase Bank N.A., (0.18)%, Open (v)		932	1,039,269
(Purchased on 12/16/14 to be repurchased at EUR 931,294, collateralized by Bundesrepublik Deutschland, 0.75% due at 2/24/17, par and fair value of EUR 906,000 and $1,026,631, respectively) Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, 7/1/15	USD	15,025	15,024,783
(Purchased on 6/30/15 to be repurchased at $15,024,783, collateralized by U.S. Treasury Notes, 2.13% due at 5/15/25, par and fair value of USD 15,292,400 and $15,015,225, respectively) Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.22%, Open (v)		4,171	4,171,050
(Purchased on 4/23/15 to be repurchased at $4,172,809, collateralized by U.S. Treasury Notes, 2.25% due at 11/15/24, par and fair value of USD 4,030,000 and $4,005,441, respectively) Morgan Stanley & Co. International PLC, (0.35)%, Open (v)	EUR	2,357	2,627,618
(Purchased on 5/05/15 to be repurchased at EUR 2,355,660, collateralized by Portugal Obrigacoes do Tesouro OT, 4.35% due at 10/16/17, par and fair value of EUR 2,000,000 and $2,410,756, respectively) RBC Capital Markets, LLC, (0.40)%, Open (v)	USD	411	411,435
(Purchased on 3/09/15 to be repurchased at $410,914, collateralized by ArcelorMittal, 7.00% due at 2/25/22, par and fair value of USD 369,000 and $397,598, respectively) RBC Capital Markets, LLC, (0.25)%, Open (v)		1,785	1,785,000
(Purchased on 6/01/15 to be repurchased at $1,784,628, collateralized by MGM Resorts International, 6.00% due at 3/15/23, par and fair value of USD 1,700,000 and $1,721,250, respectively)

			102,085,639
Total Short-Term Securities (Cost — $102,528,008) — 1.4%			102,085,639

Options Purchased
(Cost — $20,218,866) — 0.2%			13,082,865
Total Investments Before Borrowed Bonds, Investments Sold Short, Options Written and TBA Sale Commitments (Cost — $11,659,575,514) — 156.6%			11,577,421,787

23	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (r)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/30	USD	42,623	$(43,139,331)
3.00%, 7/01/30-7/01/45		523,244	(521,665,685)
3.50%, 7/01/30-7/01/45		234,085	(244,221,720)
4.00%, 10/01/28-7/01/45		498,300	(527,923,222)
4.50%, 7/01/45		312,660	(337,829,677)
5.00%, 7/01/45		46,800	(51,683,525)
5.50%, 7/01/45		8,500	(9,546,563)
6.00%, 10/01/43		500	(567,878)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/43-7/01/45		3,939	(3,914,474)
4.00%, 7/01/45		64,400	(68,104,256)
4.50%, 7/01/45		8,900	(9,610,749)
5.00%, 7/01/45		16,500	(18,162,501)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/45		75,825	(76,540,040)
3.50%, 7/15/45		60,500	(62,787,277)
4.00%, 7/15/45		150,425	(159,412,322)
Total TBA Sale Commitments (Proceeds — $2,136,037,810) — (28.9)%			(2,135,109,220)

Options Written
(Premiums Received — $11,821,234) — (0.1)%			(8,222,541)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.3)%
ArcelorMittal, 7.00%, 2/25/22		369	(397,598)
AT&T Inc., 3.90%, 3/11/24		4,000	(4,033,920)
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		3,100	(3,217,905)
Calpine Corp., 5.88%, 1/15/24 (a)		2,645	(2,797,088)
Chesapeake Energy Corp., 4.88%, 4/15/22		1,000	(867,500)
ConocoPhillips Co., 4.30%, 11/15/44		3,200	(3,059,261)
Iron Mountain, Inc., 5.75%, 8/15/24		1,128	(1,128,706)

Borrowed Bonds		Par (000)	Value
Corporate Bonds (concluded)
MGM Resorts International, 6.00%, 3/15/23	USD	1,700	$(1,721,250)
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		3,400	(3,056,916)
Time Warner Cable, Inc., 4.50%, 9/15/42		1,180	(962,528)
T-Mobile USA, Inc., 6.84%, 4/28/23		925	(972,406)
Virgin Media Finance PLC, 6.38%, 4/15/23 (a)		1,300	(1,343,875)

			(23,558,953)
Foreign Government Obligations — (0.3)%
Bundesrepublik Deutschland, 0.75%, 2/24/17	EUR	906	(1,026,631)
2.50%, 1/04/21		404	(507,534)
Buoni Poliennali Del Tesoro, 4.50%, 3/01/26		2,600	(3,446,071)
Portugal Obrigacoes do Tesouro OT, 4.35%, 10/16/17		2,600	(3,133,983)
United Kingdom Gilt Inflation Linked Bond, 0.13%, 3/22/44	GBP	5,344	(11,176,665)

			(19,290,884)
U.S. Treasury Obligations — (0.8)%
U.S. Treasury Bonds, 2.50%, 2/15/45	USD	945	(831,676)
U.S. Treasury Notes: 2.25%, 11/15/24		4,030	(4,005,441)
2.00%, 2/15/25 (t)		4,575	(4,444,896)
2.13%, 5/15/25		41,292	(40,543,975)
U.S. Treasury Strips, 0.00%, 2/15/36		13,601	(7,377,590)

			(57,203,578)
Total Borrowed Bonds (Proceeds — $102,475,408) — (1.4)%			(100,053,415)

Investments Sold Short		Par (000)	Value
U.S. Treasury Obligations — (0.5)%
U.S. Treasury Notes		40,236	(39,506,723)
Total Investments Sold Short (Proceeds — $39,711,929) — (0.5)%			(39,506,723)

Total Investments Net of Borrowed Bonds, Investments Sold Short, Options Written and TBA Sale Commitments — 125.7%			9,294,529,888
Liabilities in Excess of Other Assets — (25.7)%			(1,901,165,309)

Net Assets — 100.0%			$7,393,364,579

Notes to Consolidated Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,644,349,163

Gross unrealized appreciation	$50,847,008
Gross unrealized depreciation	(117,774,384)

Net unrealized appreciation	$(66,927,376)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	24

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(d)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding options written.
(e)	Non-income producing security.
(f)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	Convertible security.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Zero-coupon bond.
(j)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.
(k)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding options written.
(l)	During the six months ended June 30, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2014	Par/Shares Purchased	Shares Sold		Par/Shares Held at June 30, 2015	Value at June 30, 2015	Income	Realized Gain
BlackRock Capital Finance LP, Series 1997-R2, Class AP	7,237	—	—		7,237	$7,134	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	12,191,454	—	12,191,454	[1]	—	—	$15,935	$1,154

[1]	Represents net shares sold.

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)	Issuer filed for bankruptcy and/or is in default of interest payments.
(o)	Security is perpetual in nature and has no stated maturity date.
(p)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$3,544,515	$(5,256)
Goldman Sachs & Co.	$2,985,825	$9,925
Morgan Stanley & Co. LLC	$3,964,456	$(7,482)
Wells Fargo Securities, LLC	$1,629,547	$3,932
Wells Fargo Securities, LLC	$1,554,176	$3,120

(q)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.
(r)	Represents or includes a TBA transaction. As of June 30, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$6,929,369	$182,691
BB&T Securities, LLC	$(3,456,508)	$(1,937)
BNP Paribas Securities Corp.	$43,632,052	$(34,995)
Citigroup Global Markets, Inc.	$18,480,870	$554,915
Credit Suisse Securities (USA) LLC	$146,561,543	$(445,238)
Deutsche Bank Securities, Inc.	$115,512,752	$(391,958)
Goldman Sachs & Co.	$125,807,212	$876,762
J.P. Morgan Securities LLC	$(54,107,484)	$461,427
Jefferies LLC	$(5,196,249)	$(852)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$166,788,981	$(118,598)
Morgan Stanley & Co. LLC	$14,835,454	$180,148
Nomura Securities International, Inc.	$(19,141,967)	$128,679
RBC Capital Markets, LLC	$(15,786,630)	$203,118
Wells Fargo Securities, LLC	$29,077,406	$(173,820)

(s)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(u)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(v)	The amount to be repurchased assumes the maturity will be the day after the report date.
[1]	Security is held by a wholly owned subsidiary.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

25	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of June 30, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.21%	5/18/15	7/20/15	$7,387,494	$7,389,261
Bank of Montreal	0.21%	6/01/15	Open	250,000,000	250,043,750
RBC Capital Markets, LLC	0.12%	6/23/15	Open	38,600,000	38,601,029
BNP Paribas Securities Corp.	0.20%	6/30/15	7/01/15	192,362,400	192,363,469
J.P. Morgan Securities LLC	0.21%	6/30/15	7/01/15	512,726,541	512,729,532
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	6/30/15	7/01/15	14,775,000	14,775,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	6/30/15	7/01/15	553,914,212	553,914,212
Total				$1,569,765,647	$1,569,816,253

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ Short	Issue	Exchange	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
(18)	SGX CNX Nifty Index	Singapore	July 2015	USD	301,842	$(6,521)
	Euro-Bund 8.5 to 10.5-Year Bonds
	Futures Put Options Strike Price EUR
75	156	Eurex	August 2015	USD	200,673	94,021
480	Australian Government Bonds (10 Year)	Sydney	September 2015	USD	350,503,608	288,547
428	Canadian Bankers Acceptance	Montreal	September 2015	USD	84,936,069	64,849
65	DAX Index Futures	Eurex	September 2015	USD	19,930,698	(224,332)
(5)	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	USD	513,600	12,203
(41)	Euro Currency Futures	Chicago Mercantile	September 2015	USD	5,717,450	61,937
175	Euro STOXX 50 Index	Eurex	September 2015	USD	6,703,605	(375,690)
(810)	Euro-Bobl	Eurex	September 2015	USD	117,014,649	384,600
	Euro-BTP Italian Government Bonds
302	Futures	Eurex	September 2015	USD	43,839,796	(778,173)
(688)	Euro-Bund	Eurex	September 2015	USD	116,586,769	685,876
(180)	Euro-Schatz	Eurex	September 2015	USD	22,329,929	5,844
(47)	JPY Currency Futures	Chicago Mercantile	September 2015	USD	4,807,219	(41,212)
(52)	Long Gilt British	NYSE Liffe	September 2015	USD	9,455,659	106,971
1,308	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	197,303,625	(2,404,953)
(1,197)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	151,027,734	(54,430)
1,637	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	358,400,688	500,016
(2,258)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	269,284,142	(240,991)
(282)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	USD	43,445,625	(143,310)
(2,978)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	740,516,925	(179,159)
(420)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	104,244,000	(122,634)
(437)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	108,239,438	(187,012)
(438)	Canadian Bankers Acceptance	Montreal	September 2016	USD	86,881,105	(259,066)
(41)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	10,132,125	(4,289)
(1,282)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	316,109,150	(238,331)
(51)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	12,551,738	(2,337)
191	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	46,921,538	3,907
66	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	16,188,150	2,385
Total						$(3,051,284)

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	335,246	USD	381,233	Goldman Sachs International	7/01/15	$(7,477)
USD	268,308	EUR	241,162	Goldman Sachs International	7/01/15	(555)
USD	705,864	EUR	643,370	Goldman Sachs International	7/01/15	(11,408)
USD	105,402	EUR	94,075	HSBC Bank PLC	7/01/15	521

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	26

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	417,767	EUR	370,999	Standard Chartered Bank	7/01/15	$4,152
BRL	2,276,318	USD	721,496	BNP Paribas S.A.	7/02/15	10,102
BRL	2,676,572	USD	862,687	Citibank N.A.	7/02/15	(1,804)
BRL	2,687,466	USD	838,000	Citibank N.A.	7/02/15	25,738
BRL	2,713,863	USD	874,706	Citibank N.A.	7/02/15	(1,829)
BRL	4,010,459	USD	1,292,612	Citibank N.A.	7/02/15	(2,702)
BRL	2,201,045	USD	696,533	Deutsche Bank AG	7/02/15	10,872
BRL	2,175,992	USD	701,345	Goldman Sachs Bank USA	7/02/15	(1,466)
BRL	2,660,087	USD	843,000	Goldman Sachs International	7/02/15	11,938
BRL	2,666,409	USD	843,000	Goldman Sachs International	7/02/15	13,970
BRL	2,667,354	USD	838,000	Goldman Sachs International	7/02/15	19,274
BRL	3,198,465	USD	1,017,000	Goldman Sachs International	7/02/15	10,970
BRL	3,301,046	USD	1,044,800	Goldman Sachs International	7/02/15	16,139
BRL	3,327,366	USD	1,047,000	Goldman Sachs International	7/02/15	22,399
BRL	4,508,852	USD	1,453,250	Goldman Sachs International	7/02/15	(3,038)
BRL	11,010,451	USD	3,482,667	Goldman Sachs International	7/02/15	56,037
BRL	22,725,785	USD	7,324,755	JPMorgan Chase Bank, N.A.	7/02/15	(15,313)
BRL	2,656,292	USD	856,150	Royal Bank of Scotland Plc	7/02/15	(1,790)
BRL	2,432,410	USD	780,369	UBS AG	7/02/15	1,983
BRL	2,674,896	USD	838,000	UBS AG	7/02/15	21,698
CLP	1,086,591,998	USD	1,700,351	BNP Paribas S.A.	7/02/15	(625)
CLP	863,506,770	USD	1,351,256	Credit Suisse International	7/02/15	(497)
CLP	1,088,124,377	USD	1,702,748	Credit Suisse International	7/02/15	(626)
CLP	1,092,965,278	USD	1,710,324	Credit Suisse International	7/02/15	(629)
CLP	1,498,850,203	USD	2,408,875	Credit Suisse International	7/02/15	(64,715)
CLP	217,228,906	USD	344,125	Deutsche Bank AG	7/02/15	(4,385)
CLP	3,231,984,320	USD	5,224,000	Deutsche Bank AG	7/02/15	(169,267)
CLP	865,640,000	USD	1,354,594	Goldman Sachs International	7/02/15	(498)
EUR	2,386,800	PLN	10,000,692	Goldman Sachs International	7/02/15	1,392
PLN	12,977,318	EUR	3,102,840	BNP Paribas S.A.	7/02/15	(8,082)
PLN	5,922,653	EUR	1,432,080	Goldman Sachs International	7/02/15	(21,516)
TRY	26,480,000	USD	9,969,880	BNP Paribas S.A.	7/02/15	(95,933)
TRY	26,904,000	USD	9,959,649	Deutsche Bank AG	7/02/15	72,400
TRY	44,363	USD	16,619	State Street Bank and Trust Co.	7/02/15	(77)
USD	838,000	BRL	2,676,572	Citibank N.A.	7/02/15	(22,237)
USD	838,000	BRL	2,713,863	Citibank N.A.	7/02/15	(34,222)
USD	1,257,000	BRL	4,010,459	Citibank N.A.	7/02/15	(31,941)
USD	857,373	BRL	2,660,087	Goldman Sachs Bank USA	7/02/15	1,792
USD	862,147	BRL	2,674,896	Goldman Sachs Bank USA	7/02/15	1,802
USD	1,030,898	BRL	3,198,465	Goldman Sachs Bank USA	7/02/15	2,155
USD	686,000	BRL	2,175,992	Goldman Sachs International	7/02/15	(13,353)
USD	859,411	BRL	2,666,409	Goldman Sachs International	7/02/15	1,797
USD	1,072,444	BRL	3,327,366	Goldman Sachs International	7/02/15	2,242
USD	1,447,000	BRL	4,508,852	Goldman Sachs International	7/02/15	(2,122)
USD	3,548,782	BRL	11,010,451	Goldman Sachs International	7/02/15	7,419
USD	859,716	BRL	2,667,354	JPMorgan Chase Bank, N.A.	7/02/15	1,797
USD	866,198	BRL	2,687,466	RBC Capital Markets	7/02/15	1,811
USD	709,420	BRL	2,201,045	Royal Bank of Scotland Plc	7/02/15	1,483
USD	838,000	BRL	2,656,292	Royal Bank of Scotland PLC	7/02/15	(15,719)

27	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,063,961	BRL	3,301,046	Royal Bank of Scotland Plc	7/02/15	$2,224
USD	733,681	BRL	2,276,318	UBS AG	7/02/15	1,534
USD	783,991	BRL	2,432,410	UBS AG	7/02/15	1,639
USD	7,085,865	BRL	22,725,785	UBS AG	7/02/15	(218,088)
USD	1,741,333	CLP	1,086,591,998	BNP Paribas S.A.	7/02/15	41,934
USD	1,393,000	CLP	863,506,770	Credit Suisse International	7/02/15	42,500
USD	1,741,333	CLP	1,088,124,377	Credit Suisse International	7/02/15	39,537
USD	1,741,333	CLP	1,092,965,278	Credit Suisse International	7/02/15	31,966
USD	2,345,472	CLP	1,498,850,203	Credit Suisse International	7/02/15	862
USD	339,930	CLP	217,228,906	Deutsche Bank AG	7/02/15	125
USD	5,057,562	CLP	3,231,984,320	Deutsche Bank AG	7/02/15	1,859
USD	1,360,000	CLP	865,640,000	Goldman Sachs International	7/02/15	5,904
USD	31,714,434	EUR	29,352,000	Morgan Stanley Capital Services LLC	7/02/15	(1,009,602)
USD	3,277,271	MXN	49,887,411	JPMorgan Chase Bank N.A.	7/02/15	103,748
USD	10,372,427	TRY	26,904,000	Deutsche Bank AG	7/02/15	340,378
USD	10,518,129	TRY	27,286,130	Deutsche Bank AG	7/02/15	343,591
USD	15,775,367	TRY	40,929,190	Deutsche Bank AG	7/02/15	513,561
EUR	2,574,600	PLN	44,811,526	Royal Bank of Scotland PLC	7/06/15	20,769
IDR	18,599,200,000	USD	1,388,000	Standard Chartered Bank	7/06/15	5,282
KRW	831,581,400	USD	767,000	JPMorgan Chase Bank N.A.	7/06/15	(21,595)
MXN	15,394,452	USD	1,002,000	Citibank N.A.	7/06/15	(22,998)
USD	1,105,690	EUR	976,000	Standard Chartered Bank	7/06/15	17,505
USD	2,859,834	GBP	1,846,000	Citibank N.A.	7/06/15	(40,552)
USD	1,388,000	IDR	18,446,520,000	BNP Paribas S.A.	7/06/15	6,155
TRY	4,718,787	USD	1,772,242	Citibank N.A.	7/07/15	(15,478)
COP	2,726,713,500	USD	1,050,000	Credit Suisse International	7/09/15	(4,411)
IDR	19,014,035,334	USD	1,417,794	Standard Chartered Bank	7/09/15	5,673
KRW	806,696,700	USD	717,000	BNP Paribas S.A.	7/09/15	6,047
USD	1,050,000	COP	2,729,160,000	Credit Suisse International	7/09/15	3,473
USD	1,417,794	IDR	19,161,485,910	BNP Paribas S.A.	7/09/15	(16,712)
USD	717,000	KRW	806,338,200	BNP Paribas S.A.	7/09/15	(5,726)
USD	7,429,574	MXN	113,225,242	Goldman Sachs International	7/09/15	230,711
KRW	1,609,540,240	USD	1,434,400	BNP Paribas S.A.	7/10/15	8,207
USD	1,434,400	KRW	1,597,491,280	Bank of America N.A.	7/10/15	2,593
TRY	2,666,567	USD	1,064,728	Deutsche Bank AG	7/13/15	(73,875)
USD	1,124,849	TRY	2,666,567	Deutsche Bank AG	7/13/15	133,996
RUB	16,055,826	USD	314,450	Citibank N.A.	7/14/15	(25,162)
RUB	16,055,824	USD	314,265	Goldman Sachs International	7/14/15	(24,977)
RUB	32,148,043	USD	629,736	JPMorgan Chase Bank N.A.	7/14/15	(50,505)
USD	559,689	RUB	29,372,490	Citibank N.A.	7/14/15	30,466
USD	288,407	RUB	15,098,085	JPMorgan Chase Bank N.A.	7/14/15	16,375
USD	304,229	RUB	15,965,950	JPMorgan Chase Bank N.A.	7/14/15	16,561
USD	605,918	RUB	31,804,621	Morgan Stanley & Co. International PLC	7/14/15	32,874
USD	1,075,604	RUB	59,023,759	Morgan Stanley & Co. International PLC	7/14/15	12,135
USD	1,105,243	RUB	59,296,283	Morgan Stanley & Co. International PLC	7/14/15	36,864
USD	1,107,816	RUB	61,558,586	Morgan Stanley & Co. International PLC	7/14/15	(1,324)
USD	1,114,228	RUB	59,332,648	Morgan Stanley & Co. International PLC	7/14/15	45,194
USD	3,317,388	MXN	50,546,041	Goldman Sachs International	7/16/15	105,371
EUR	2,574,600	MXN	45,159,841	Royal Bank of Canada	7/20/15	2,209

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	28

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

MXN	44,891,306	USD	2,855,000	Barclays Bank PLC	7/20/15	$(3,183)
MXN	158,869,433	USD	10,369,052	Citibank N.A.	7/20/15	(276,529)
USD	990,400	EUR	873,277	Goldman Sachs International	7/20/15	16,559
USD	1,089,070	EUR	976,000	Goldman Sachs International	7/20/15	676
USD	1,234,982	EUR	1,105,673	Goldman Sachs International	7/20/15	1,982
USD	952,950	EUR	837,576	Royal Bank of Scotland PLC	7/20/15	18,920
USD	1,582,292	EUR	1,391,163	Royal Bank of Scotland PLC	7/20/15	30,926
USD	10,322,833	MXN	158,869,433	JPMorgan Chase Bank N.A.	7/20/15	230,310
EUR	972,000	USD	1,063,085	Barclays Bank PLC	7/21/15	20,864
EUR	1,480,000	USD	1,612,568	Deutsche Bank AG	7/21/15	37,888
EUR	4,160,000	USD	4,623,773	Goldman Sachs International	7/21/15	15,347
EUR	5,411,000	USD	6,022,241	Goldman Sachs International	7/21/15	11,961
EUR	14,743,000	USD	16,629,067	Goldman Sachs International	7/21/15	(188,069)
EUR	21,755,000	USD	24,477,966	Royal Bank of Scotland PLC	7/21/15	(217,373)
EUR	4,240,000	USD	4,655,512	State Street Bank and Trust Co.	7/21/15	72,822
EUR	1,820,000	USD	1,987,857	UBS AG	7/21/15	41,758
GBP	750,000	USD	1,150,541	Bank of America N.A.	7/21/15	27,715
GBP	2,818,000	USD	4,376,996	State Street Bank and Trust Co.	7/21/15	50,102
GBP	4,377,000	USD	6,581,018	State Street Bank and Trust Co.	7/21/15	295,279
USD	1,087,400	AUD	1,420,000	Barclays Bank PLC	7/21/15	(6,820)
USD	301,193	CNH	1,883,000	BNP Paribas S.A.	7/21/15	(1,638)
USD	1,039,499	CNH	6,495,000	JPMorgan Chase Bank N.A.	7/21/15	(5,053)
USD	150,769	CNH	937,000	Morgan Stanley & Co. International PLC	7/21/15	77
USD	673,068	EUR	600,000	Bank of America N.A.	7/21/15	3,964
USD	1,720,955	EUR	1,520,000	Bank of America N.A.	7/21/15	25,891
USD	2,592,198	EUR	2,266,000	Bank of America N.A.	7/21/15	65,215
USD	3,576,628	EUR	3,151,000	Bank of America N.A.	7/21/15	62,717
USD	5,101,191	EUR	4,553,000	Bank of America N.A.	7/21/15	23,807
USD	4,647,575	EUR	4,317,000	Barclays Bank PLC	7/21/15	(166,628)
USD	1,405,738	EUR	1,255,000	Citibank N.A.	7/21/15	6,196
USD	138,404	EUR	123,000	Deutsche Bank AG	7/21/15	1,238
USD	1,080,485	EUR	1,010,000	Goldman Sachs International	7/21/15	(45,840)
USD	2,888,089	EUR	2,637,000	Goldman Sachs International	7/21/15	(52,623)
USD	4,000,663	EUR	3,659,000	Goldman Sachs International	7/21/15	(79,755)
USD	9,101,191	EUR	8,060,000	Goldman Sachs International	7/21/15	112,895
USD	29,181,463	EUR	26,069,000	Goldman Sachs International	7/21/15	110,013
USD	31,633,361	EUR	28,133,000	Goldman Sachs International	7/21/15	260,194
USD	164,680	EUR	147,000	Royal Bank of Scotland PLC	7/21/15	750
USD	662,718	EUR	591,000	Royal Bank of Scotland PLC	7/21/15	3,651
USD	274,657	EUR	246,000	State Street Bank and Trust Co.	7/21/15	324
USD	379,591,853	EUR	352,692,000	UBS AG	7/21/15	(13,720,811)
USD	50,992,922	GBP	34,488,000	Barclays Bank PLC	7/21/15	(3,187,964)
USD	1,564,820	GBP	1,020,000	BNP Paribas S.A.	7/21/15	(37,607)
USD	1,015,505	GBP	656,000	Goldman Sachs International	7/21/15	(15,075)
USD	7,274,461	GBP	4,690,000	Royal Bank of Scotland PLC	7/21/15	(93,561)
USD	938,348	GBP	591,000	State Street Bank and Trust Co.	7/21/15	9,883
USD	3,732,706	GBP	2,374,000	State Street Bank and Trust Co.	7/21/15	3,135
USD	39,738	HKD	308,000	Citibank N.A.	7/21/15	5
USD	415,939	HKD	3,224,479	Royal Bank of Scotland PLC	7/21/15	(31)

29	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,114,529	MXN	62,718,996	Barclays Bank PLC	7/21/15	$130,471
USD	10,335,066	MXN	155,057,000	Barclays Bank PLC	7/21/15	485,481
USD	4,197,190	MXN	64,473,029	BNP Paribas S.A.	7/27/15	103,568
MYR	6,385,053	USD	1,702,000	Deutsche Bank AG	7/29/15	(13,851)
PLN	25,221,397	EUR	6,043,456	HSBC Bank PLC	7/29/15	(37,875)
PLN	8,972,321	EUR	2,148,120	State Street Bank and Trust Co.	7/29/15	(11,473)
USD	2,042,667	MYR	7,668,989	JPMorgan Chase Bank N.A.	7/29/15	15,057
EUR	1,085,400	PLN	15,296,108	BNP Paribas S.A.	7/31/15	(39,599)
EUR	1,809,000	PLN	25,084,137	BNP Paribas S.A.	7/31/15	(32,540)
EUR	1,447,200	PLN	19,886,409	Citibank N.A.	7/31/15	(11,247)
EUR	749,000	ZAR	10,571,012	Deutsche Bank AG	7/31/15	(28,606)
USD	1,342,523	ZAR	16,355,823	Barclays Bank PLC	7/31/15	5,734
ZAR	35,707,127	EUR	2,532,600	Goldman Sachs International	7/31/15	93,724
USD	818,306	EUR	727,238	Goldman Sachs International	8/03/15	7,160
USD	6,685,227	MXN	104,904,585	HSBC Bank PLC	8/03/15	27,840
USD	780,369	BRL	2,460,035	UBS AG	8/04/15	(592)
USD	3,211,896	MXN	49,887,411	State Street Bank and Trust Co.	8/10/15	47,526
TRY	15,210,957	USD	5,439,955	Deutsche Bank AG	8/12/15	162,061
TRY	26,480,000	USD	10,304,705	Deutsche Bank AG	8/12/15	(552,434)
MXN	81,334,561	USD	5,296,012	Goldman Sachs International	8/17/15	(139,472)
USD	5,257,067	MXN	81,334,561	UBS AG	8/17/15	100,527
RUB	61,999,120	USD	1,076,000	Société Générale	9/08/15	19,271
USD	1,076,000	RUB	62,445,660	Société Générale	9/08/15	(27,160)
CNH	89,295,631	USD	14,311,000	Bank of America N.A.	9/09/15	(6,505)
CNH	89,327,573	USD	14,311,000	Citibank N.A.	9/09/15	(1,388)
CNH	89,296,776	USD	14,311,000	Deutsche Bank AG	9/09/15	(6,322)
CNH	89,307,310	USD	14,311,000	Goldman Sachs International	9/09/15	(4,634)
CNH	89,304,871	USD	14,311,000	UBS AG	9/09/15	(5,025)
USD	7,873,000	CNH	50,456,003	Deutsche Bank AG	9/09/15	(223,880)
USD	7,000,000	CNY	43,682,884	Deutsche Bank AG	9/09/15	(9,970)
USD	47,235,439	CNY	302,779,164	HSBC Bank PLC	9/09/15	(1,352,767)
USD	1,574,000	CNY	10,089,264	JPMorgan Chase Bank N.A.	9/09/15	(45,065)
USD	7,872,561	CNY	50,452,170	JPMorgan Chase Bank N.A.	9/09/15	(223,704)
USD	243,484	RUB	14,111,119	Deutsche Bank AG	9/09/15	(5,722)
CHF	2,274,879	USD	2,465,000	BNP Paribas S.A.	9/16/15	(24,315)
CHF	3,797,906	USD	4,120,000	BNP Paribas S.A.	9/16/15	(45,282)
CHF	4,606,342	USD	4,997,014	BNP Paribas S.A.	9/16/15	(54,937)
CHF	7,026,067	USD	7,620,001	BNP Paribas S.A.	9/16/15	(81,836)
CHF	12,156,811	USD	13,171,904	Goldman Sachs International	9/16/15	(129,039)
CHF	1,516,960	USD	1,645,000	UBS AG	9/16/15	(17,476)
CHF	2,417,254	USD	2,621,082	UBS AG	9/16/15	(27,646)
EUR	16,778,488	USD	18,892,964	Goldman Sachs International	9/16/15	(166,463)
EUR	32,935,000	USD	37,063,892	Goldman Sachs International	9/16/15	(305,078)
EUR	745,000	USD	817,999	JPMorgan Chase Bank N.A.	9/16/15	13,497
EUR	1,610,000	USD	1,796,301	Royal Bank of Scotland PLC	9/16/15	623
JPY	3,436,152,592	USD	28,075,000	Goldman Sachs International	9/16/15	31,295
JPY	247,015,768	USD	2,003,000	TD Securities, Inc.	9/16/15	17,486
USD	11,938,878	CHF	11,130,783	Barclays Bank PLC	9/16/15	(3,177)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	30

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,467,416	CHF	15,354,548	Citibank N.A.	9/16/15	$(6,254)
USD	8,233,709	CHF	7,674,663	Goldman Sachs International	9/16/15	(325)
USD	36,834,507	EUR	32,935,000	Bank of America N.A.	9/16/15	75,694
USD	829,873	EUR	745,000	BNP Paribas S.A.	9/16/15	(1,622)
USD	9,058,080	EUR	8,041,977	BNP Paribas S.A.	9/16/15	82,416
USD	906,255	EUR	805,000	Citibank N.A.	9/16/15	7,793
USD	4,631,973	EUR	4,112,374	Citibank N.A.	9/16/15	42,144
USD	5,205,595	EUR	4,624,137	Citibank N.A.	9/16/15	44,587
USD	907,195	EUR	805,000	Deutsche Bank AG	9/16/15	8,733
USD	2,873,330	EUR	2,538,000	State Street Bank and Trust Co.	9/16/15	40,664
USD	3,686,381	GBP	2,408,000	Morgan Stanley & Co. International PLC	9/16/15	(95,032)
USD	1,922,352	GBP	1,241,000	Morgan Stanley Capital Services LLC	9/16/15	(26,457)
USD	37,170,000	JPY	4,561,855,515	Royal Bank of Scotland PLC	9/16/15	(144,076)
USD	8,554,701	MXN	132,234,291	Bank of America N.A.	9/18/15	189,598
TRY	26,480,000	USD	10,948,935	Deutsche Bank AG	10/28/15	(1,404,127)
USD	9,699,634	TRY	26,480,000	BNP Paribas S.A.	10/28/15	154,825
TRY	26,904,000	USD	10,035,062	Deutsche Bank AG	12/02/15	(433,854)
USD	9,615,440	TRY	26,904,000	Deutsche Bank AG	12/02/15	14,232
TRY	32,390,000	USD	12,357,407	Deutsche Bank AG	2/02/16	(989,164)
TRY	42,750,000	USD	16,327,388	Deutsche Bank AG	2/02/16	(1,322,991)
USD	3,624,884	TRY	10,283,432	Deutsche Bank AG	2/02/16	15,604
USD	22,857,746	TRY	64,856,568	Deutsche Bank AG	2/02/16	94,385
Total						$(22,095,608)

•	As of June 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
E-Mini S&P 500 Index Futures	Call	USD	2,135.00	7/02/15	115	$575
E-Mini S&P 500 Index Futures	Call	USD	2,140.00	7/02/15	42	210
SPDR S&P 500 ETF Trust	Call	USD	212.00	7/02/15	692	33,216
DAX Index	Call	EUR	11,800.00	7/17/15	750	214,052
E-Mini S&P 500 Index Futures	Call	USD	2,140.00	7/17/15	202	12,120
SPDR Gold Share[1]	Call	USD	120.00	9/18/15	11,000	792,000
iShares China Large-Cap ETF	Call	USD	49.00	12/18/15	961	200,849
Barrick Gold Corp.	Call	USD	20.00	1/15/16	2,000	8,000
SPDR S&P 500 ETF Trust	Put	USD	203.00	7/10/15	346	70,584
SPDR S&P 500 ETF Trust	Put	USD	205.00	7/10/15	277	73,405
iShares MSCI Brazil Capped Index	Put	USD	31.00	7/17/15	219	6,132
iShares MSCI Mexico Capped Investable Market Index	Put	USD	58.00	7/17/15	60	9,390
U.S. Treasury Notes (10 Year)	Put	USD	125.50	7/24/15	37	19,656
Chesapeake Energy Corp.	Put	USD	11.00	8/21/15	677	56,191
EURO STOXX 50 Index	Put	EUR	3,350.00	8/21/15	38	48,507
Market Vectors Russia ETF Trust	Put	USD	19.00	8/21/15	872	109,000
SPDR S&P 500 ETF Trust	Put	USD	205.00	8/21/15	346	152,586
Transocean Ltd.	Put	USD	17.00	8/21/15	90	16,065
Euro Dollar 90-Day	Put	USD	98.75	9/11/15	8,254	1,650,800
Euro Dollar 90-Day	Put	USD	98.25	9/11/15	8,254	154,763
Euro Dollar 90-Day	Put	USD	98.00	9/11/15	204	65,025
Euro Dollar 90-Day	Put	USD	98.63	9/11/15	182	20,475
Energy Select Sector SPDR Fund	Put	USD	75.00	9/18/15	189	50,085
Euro Dollar 90-Day	Put	USD	98.00	12/11/15	545	44,281

31	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

      As of June 30, 2015, exchange-traded options purchased were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Euro Dollar 90-Day	Put	USD	98.25	12/11/15	270	$47,250
Energy Select Sector SPDR Fund	Put	USD	75.00	12/18/15	189	78,435
Volkswagen AG	Put	EUR	150.00	12/18/15	283	33,128
Freeport-McMoRan, Inc.	Put	USD	15.00	1/15/16	236	17,582
Euro Dollar 90-Day	Put	USD	99.00	3/14/16	755	99,094
Euro Dollar 90-Day	Put	USD	98.50	3/14/16	755	18,875
Transocean Ltd.	Put	USD	10.00	1/20/17	698	139,600
Total						$4,241,931

[1]Security	is held by a wholly owned subsidiary.

•	As of June 30, 2015, OTC barrier options purchased were as follows:

Description	Counterparty	Barrier Price		Expiration Date	Contracts	Notional Amount (000)		Value
EUR Currency	BNP Paribas S.A.	JPY	0.00	7/17/15	—	EUR	655	$5,962
EUR Currency	Deutsche Bank AG	JPY	0.00	7/17/15	—	EUR	291	2,650
EUR Currency	Deutsche Bank AG	USD	0.00	9/18/15	—	EUR	460	185,316
AUD Currency	Deutsche Bank AG	USD	0.00	11/20/15	—	USD	1,010	101,253
USD Currency	Deutsche Bank AG	EUR	0.00	12/18/15	—	USD	165	61,857
	Morgan Stanley &
	Co. International
AUD Currency	PLC	USD	0.00	12/21/15	—	USD	600	69,558
EUR Currency	Deutsche Bank AG	USD	1.08	7/23/15	—	EUR	267,883	1,243,698
	Bank of America
S&P 500 Index	N.A.	USD	1,996.41	9/18/15	13,378		—	243,078
S&P 500 Index	BNP Paribas S.A.	USD	1,995.15	9/18/15	4,781		—	139,905
S&P 500 Index	Deutsche Bank AG	USD	2,015.18	9/18/15	26,507		—	837,081
Total								$2,890,358

•	As of June 30, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)	Value
USD Currency	Goldman Sachs Bank USA	Call	MXN	15.55	7/01/15	USD 2,224	$23,008
USD Currency	JPMorgan Chase Bank N.A.	Call	KRW	1,085.00	7/02/15	USD 1,793	52,295
USD Currency	Goldman Sachs International	Call	MXN	15.55	7/08/15	USD 3,538	47,055
USD Currency	BNP Paribas S.A.	Call	CAD	1.33	7/09/15	USD 131,100	66
USD Currency	Deutsche Bank AG	Call	KRW	1,120.00	7/16/15	USD 3,703	26,401
USD Currency	JPMorgan Chase Bank N.A.	Call	MYR	3.65	7/16/15	USD 3,703	101,072
USD Currency	BNP Paribas S.A.	Call	CAD	1.31	7/21/15	USD 15,460	3,675
USD Currency	HSBC Bank PLC	Call	CAD	1.31	7/21/15	USD 15,460	3,675
AUD Currency	BNP Paribas S.A.	Call	USD	0.80	7/23/15	AUD 9,830	10,107
USD Currency	Goldman Sachs International	Call	BRL	3.22	8/03/15	USD 3,715	39,600
USD Currency	Citibank N.A.	Call	JPY	124.50	8/24/15	USD 67,310	387,780
USD Currency	BNP Paribas S.A.	Call	CAD	1.28	9/21/15	USD 11,400	88,768
USD Currency	BNP Paribas S.A.	Call	SGD	1.40	9/28/15	USD 15,555	54,120
USD Currency	Deutsche Bank AG	Call	CAD	1.28	10/30/15	USD 15,460	174,744
USD Currency	BNP Paribas S.A.	Put	JPY	122.75	7/01/15	USD 2,229	12,359
USD Currency	Deutsche Bank AG	Put	JPY	113.00	7/01/15	USD 189,335	19
EUR Currency	Citibank N.A.	Put	USD	1.08	7/03/15	EUR 66,000	29,410
EUR Currency	Deutsche Bank AG	Put	USD	1.02	7/03/15	EUR 66,000	7
EUR Currency	Deutsche Bank AG	Put	USD	1.11	7/06/15	EUR 4,600	38,141
EUR Currency	Deutsche Bank AG	Put	USD	1.11	7/09/15	EUR 4,400	42,909
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.20	7/09/15	EUR 7,595	53,528
EUR Currency	BNP Paribas S.A.	Put	JPY	125.00	7/14/15	EUR 14,937	3,430
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	3.95	7/14/15	EUR 2,387	7

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	32

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, OTC options purchased were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value
EUR Currency	BNP Paribas S.A.	Put	USD	1.11	7/15/15	EUR	3,650	$42,548
EUR Currency	Morgan Stanley & Co. International PLC	Put	MXN	17.00	7/16/15	EUR	7,356	14,626
EUR Currency	HSBC Bank PLC	Put	ZAR	13.25	7/17/15	EUR	4,493	12,485
USD Currency	Deutsche Bank AG	Put	CAD	1.22	7/24/15	USD	10,000	17,605
EUR Currency	Goldman Sachs International	Put	ZAR	13.10	7/29/15	EUR	5,427	14,735
EUR Currency	Goldman Sachs International	Put	PLN	4.10	7/30/15	EUR	3,722	9,078
EUR Currency	BNP Paribas S.A.	Put	USD	1.10	8/03/15	EUR	3,715	46,475
EUR Currency	BNP Paribas S.A.	Put	USD	1.05	8/05/15	EUR	172,606	432,410
EUR Currency	Citibank N.A.	Put	USD	1.10	8/05/15	EUR	190,341	2,135,156
EUR Currency	HSBC Bank PLC	Put	PLN	4.12	9/23/15	EUR	15,775	111,488
EUR Currency	BNP Paribas S.A.	Put	USD	1.04	10/09/15	EUR	18,130	139,659
EUR Currency	BNP Paribas S.A.	Put	USD	1.12	10/09/15	EUR	11,805	333,049
EUR Currency	Deutsche Bank AG	Put	USD	1.07	10/09/15	EUR	4,980	60,647
EUR Currency	JPMorgan Chase Bank N.A.	Put	USD	1.08	10/09/15	EUR	18,130	285,607
EUR Currency	JPMorgan Chase Bank N.A.	Put	USD	1.07	10/09/15	EUR	565	6,881
Total								$4,854,625

•	As of June 30, 2015, OTC credit default swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	275.00%	Receive	iTraxx Crossover Series 23 Version 1	7/15/15	EUR	13,500	$416,813
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	300.00%	Receive	iTraxx Crossover Series 23 Version 1	7/15/15	EUR	13,500	272,953
Bought protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	325.00%	Receive	iTraxx Crossover Series 23 Version 1	8/19/15	EUR	10,200	211,812
Total									$901,578

•	As of June 30, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	50,893	$2
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	18,175	1
10-Year Interest Rate Swap	BNP Paribas S.A.	Call	0.99%	Receive	6-month EURIBOR	7/23/15	EUR	30,920	107,458
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.92%	Receive	3-month KRW Certificate of Deposit	11/09/15	KRW	10,139,328	38,163
10-Year Interest Rate Swap	BNP Paribas S.A.	Put	1.49%	Pay	6-month EURIBOR	7/23/15	EUR	30,920	48,749
Total									$194,373

•	As of June 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Tesoro Corp.	Call	USD	90.00	8/21/15	77	$(19,866)
The Williams Cos., Inc.	Call	USD	60.00	8/21/15	93	(17,345)
Euro Dollar 90-Day	Call	USD	98.25	9/11/15	132	(37,125)
Euro Dollar 90-Day	Call	USD	99.00	9/11/15	182	(91,000)
Euro Dollar 90-Day	Call	USD	98.75	9/11/15	418	(188,100)
United Continental Holdings, Inc.	Call	USD	60.00	9/18/15	267	(39,650)
United Rentals, Inc.	Call	USD	100.00	9/18/15	219	(30,660)

33	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, exchange-traded options written were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
iShares China Large-Cap ETF	Call	USD	55.00	12/18/15	961	$(84,568)
Market Vectors Russia ETF Trust	Put	USD	16.00	8/21/15	872	(17,440)
The Williams Cos., Inc.	Put	USD	55.00	8/21/15	93	(17,624)
Euro Dollar 90-Day	Put	USD	98.50	9/11/15	16,053	(902,981)
Euro Dollar 90-Day	Put	USD	99.13	12/14/15	531	(13,275)
Euro Dollar 90-Day	Put	USD	98.75	3/14/16	1,510	(75,500)
Total						$(1,535,134)

•	As of June 30, 2015, OTC options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	Call	KRW	1,120.00	7/01/15	USD	3,703	$(7,283)
USD Currency	Goldman Sachs International	Call	MXN	15.85	7/08/15	USD	2,123	(7,997)
USD Currency	Deutsche Bank AG	Call	CAD	1.33	7/09/15	USD	131,100	(66)
EUR Currency	Morgan Stanley & Co. International PLC	Call	MXN	17.80	7/16/15	EUR	3,678	(22,855)
USD Currency	JPMorgan Chase Bank N.A.	Call	MYR	3.75	7/16/15	USD	5,554	(47,449)
EUR Currency	HSBC Bank PLC	Call	ZAR	13.80	7/17/15	EUR	3,370	(20,544)
USD Currency	Deutsche Bank AG	Call	CAD	1.31	7/21/15	USD	30,920	(7,350)
AUD Currency	Morgan Stanley & Co. International PLC	Call	USD	0.80	7/23/15	AUD	9,830	(10,107)
USD Currency	JPMorgan Chase Bank N.A.	Call	BRL	3.28	7/30/15	USD	892	(4,927)
USD Currency	Goldman Sachs International	Call	BRL	3.50	8/03/15	USD	3,715	(3,323)
USD Currency	BNP Paribas S.A.	Call	SGD	1.46	9/28/15	USD	15,555	(8,496)
USD Currency	Bank of America N.A.	Call	CAD	1.28	10/30/15	USD	4,140	(46,794)
USD Currency	BNP Paribas S.A.	Call	CAD	1.28	10/30/15	USD	11,320	(127,950)
USD Currency	Citibank N.A.	Put	JPY	113.00	7/01/15	USD	189,335	(19)
EUR Currency	Citibank N.A.	Put	USD	1.02	7/03/15	EUR	66,000	(7)
EUR Currency	Deutsche Bank AG	Put	USD	1.08	7/03/15	EUR	66,000	(29,410)
EUR Currency	Deutsche Bank AG	Put	PLN	4.20	7/09/15	EUR	7,595	(53,528)
EUR Currency	BNP Paribas S.A.	Put	JPY	119.00	7/14/15	EUR	14,937	(72)
EUR Currency	Morgan Stanley & Co. International PLC	Put	MXN	16.50	7/16/15	EUR	8,827	(1,699)
EUR Currency	HSBC Bank PLC	Put	ZAR	12.70	7/17/15	EUR	4,493	(409)
EUR Currency	Goldman Sachs International	Put	ZAR	12.60	7/29/15	EUR	5,427	(1,335)
EUR Currency	Goldman Sachs International	Put	PLN	4.02	7/30/15	EUR	3,722	(1,229)
EUR Currency	BNP Paribas S.A.	Put	USD	1.05	8/03/15	EUR	4,459	(12,348)
EUR Currency	BNP Paribas S.A.	Put	USD	1.10	8/05/15	EUR	172,606	(1,936,213)
EUR Currency	Citibank N.A.	Put	USD	1.05	8/05/15	EUR	190,341	(476,839)
EUR Currency	HSBC Bank PLC	Put	PLN	4.02	9/23/15	EUR	23,660	(50,391)
EUR Currency	BNP Paribas S.A.	Put	USD	1.07	10/09/15	EUR	11,805	(143,762)
EUR Currency	BNP Paribas S.A.	Put	USD	1.08	10/09/15	EUR	18,130	(285,607)
EUR Currency	Deutsche Bank AG	Put	USD	1.12	10/09/15	EUR	4,980	(140,499)
EUR Currency	JPMorgan Chase Bank N.A.	Put	USD	1.12	10/09/15	EUR	6,825	(192,551)
EUR Currency	JPMorgan Chase Bank N.A.	Put	USD	1.04	10/09/15	EUR	18,130	(139,660)
Total								$(3,780,719)

•	As of June 30, 2015, OTC credit default swaptions written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount[2] (000)	Value
Sold protection on
5-Year Credit					iTraxx Crossover
Default Swaps	Citibank N.A.	Put	325.00%	Pay	Series 23 Version 1	B+	7/15/15	EUR 13,500	$(169,631)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	34

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, OTC credit default swaptions written were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount[2] (000)		Value
Sold protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	375.00%	Pay	iTraxx Crossover Series 23 Version 1	B+	7/15/15	EUR	13,500	$(66,932)
Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	375.00%	Pay	iTraxx Crossover Series 23 Version 1	B+	8/19/15	EUR	10,200	(121,398)
Sold protection on 5-Year Credit Default Swaps	Goldman Sachs International	Put	425.00%	Pay	iTraxx Crossover Series 23 Version 1	B+	8/19/15	EUR	9,000	(60,297)
Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	85.00%	Pay	iTraxx Europe Series 23 Version 1	A-	8/19/15	EUR	22,500	(72,384)
Total										$(490,642)

•	As of June 30, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	50,893	$(2)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	18,175	(1)
10-Year Interest Rate Swap	BNP Paribas S.A.	Call	0.99%	Pay	6-month EURIBOR	7/23/15	EUR	30,920	(107,458)
5-Year Interest Rate Swap	BNP Paribas S.A.	Call	5.40%	Pay	28-day MXIBTIIE	8/10/15	MXN	92,669	(43,019)
5-Year Interest Rate Swap	BNP Paribas S.A.	Call	5.40%	Pay	28-day MXIBTIIE	8/19/15	MXN	31,143	(15,344)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	5.40%	Pay	28-day MXIBTIIE	8/19/15	MXN	61,526	(30,314)
10-Year Interest Rate Swap	Citibank N.A.	Call	0.90%	Pay	6-month EURIBOR	9/18/15	EUR	175,510	(797,892)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.63%	Pay	3-month KRW Certificate of Deposit	11/09/15	KRW	10,139,328	(9,598)
10-Year Interest Rate Swap	BNP Paribas S.A.	Put	1.49%	Receive	6-month EURIBOR	7/23/15	EUR	30,920	(48,749)
10-Year Interest Rate Swap	Citibank N.A.	Put	1.50%	Receive	6-month EURIBOR	9/18/15	EUR	175,510	(1,113,288)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.50%	Receive	6-month EURIBOR	11/06/15	EUR	15,110	(133,564)
10-Year Interest Rate Swap	Citibank N.A.	Put	2.85%	Receive	3-month LIBOR	11/20/15	USD	11,400	(116,817)
Total									$(2,416,046)

•	As of June 30, 2015, centrally cleared credit default swaps - buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 22 Version 1	5.00%	InterContinental Exchange	12/20/19	EUR	14,900	$1,356,887
iTraxx Sub Financials Series 22 Version 1	1.00%	InterContinental Exchange	12/20/19	EUR	6,720	32,136
Total						$1,389,023

•	As of June 30, 2015, centrally cleared credit default swaps - sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 21 Version 1	5.00%	InterContinental Exchange	6/20/19	BB-	EUR	3,080	$(53,619)
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	A-	EUR	1,445	(588)
CDX.NA.HY Series 24 Version 2	5.00%	Chicago Mercantile	6/20/20	B+	USD	92,150	690,978
CDX.NA.IG Series 24 Version 1	1.00%	Chicago Mercantile	6/20/20	BBB+	USD	50,987	(12,985)
iTraxx Crossover Series 23 Version 1	5.00%	InterContinental Exchange	6/20/20	B+	EUR	19,400	(467,202)
iTraxx Europe Series 23 Version 1	1.00%	InterContinental Exchange	6/20/20	A-	EUR	2,628	(23,672)
Total							$132,912

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

35	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	12,695	$5,631
1.26%[1]	3-month LIBOR	Chicago Mercantile	1/12/16[2]	1/12/17	USD	283,520	(999,263)
2.23%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/22	USD	1,000	(5,636)
2.17%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/15/23	USD	3,387	7,529
2.04%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/30/25	USD	1,345	43,059
2.36%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/15/25	USD	1,693	6,869
2.45%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/22/25	USD	2,230	(3,605)
2.39%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	10,070	1,070,409
2.74%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/08/45	USD	11,299	386,411
2.74%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/08/45	USD	11,299	375,503
2.69%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/27/45	USD	20,735	949,020
2.69%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/27/45	USD	20,735	940,005
2.79%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/04/45	USD	17,000	419,022
Total							$3,194,954

1 Master Portfolio pays the fixed rate and receives the floating rate.

2 Forward swap.

•	As of June 30, 2015, OTC credit default swaps - buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	$(32,031)	$54,495	$(86,526)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	5,750	(68,107)	(16,220)	(51,887)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	2,830	21,733	35,066	(13,333)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	3,800	(185,031)	231,033	(416,064)
AK Steel Corp.	5.00%	Citibank N.A.	3/20/17	USD	2,500	(10,579)	(27,861)	17,282
AK Steel Corp.	5.00%	Citibank N.A.	3/20/17	USD	1,100	(4,655)	(13,699)	9,044
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	2,000	(27,147)	129,380	(156,527)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	103,800	(1,500,356)	(4,863)	(1,495,493)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/17	EUR	2,975	(296,011)	160,675	(456,686)
Energias de Portugal SA	5.00%	Citibank N.A.	9/20/17	EUR	809	(87,544)	(103,363)	15,819
Finmeccanica SpA	5.00%	Bank of America N.A.	3/20/18	EUR	470	(57,287)	(23,910)	(33,377)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	(15,758)	200,465	(216,223)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	3,780	(335,834)	315,608	(651,442)
Finmeccanica SpA	5.00%	Credit Suisse International	6/20/18	EUR	570	(74,265)	(24,360)	(49,905)
Finmeccanica SpA	5.00%	Goldman Sachs International	6/20/18	EUR	90	(11,726)	(6,603)	(5,123)
Finmeccanica SpA	5.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,290	(168,072)	(86,278)	(81,794)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	2,530	(6,722)	27,041	(33,763)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	2,740	(7,280)	33,168	(40,448)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,735	(7,267)	25,419	(32,686)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	2,975	(379,203)	70,260	(449,463)
Finmeccanica SpA	5.00%	Barclays Bank PLC	12/20/18	EUR	530	(76,804)	(43,064)	(33,740)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	1,450	(16,796)	(6,619)	(10,177)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	3,120	(36,142)	(13,963)	(22,179)
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	795	(21,069)	(20,858)	(211)
GKN Holdings PLC	1.00%	Bank of America N.A.	6/20/19	EUR	90	(1,037)	(676)	(361)
GKN Holdings PLC	1.00%	Barclays Bank PLC	6/20/19	EUR	105	(1,210)	(731)	(479)
GKN Holdings PLC	1.00%	BNP Paribas S.A.	6/20/19	EUR	150	(1,728)	(1,044)	(684)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	36

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, OTC credit default swaps - buy protection outstanding were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	455	$(12,058)	$(10,927)	$(1,131)
GKN Holdings PLC	1.00%	Citibank N.A.	6/20/19	EUR	135	(1,556)	(1,006)	(550)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	5,210	(54,315)	(63,370)	9,055
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,690	(28,044)	(24,862)	(3,182)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,690	(28,044)	(24,326)	(3,718)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,555	(26,636)	(24,972)	(1,664)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	450	(11,926)	(11,807)	(119)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	1,187	57,829	36,990	20,839
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	1,155	56,270	41,855	14,415
Carlsberg Breweries A/S	1.00%	Citibank N.A.	9/20/19	EUR	150	(1,434)	(1,599)	165
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	425	(9,549)	(10,175)	626
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	265	(5,954)	(6,345)	391
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	425	(9,549)	(10,180)	631
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	315	(7,078)	(7,726)	648
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	270	(6,066)	(6,622)	556
Carlsberg Breweries A/S	1.00%	Goldman Sachs International	9/20/19	EUR	270	(2,581)	(3,188)	607
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	875	22,543	21,763	780
Casino Guichard Perrachon SA	1.00%	Bank of America N.A.	3/20/20	EUR	120	218	8	210
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	330	5,541	2,772	2,769
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	330	5,541	2,772	2,769
Casino Guichard Perrachon SA	1.00%	Citibank N.A.	3/20/20	EUR	230	418	148	270
Arrow Electronics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(12,480)	(8,392)	(4,088)
Avnet, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(9,782)	(3,408)	(6,374)
CBS Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(19,613)	(13,925)	(5,688)
Computer Sciences Corp.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(191,752)	(181,042)	(10,710)
The Dow Chemical Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(17,165)	(5,895)	(11,270)
Eastman Chemical Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(17,364)	(9,896)	(7,468)
Expedia, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(8,395)	(2,912)	(5,483)
FirstEnergy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(2,720)	7,408	(10,128)
Ford Motor Co.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(181,483)	(192,437)	10,954
Gap, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(9,760)	2,702	(12,462)
H & R Block, Inc.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(165,678)	(173,398)	7,720
Hewlett-Packard Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	4,240	(5,895)	10,135
International Paper Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(16,348)	(8,893)	(7,455)
Kinder Morgan Energy Partners LP	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(19,799)	1,041	(20,840)
Kohl’s Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(7,240)	15,146	(22,386)
Meadwestvaco Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(32,039)	(5,744)	(26,295)
Motorola Solutions, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	2,505	(4,401)	6,906
Pitney Bowes, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(614)	(3,062)	2,448
Quest Diagnostics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(6,174)	3,498	(9,672)
Transocean, Inc.	5.00%	Barclays Bank PLC	3/20/20	USD	3,300	139,891	410,651	(270,760)
Valero Energy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(4,934)	17,064	(21,998)
Viacom, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(13,246)	(19,000)	5,754
Xerox Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(1,703)	(6,192)	4,489

37	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, OTC credit default swaps - buy protection outstanding as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
YUM! Brands, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	$(6,511)	$(4,848)	$(1,663)
Staples, Inc.	1.00%	Morgan Stanley Capital Services LLC	3/20/20	USD	3,500	59,161	106,326	(47,165)
Marks & Spencer PLC	1.00%	Bank of America N.A.	6/20/20	EUR	670	(5,208)	(6,974)	1,766
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/20	EUR	780	(4,840)	(6,972)	2,132
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/20	EUR	260	(1,613)	(1,898)	285
Marks & Spencer PLC	1.00%	Citibank N.A.	6/20/20	EUR	515	(4,003)	(5,075)	1,072
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	780	(4,839)	(8,229)	3,390
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	370	(2,296)	(2,307)	11
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	340	(2,110)	(344)	(1,766)
Numericable-SFR SAS	5.00%	Credit Suisse International	6/20/20	EUR	550	(44,166)	(50,910)	6,744
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	450	(2,793)	(2,810)	17
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	280	(1,737)	(1,438)	(299)
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	210	(1,303)	(1,090)	(213)
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	130	(807)	(675)	(132)
Marks & Spencer PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	670	(5,208)	(7,774)	2,566
Marks & Spencer PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	335	(2,604)	(3,887)	1,283
Boyd Gaming Corp.	5.00%	Citibank N.A.	6/20/20	USD	1,300	(112,894)	(72,795)	(40,099)
Time Warner Cable, Inc.	1.00%	Citibank N.A.	6/20/20	USD	1,500	31,439	57,198	(25,759)
Boyd Gaming Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,200	(104,210)	(73,053)	(31,157)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	7,452	96,777	65,262	31,515
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	7,452	116,100	97,960	18,140
Republic of South Africa	1.00%	Barclays Bank PLC	9/20/20	USD	15,009	788,121	767,361	20,760
Republic of Turkey	1.00%	Barclays Bank PLC	9/20/20	USD	2,887	169,466	147,180	22,286
Republic of Korea	1.00%	BNP Paribas S.A.	9/20/20	USD	2,083	(50,842)	(50,192)	(650)
Republic of Korea	1.00%	BNP Paribas S.A.	9/20/20	USD	500	(12,202)	(12,052)	(150)
Republic of Korea	1.00%	BNP Paribas S.A.	9/20/20	USD	417	(10,168)	(10,131)	(37)
Republic of Turkey	1.00%	BNP Paribas S.A.	9/20/20	USD	3,763	220,891	259,262	(38,371)
Federation of Malaysia	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	2,643	50,446	37,740	12,706
CMBX.NA Series 7 AAA	0.50%	Citibank N.A.	1/17/47	USD	1,369	40,999	41,439	(440)
CMBX.NA Series 7 AAA	0.50%	Deutsche Bank AG	1/17/47	USD	1,320	39,532	39,956	(424)
CMBX.NA Series 7 AAA	0.50%	JPMorgan Chase Bank N.A.	1/17/47	USD	1,375	41,179	41,369	(190)
CMBX.NA Series 7 AAA	0.50%	JPMorgan Chase Bank N.A.	1/17/47	USD	1,375	41,179	41,621	(442)
Total						$(2,741,075)	$1,979,939	$(4,721,014)

•	As of June 30, 2015, OTC credit default swaps - sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di
Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	2,000	$17,307	$(104,658)	$121,965
Banca Monte dei Paschi di
Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	27,353	(11,180)	38,533
Banca Monte dei Paschi di		JPMorgan Chase Bank
Siena SpA	3.00%	N.A.	9/20/16	Not Rated	EUR	2,200	19,038	(69,421)	88,459
CDX.NA.IG Series 18
Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	1,500,356	46,240	1,454,116
Abengoa SA	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	135	(18,524)	(11,666)	(6,858)
Abengoa SA	5.00%	Credit Suisse International	3/20/18	B+	EUR	200	(27,443)	(17,283)	(10,160)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	4,500	25,988	(156,885)	182,873
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	37	97	(1,620)	1,717
Bayerische Landesbank
Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	790	10,131	1,818	8,313

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	38

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, OTC credit default swaps - sold protection outstanding were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Sub Financials Series
20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	$173,978	$201,886	$(27,908)
iTraxx Sub Financials Series
20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	1,660	248,969	286,296	(37,327)
iTraxx Sub Financials Series
20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	830	124,485	143,801	(19,316)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	32,637	37,672	(5,035)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	32,636	38,403	(5,767)
Astaldi SpA	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	48	2,507	771	1,736
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	72	3,761	451	3,310
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	50	2,612	1,602	1,010
Astaldi SpA	5.00%	Deutsche Bank AG	6/20/19	B+	EUR	47	2,462	1,623	839
		Goldman Sachs
Astaldi SpA	5.00%	International	6/20/19	B+	EUR	73	3,807	2,334	1,473
		Goldman Sachs
Transocean, Inc.	1.00%	International	6/20/19	BB+	USD	350	(54,321)	(8,710)	(45,611)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	140	(7,363)	(10,261)	2,898
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	135	(7,100)	(10,311)	3,211
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB	EUR	270	(14,200)	(20,355)	6,155
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB	EUR	270	(14,201)	(19,789)	5,588
Abengoa SA	5.00%	Citibank N.A.	12/20/19	B+	EUR	5	(887)	(851)	(36)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	145	(28,535)	(34,749)	6,214
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	105	(20,663)	(21,072)	409
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	100	(19,680)	(25,521)	5,841
Altice Finco SA	5.00%	Citibank N.A.	12/20/19	B-	EUR	120	8,393	1,655	6,738
ArcelorMittal	1.00%	Citibank N.A.	12/20/19	BB	EUR	245	(15,516)	(17,807)	2,291
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB-	USD	1,533	(20,812)	(53,933)	33,121
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	720	(134,717)	(51,989)	(82,728)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	595	(111,328)	(41,548)	(69,780)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	595	(111,328)	(40,559)	(70,769)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/20	B+	EUR	450	(91,271)	(69,385)	(21,886)
		Goldman Sachs
Abengoa SA	5.00%	International	3/20/20	B+	EUR	270	(54,763)	(34,573)	(20,190)
		Goldman Sachs
Abengoa SA	5.00%	International	3/20/20	B+	EUR	180	(36,509)	(23,049)	(13,460)
AK Steel Corp.	5.00%	Citibank N.A.	3/20/20	B-	USD	2,500	(350,053)	(280,026)	(70,027)
AK Steel Corp.	5.00%	Citibank N.A.	3/20/20	B-	USD	1,100	(154,023)	(120,772)	(33,251)
		JPMorgan Chase Bank
Apache Corp.	1.00%	N.A.	3/20/20	BBB+	USD	2,510	(8,496)	(102,475)	93,979
Bank of America Corp.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	49,380	38,580	10,800
		JPMorgan Chase Bank
Chesapeake Energy Corp.	5.00%	N.A.	3/20/20	BB+	USD	1,500	(18,603)	125,614	(144,217)
		JPMorgan Chase Bank
Chesapeake Energy Corp.	5.00%	N.A.	3/20/20	BB+	USD	725	(8,991)	55,500	(64,491)
		Morgan Stanley Capital
Chesapeake Energy Corp.	5.00%	Services LLC	3/20/20	BB+	USD	500	(6,201)	34,487	(40,688)
		Morgan Stanley Capital
Chesapeake Energy Corp.	5.00%	Services LLC	3/20/20	BB+	USD	307	(3,808)	21,935	(25,743)
Citigroup, Inc.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	33,313	34,231	(918)
The Goldman Sachs Group,
Inc.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	19,612	14,083	5,529
JPMorgan Chase and Co.	1.00%	Barclays Bank PLC	3/20/20	A	USD	3,200	52,559	47,311	5,248
Morgan Stanley	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	33,224	16,947	16,277
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	575	53,685	52,627	1,058
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	575	53,685	52,829	856
		Goldman Sachs
Republic of Italy	1.00%	International	3/20/20	BBB-	USD	5,000	(73,070)	(33,316)	(39,754)

39	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, OTC credit default swaps - sold protection outstanding were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	3,300	$(664,280)	$(787,979)	$123,699
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	1,100	(221,426)	(224,645)	3,219
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	700	(140,908)	(131,643)	(9,265)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	500	(100,649)	(106,367)	5,718
		Goldman Sachs
Transocean, Inc.	1.00%	International	3/20/20	BB+	USD	1,100	(221,427)	(303,593)	82,166
United Rentals, Inc.	5.00%	Barclays Bank PLC	3/20/20	BB-	USD	700	80,737	71,649	9,088
		Goldman Sachs
United Rentals, Inc.	5.00%	International	3/20/20	BB-	USD	800	92,271	82,296	9,975
		Goldman Sachs
United Rentals, Inc.	5.00%	International	3/20/20	BB-	USD	700	80,737	72,009	8,728
Wells Fargo & Co.	1.00%	Barclays Bank PLC	3/20/20	A+	USD	3,200	76,522	72,297	4,225
Abengoa SA	5.00%	Barclays Bank PLC	6/20/20	B+	EUR	180	(37,648)	(37,726)	78
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	360	(75,296)	(74,465)	(831)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	190	(39,740)	(33,513)	(6,227)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	127	(26,494)	(22,015)	(4,479)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20		EUR	90	(18,824)	(18,616)	(208)
Abengoa SA	5.00%	Citibank N.A.	6/20/20	B+	EUR	180	(37,648)	(36,743)	(905)
Abengoa SA	5.00%	Credit Suisse International	6/20/20	B+	EUR	180	(37,648)	(38,196)	548
		Goldman Sachs
Abengoa SA	5.00%	International	6/20/20	B+	EUR	450	(94,119)	(68,555)	(25,564)
		Goldman Sachs
Abengoa SA	5.00%	International	6/20/20	B+	EUR	180	(37,648)	(37,726)	78
		Goldman Sachs
Abengoa SA	5.00%	International	6/20/20	B+	EUR	180	(37,648)	(36,743)	(905)
		Goldman Sachs
Abengoa SA	5.00%	International	6/20/20	B+	EUR	90	(18,824)	(18,697)	(127)
Federative Republic of
Brazil	1.00%	BNP Paribas S.A.	6/20/20	BBB-	USD	1,200	(85,649)	(70,574)	(15,075)
The Goldman Sachs Group,
Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	8,770	40,522	48,605	(8,083)
MGM Resorts International	5.00%	BNP Paribas S.A.	6/20/20	B+	USD	1,100	94,036	104,844	(10,808)
MGM Resorts International	5.00%	Citibank N.A.	6/20/20	B+	USD	1,200	102,584	104,108	(1,524)
Rio Tinto PLC	1.00%	BNP Paribas S.A.	6/20/20	A-	USD	2,800	1,209	(955)	2,164
Rio Tinto PLC	1.00%	Deutsche Bank AG	6/20/20	A-	USD	2,200	950	3,500	(2,550)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	7,452	(96,363)	(75,647)	(20,716)
		Goldman Sachs
Vodafone Group PLC	1.00%	International	6/20/20	BBB+	EUR	700	4,343	5,561	(1,218)
Vougeot Bidco PLC	5.00%	Credit Suisse International	6/20/20	B	EUR	680	(142,226)	79,523	(221,749)
		Goldman Sachs
Abengoa SA	5.00%	International	9/20/20	B+	EUR	100	(21,572)	(19,715)	(1,857)
		JPMorgan Chase Bank
Abengoa SA	5.00%	N.A.	9/20/20	B+	EUR	100	(21,572)	(20,423)	(1,149)
Federative Republic of
Brazil	1.00%	Bank of America N.A.	9/20/20	BBB-	USD	566	(43,783)	(37,555)	(6,228)
Federative Republic of
Brazil	1.00%	BNP Paribas S.A.	9/20/20	BBB-	USD	6,946	(537,708)	(488,785)	(48,923)
Federative Republic of
Brazil	1.00%	BNP Paribas S.A.	9/20/20	BBB-	USD	6,946	(537,314)	(488,778)	(48,536)
Federative Republic of
Brazil	1.00%	BNP Paribas S.A.	9/20/20	BBB-	USD	6,946	(537,314)	(483,301)	(54,013)
Federative Republic of
Brazil	1.00%	Citibank N.A.	9/20/20	BBB-	USD	2,375	(183,855)	(173,702)	(10,153)
Novo Banco SA	5.00%	BNP Paribas S.A.	9/20/20	Not Rated	EUR	570	58,120	56,480	1,640
Russian Federation	1.00%	Bank of America N.A.	9/20/20	BB+	USD	5,245	(564,348)	(593,434)	29,086
United Mexican States	1.00%	Bank of America N.A.	9/20/20	BBB+	USD	1,600	(25,015)	(22,931)	(2,084)
United Mexican States	1.00%	BNP Paribas S.A.	9/20/20	BBB+	USD	7,560	(118,194)	(98,504)	(19,690)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	40

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, OTC credit default swaps - sold protection outstanding were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	15,062	$(235,477)	$(200,558)	$(34,919)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	7,452	(116,513)	(85,340)	(31,173)
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB-	USD	3,172	(165,885)	(223,690)	57,805
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	160	(9,256)	(17,452)	8,196
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	320	(18,511)	(35,925)	17,414
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	1,550	(35,420)	(95,672)	60,252
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	1,670	(38,162)	(108,858)	70,696
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	1,670	(38,163)	(101,150)	62,987
CMBX.NA Series 7 AAA	0.50%	Morgan Stanley Capital Services LLC	1/17/47	AAA	USD	5,000	(149,880)	(170,961)	21,081
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	920	(10,958)	(86,117)	75,159
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(59,552)	(449,727)	390,175
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	2,320	(27,632)	(219,911)	192,279
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	2,000	(39,534)	(282,687)	243,153
Total							$(3,918,483)	$(6,063,770)	$2,145,287

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of June 30, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/16	BRL	46,303	$160,854	$799	$160,055
12.30%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	30,093	(111,263)	(519)	(110,744)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	21,685	(92,553)	(154)	(92,399)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	5,825	(35,049)	(24)	(35,025)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	5,234	(27,404)	123	(27,527)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	59,840	46,504	1,623	44,881
11.83%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	27,175	(29,818)	(585)	(29,233)
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	26,976	1,264	358	906
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	24,659	20,623	663	19,960
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	16,143	(27,254)	(207)	(27,047)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	11,845	29,345	(137)	29,482
3.70%[2]	28-day MXIBTIIE	Bank of America N.A.	6/20/16	MXN	353,133	9,343	(249)	9,592
3.69%[2]	28-day MXIBTIIE	Bank of America N.A.	6/20/16	MXN	353,133	5,987	(240)	6,227
3.69%[2]	28-day MXIBTIIE	Bank of America N.A.	6/20/16	MXN	223,031	4,488	(153)	4,641
4.19%[2]	28-day MXIBTIIE	Deutsche Bank AG	12/16/16	MXN	99,813	28,849	(385)	29,234
1.68%[2]	3-month KRW Certificate of Deposit	UBS AG	4/17/17	KRW	51,986,073	1,704	425	1,279
1.68%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	4/20/17	KRW	14,283,713	(873)	39	(912)
1.68%[2]	3-month KRW Certificate of Deposit	UBS AG	4/20/17	KRW	14,261,616	(872)	39	(911)
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/22/17	CNY	70,501	(2,937)	(302)	(2,635)
2.27%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/27/17	CNY	71,106	1,028	(90)	1,118

41	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, OTC interest rate swaps outstanding were as follows: (continued)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.24%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	5/27/17	CNY 69,896	$(7,904)	$(71)	$(7,833)
1.68%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	6/04/17	KRW18,763,100	(6,540)	56	(6,596)
1.70%[2]	3-month KRW Certificate of Deposit	Bank of America N.A.	6/05/17	KRW12,231,202	1,528	90	1,438
1.67%[2]	3-month KRW Certificate of Deposit	Barclays Bank PLC	6/08/17	KRW12,706,859	(5,757)	40	(5,797)
1.67%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	6/08/17	KRW12,588,839	(5,704)	39	(5,743)
4.35%[1]	28-day MXIBTIIE	Bank of America N.A.	11/17/17	MXN 30,329	(1,075)	160	(1,235)
4.69%[1]	28-day MXIBTIIE	Bank of America N.A.	3/16/18	MXN 40,270	(14,217)	278	(14,495)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN 39,525	(4,239)	505	(4,744)
4.57%[1]	28-day MXIBTIIE	Citibank N.A.	3/21/18	MXN 39,525	(5,578)	513	(6,091)
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN 23,232	(4,211)	64	(4,275)
4.72%[1]	28-day MXIBTIIE	Citibank N.A.	11/14/18	MXN 35,665	2,691	92	2,599
5.05%[1]	28-day MXIBTIIE	Citibank N.A.	11/15/19	MXN 25,117	3,093	241	2,852
5.04%[1]	28-day MXIBTIIE	Bank of America N.A.	11/18/19	MXN 23,840	6,476	75	6,401
4.81%[2]	28-day MXIBTIIE	Bank of America N.A.	1/28/20	MXN 23,824	(26,876)	—	(26,876)
5.42%[2]	28-day MXIBTIIE	Goldman Sachs International	3/06/20	MXN 54,720	26,921	(789)	27,710
5.23%[2]	28-day MXIBTIIE	Bank of America N.A.	3/12/20	MXN 72,977	(4,345)	(238)	(4,107)
2.60%[2]	7-day China Fixing Repo Rates	Goldman Sachs International	5/22/20	CNY 15,930	6,679	(167)	6,846
2.65%[2]	7-day China Fixing Repo Rates	Goldman Sachs International	5/22/20	CNY 14,337	12,009	(164)	12,173
2.60%[2]	7-day China Fixing Repo Rates	HSBC Bank PLC	5/25/20	CNY 30,259	12,507	(77)	12,584
2.63%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	5/27/20	CNY 15,133	9,841	(43)	9,884
2.65%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	5/27/20	CNY 14,985	12,024	(44)	12,068
12.50%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL 5,158	(14,787)	203	(14,990)
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL 4,756	99,203	110	99,093
12.35%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL 4,294	(25,589)	38	(25,627)
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL 2,974	(34,916)	(27)	(34,889)
12.44%[2]	1-day BZDIOVER	Citibank N.A.	1/04/21	BRL 7,718	(33,895)	192	(34,087)
12.41%[2]	1-day BZDIOVER	Credit Suisse International	1/04/21	BRL 6,377	(31,764)	82	(31,846)
12.46%[2]	1-day BZDIOVER	Credit Suisse International	1/04/21	BRL 6,362	(26,418)	76	(26,494)
12.35%[2]	1-day BZDIOVER	Credit Suisse International	1/04/21	BRL 4,374	(26,063)	39	(26,102)
12.43%[2]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL 6,302	(28,700)	158	(28,858)
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL 1,990	(31,344)	(10)	(31,334)
12.52%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL 8,650	(25,830)	190	(26,020)
12.50%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL 8,531	(24,456)	336	(24,792)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD 9,510	(748,242)	—	(748,242)
12.26%[2]	1-day BZDIOVER	Citibank N.A.	1/02/23	BRL 6,885	(47,970)	339	(48,309)
12.37%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/23	BRL 12,237	(58,204)	543	(58,747)
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN 37,523	(78,403)	(181)	(78,222)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN 16,314	(33,481)	(79)	(33,402)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN 23,376	63,627	311	63,316
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	1/13/25	MXN 31,430	(112,988)	(129)	(112,859)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	42

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015 OTC interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.56%[2]	28-day MXIBTIIE	Goldman Sachs International	1/13/25	MXN 45,012	$(161,806)	$(185)	$(161,621)
6.46%[2]	28-day MXIBTIIE	Credit Suisse International	5/30/25	MXN 67,224	36,738	(1,136)	37,874
6.46%[2]	28-day MXIBTIIE	Credit Suisse International	5/30/25	MXN 24,294	13,277	(410)	13,687
6.46%[2]	28-day MXIBTIIE	Deutsche Bank AG	5/30/25	MXN 30,801	16,833	(520)	17,353
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN 14,869	(2,521)	(81)	(2,440)
Total					(1,328,410)	$1,443	(1,329,853)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.
[2]	Master Portfolio pays the floating rate and receives the fixed rate.

•	As of June 30, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Repsol SA	0% Fixed[1]	Citibank N.A.	7/17/15	EUR	39	[2]	$(685)	—	$(685)
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	7/17/15	EUR	1,336	[2]	(23,459)	—	(23,459)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	7/17/15	EUR	1,046,512	[2]	(304,044)	—	(304,044)
Aperam SA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	9/18/15	EUR	2,406	[2]	(24,228)	—	(24,228)
Aperam SA	3-month EURIBOR minus 0.35%[1]	JPMorgan Chase Bank N.A.	9/30/15	EUR	581	[2]	(7,158)	—	(7,158)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	11/10/15	EUR	1,244,152	[2]	(392,433)	—	(392,433)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	JPMorgan Chase Bank N.A.	11/10/15	EUR	75,958	[2]	(19,381)	—	(19,381)
Repsol SA	3-month EURIBOR minus 0.20%[1]	Goldman Sachs International	11/12/15	EUR	50,750	[2]	92,891	—	92,891
Banco Bilbao Vizcaya Argentaria SA	1-month EURIBOR minus 0.35%[1]	BNP Paribas S.A.	1/16/16	EUR	49,429	[2]	3,866	—	3,866
Aperam SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	1/18/16	EUR	5,670	[2]	(74,020)	—	(74,020)
Repsol SA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	1/18/16	EUR	1,372	[2]	(774)	—	(774)
Standard Chartered PLC	1-month LIBOR minus 0.40%[1]	Goldman Sachs International	1/18/16	GBP	33,812	[2]	(77,140)	—	(77,140)
Standard Chartered PLC	1-month LIBORminus 0.40%[3]	Goldman Sachs International	1/18/16	GBP	1,345	[2]	(21,535)	—	(21,535)
Volkswagen AG	3-month EURIBOR minus 0.43%[3]	BNP Paribas S.A.	1/18/16	EUR	4,163	[2]	(46,442)	—	(46,442)
Volkswagen AG	3-month EURIBOR minus 0.43%[1]	BNP Paribas S.A.	1/18/16	EUR	3,310	[2]	(22,361)	—	(22,361)
Standard Chartered PLC	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	3/09/16	GBP	32,059	[2]	6,611	—	6,611
Standard Chartered PLC	3-month LIBOR minus 0.25%[3]	BNP Paribas S.A.	3/09/16	GBP	1,275	[2]	(20,414)	—	(20,414)
Altice SA	3-month EURIBOR minus 0.40%[1]	BNP Paribas S.A.	3/11/16	EUR	4,714	[2]	(124,869)	—	(124,869)

43	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	3/19/16	EUR	9,050	[2]	$383,497	—	$383,497
CaixaBank SA	3-month EURIBOR minus 0.50%[3]	Goldman Sachs International	4/21/16	EUR	107,515	[2]	7,842	—	7,842
Telecom Italia SpA	3-month EURIBOR minus 0.50%[3]	Bank of America N.A.	4/29/16	EUR	803,621	[2]	(71,523)	—	(71,523)
Telecom Italia SpA	3-month EURIBOR minus 0.01%[3]	Bank of America N.A.	5/09/16	EUR	809,027	[2]	(89,313)	—	(89,313)
Volkswagen AG	3-month EURIBOR minus 0.20%[3]	Bank of America N.A.	5/22/16	EUR	6,962	[2]	169,999	—	169,999
CaixaBank SA	3-month EURIBOR minus 0.15%[3]	Bank of America N.A.	5/26/16	EUR	104,306	[2]	14,556	—	14,556
Telecom Italia SpA	3-month EURIBOR minus 0.55%[3]	BNP Paribas S.A.	6/10/16	EUR	111,500	[2]	1,955	—	1,955
Telecom Italia SpA	3-month EURIBOR minus 0.50%[3]	BNP Paribas S.A.	6/13/16	EUR	296,614	[2]	2,570	—	2,570
Telecom Italia SpA	3-month EURIBOR minus 0.80%[3]	BNP Paribas S.A.	6/17/16	EUR	537,783	[2]	10,607	—	10,607
Altice SA	3-month EURIBOR minus 0.55%[3]	BNP Paribas S.A.	6/27/16	EUR	1,540	[2]	7,399	—	7,399
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[4]	Bank of America N.A.	1/12/41	USD	1,282		333	$(6,025)	6,358
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[5]	Credit Suisse International	1/12/41	USD	2,527		(656)	(23,016)	22,360
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	2,527		657	(13,847)	14,504
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	1,433		373	680	(307)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[5]	Credit Suisse International	1/12/41	USD	1,395		(363)	(12,299)	11,936
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	1,395		363	662	(299)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[5]	JPMorgan Chase Bank N.A.	1/12/41	USD	1,282		(333)	(10,878)	10,545

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	44

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of June 30, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	2,891	$7,526	$(10,874)	$18,400
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	2,815	7,328	(3,600)	10,928
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	2,815	7,328	(2,411)	9,739
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	2,815	7,328	798	6,530
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[5]	Credit Suisse International	1/12/44	USD	2,586	(6,734)	(23,635)	16,901
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[5]	Credit Suisse International	1/12/44	USD	2,510	(6,536)	(40,867)	34,331
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	2,510	6,536	(14,684)	21,220
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	2,510	6,535	(11,359)	17,894
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[5]	Credit Suisse International	1/12/44	USD	2,510	(6,535)	(21,763)	15,228
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	1,369	3,565	22,339	(18,774)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	1,293	3,367	(9,847)	13,214
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/44	USD	1,293	3,367	(9,443)	12,810
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	JPMorgan Chase Bank N.A.	1/12/44	USD	1,445	3,763	(268)	4,031
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	3-month LIBOR[5]	Credit Suisse International	1/12/44	USD	2,815	7,328	15,684	(8,356)
Total						$(573,446)	$(174,653)	$(398,793)

[1]	Master Portfolio pays the total return of the reference entity and receives the floating rate. Net payment made at termination.

[2]	Contract amount shown.

[3]	Master Portfolio pays the floating rate and receives the total return of the reference entity. Net payment made at termination.

[4]	Master Portfolio pays the total return of the reference entity and receives the floating rate.

[5]	Master Portfolio pays the floating rate and receives the total return of the reference entity.

45	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of June 30, 2015, OTC total return variance swaps outstanding were as follows:

Index	Variance Strike Price[1]	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EURO STOXX 50
Index	EUR 23.50EUR	Barclays Bank PLC	6/17/16	EUR	3	$$8,837	—	$$8,837
S&P 500 Index	USD 22.00USD	Barclays Bank PLC	6/17/16	USD	3	115,950	—	115,950
Total						$124,787	—	$124,787

[1]	At expiration, the Master Portfolio pays or receives the difference between the realized variance and predefined variance strike price multiplied by the notional amount.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$765,280,496	$117,895,246	$883,175,742
Common Stocks	$20,727,403	6,173,944	—	26,901,347
Corporate Bonds.	—	2,304,886,721	—	2,304,886,721
Floating Rate Loan Interests	—	92,774,822	1,353,897	94,128,719
Foreign Agency Obligations	—	24,765,499	—	24,765,499
Foreign Government Obligations	—	296,502,656	—	296,502,656
Non-Agency Mortgage-Backed Securities	—	546,197,082	49,233,111	595,430,193
Other Interests	—	925	—	925
Preferred Securities	23,857,920	104,827,514	1,835,238	130,520,672
Taxable Municipal Bonds	—	307,414,483	—	307,414,483
U.S. Government Sponsored Agency Securities	—	4,502,955,515	—	4,502,955,515
U.S. Treasury Obligations	—	2,295,570,811	—	2,295,570,811
Short-Term Securities:
Borrowed Bond Agreements	—	102,085,639	—	102,085,639
Options Purchased:
Credit Contracts	—	901,578	—	901,578
Equity Contracts	2,121,712	1,220,064	—	3,341,776
Foreign Currency Exchange Contracts	—	6,524,919	—	6,524,919
Interest Rate Contracts	2,120,219	194,373	—	2,314,592
Liabilities:
Investments in Securities:
Borrowed Bonds	—	(100,053,415)	—	(100,053,415)
Investments Sold Short	—	(39,506,723)	—	(39,506,723)
TBA Sale Commitments	—	(2,135,109,220)	—	(2,135,109,220)

Total	$48,827,254	$9,083,607,683	$170,317,492	$9,302,752,429

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015	46

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$5,940,122	—	$5,940,122
Equity contracts	$12,203	826,580	—	838,783
Foreign currency exchange contracts	61,937	6,126,765	—	6,188,702
Interest rate contracts	2,137,017	5,083,640	—	7,220,657
Liabilities:
Credit contracts	—	(7,484,556)	—	(7,484,556)
Equity contracts	(833,695)	(1,319,780)	—	(2,153,475)
Foreign currency exchange contracts	(41,212)	(32,003,092)	—	(32,044,304)
Interest rate contracts	(5,922,667)	(5,415,392)	—	(11,338,059)

Total	$(4,586,417)	$(28,245,713)	—	$(32,832,130)

[1] Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,290,090	—	—	$4,290,090
Cash pledged as collateral - for OTC derivatives	10,001,000	—	—	10,001,000
Cash pledged for financial futures contracts	14,401,680	—	—	14,401,680
Cash pledged for centrally cleared swaps	25,477,860	—	—	25,477,860
Foreign currency at value	18,408,611	—	—	18,408,611
Liabilities:
Cash received as collateral for borrowed bonds	—	$(1,026,000)	—	(1,026,000)
Cash received as collateral for TBA commitments	—	(1,570,000)	—	(1,570,000)
Reverse repurchase agreements	—	(1,569,816,253)	—	(1,569,816,253)

Total	$72,579,241	$(1,572,412,253)	—	$(1,499,833,012)

There were no transfers between Level 1 and Level 2 during the year ended June 30, 2015.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of September 30, 2014	$33,947,846	$9,752,869	$22,024,354	$1	$2,346,986	$68,072,056
Transfers into Level 3	36,700,652	—	—	—	—	36,700,652
Transfers out of Level 3	(8,411,200)	—	(12,830)	(1)	—	(8,424,031)
Accrued discounts/premiums	40,533	4,014	54,952	—	—	99,499
Net realized gain (loss)	(59,845)	3,569	168,391	—	(511,748)	(399,633)
Net change in unrealized appreciation (depreciation)[1]	209,567	(194,420)	(142,277)	—	—	(127,130)
Purchases	74,819,995	—	37,870,453	—	—	112,690,448
Sales.	(19,352,302)	(8,212,135)	(10,729,932)	—	—	(38,294,369)

Closing Balance, as of June 30, 2015	$117,895,246	$1,353,897	$49,233,111	—	$1,835,238	$170,317,492

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015[1]	$200,252	$(16,680)	$(91,057)	—	$(511,747)	$(419,232)

[1]

Any difference between Net change in unrealized appreciation (depreciation) and Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

47	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Date:	August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Date:	August 21, 2015